  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 9, 2002
                                                       Registration No. 333-5827
                                                       Registration No. 811-7645
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   -----------

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                      (GROUP VARIABLE ANNUITY I, II & III)


                        Post-Effective Amendment No. 10    [X]


                                     AND/OR

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 20            [X]


                                  -----------

                   LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L
                           (Exact Name of Registrant)

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                            1300 South Clinton Street
                                  P.O. Box 1110
                            Fort Wayne, Indiana 46802
              (Address of Depositor's Principal Executive Offices)

         DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: 219-455-2000

                         ELIZABETH A. FREDERICK, ESQUIRE
                   The Lincoln National Life Insurance Company
                             1300 S. Clinton Street
                                  P.O. Box 1110
                            Fort Wayne, Indiana 46802
                (Name and Complete Address of Agent for Service)

                                    Copy to:

                             Brian M. Burke, Esquire
                   The Lincoln National Life Insurance Company
                             1300 S. Clinton Street
                                  P.O. Box 1110
                            Fort Wayne, Indiana 46802
                          Telephone No. (219) 455-2000

It is proposed that this filing will become effective (check appropriate box)


     [_]  immediately upon filing pursuant to paragraph (b) of Rule 485


     [X]  on May 1, 2002, pursuant to paragraph (b) of Rule 485


     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [_]  on ________________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

Lincoln National Variable Annuity Account L


Group Variable Annuity Contracts I, II, & III


Servicing Office:                         Home Office:
Lincoln National Life Insurance Company   Lincoln National Life Insurance Company
P.O. Box 9740                             1300 South Clinton Street
Portland, ME 04104                        Fort Wayne, IN 46802
(800) 341-0441
www.LincolnRetirement.com

This Prospectus describes group annuity contracts and individual certificates issued by Lincoln National Life Insurance Company (Lincoln Life). They are for use with qualified and non-qualified retirement plans. Generally, neither the contractowner nor the individual participant pays federal income tax on the contract's growth until it is paid out. The contract is designed to accumulate account value and, as permitted by the plan for which the contractowner purchases the contract, to provide retirement income that a participant cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If a participant dies before the annuity commencement date, we pay the beneficiary or the plan a death benefit.

If the contractowner gives certain rights to plan participants, we issue active life certificates to them. Participants choose whether account value accumulates on a variable or a fixed (guaranteed) basis or both. If a participant allocates contributions to the fixed account, we guarantee principal and a minimum interest rate.


All contributions for benefits on a variable basis will be placed in Lincoln National Variable Annuity Account L (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. If a participant puts all or some contributions into one or more of the contract's subaccounts, the participant takes all the investment risk on the account value and the retirement income. If the selected subaccounts make money, account value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the selected subaccounts. We do not guarantee how any of the subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees the investment in the contract.


The available subaccounts, and the funds in which they invest, are listed below. The contractowner decides which of these subaccounts are available under the contract for participant allocations. For more information about the investment objectives, policies and risks of the funds please refer to the Prospectuses for the funds.

AFIS Growth Account
  American Funds Insurance Series (AFIS)
  Growth Fund Class 2
AFIS International Account
  American Funds Insurance Series (AFIS)
  International Fund Class 2
AMT Mid-Cap Growth Account
  Neuberger Berman Advisors Management Trust
  (AMT) Mid-Cap Growth Portfolio
Asset Manager Account
  Fidelity(R) Variable Insurance Products
  Asset Manager Portfolio Initial Class
AVP Growth Account
  Alliance Variable Products Series Fund (AVP)
  Growth Portfolio Class B
AVP Technology Account
  Alliance Variable Products Series Fund (AVP)
  Technology Portfolio Class B
Balanced Account
  American Century Variable Portfolios, Inc.
  Balanced Fund
Capital Appreciation Account
  Lincoln National Capital Appreciation Fund
DGPF Real Estate Account

  Delaware VIP Trust


  Delaware VIP REIT Series Service Class

DGPF Trend Account

  Delaware VIP Trust


  Delaware VIP Trend Series Service Class

Equity-Income Account
  Fidelity(R) Variable Insurance Products
  Equity-Income Portfolio Initial Class
Global Growth Account
  Janus Aspen Series Worldwide
  Growth Portfolio Institutional Shares
Growth I Account
  Fidelity(R) Variable Insurance Products
  Growth Portfolio Initial Class
Growth and Income Account
  Lincoln National Growth and Income Fund
Index Account
  Dreyfus Stock Index Fund Initial Class
International Stock Account
  T. Rowe Price International Stock Portfolio
Mid Cap Growth I Account
  Lincoln National Aggressive Growth Fund
Mid Cap Value Account
  Neuberger Berman Advisors Management Trust
  (AMT) Partners Portfolio
Small Cap Account
  Dreyfus Variable Insurance Fund
  Small Cap Portfolio Initial Shares
Small Cap Growth Account
  Baron Capital Asset Fund Insurance Shares
Social Awareness Account
  Lincoln National Social Awareness Fund
VIP Contrafund(R) Account
  Fidelity(R) Variable Insurance Products
  Contrafund(R) Portfolio Service Class 2

This Prospectus gives you information about the contracts and certificates that contractowners and participants should know before investing. Please review the Prospectuses for the funds, and keep them for reference.

Neither the SEC nor any state securities commission has approved the contracts or determined that this Prospectus is accurate and complete. Any representation to the contrary is a criminal offense.


A Statement of Additional Information (SAI), dated the same date as this Prospectus, has more information about the contracts and certificates. Its terms are made part of this Prospectus. If you have any questions or for a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 9740, Portland, ME 04104, or call 1-800-341-0441.


The SAI and other information about Lincoln Life and Account L are also available on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.


May 1, 2002

Table of Contents


                    Item                                Page
                    ----------------------------------------
                    Special terms                         2
                    ----------------------------------------
                    Expense tables                        3
                    ----------------------------------------
                    Summary                               6
                    ----------------------------------------
                    Condensed financial information       7
                    ----------------------------------------
                    Investment results                    9
                    ----------------------------------------
                    Financial statements                  9
                    ----------------------------------------
                    The Lincoln National Life Insurance
                    Company                               9
                    ----------------------------------------
                    Fixed side of the contract            9
                    ----------------------------------------
                    Variable annuity account (VAA)        9
                    ----------------------------------------
                    Investments of the VAA               10
                    ----------------------------------------
                    Charges and other deductions         12
                    ----------------------------------------



               Item                                          Page
               --------------------------------------------------
               The contracts                                  15
               --------------------------------------------------
               Annuity payouts                                20
               --------------------------------------------------
               Federal tax matters                            21
               --------------------------------------------------
               Voting rights                                  23
               --------------------------------------------------
               Distribution of the contracts                  24
               --------------------------------------------------
               Return privilege                               24
               --------------------------------------------------
               State regulation                               24
               --------------------------------------------------
               Records and reports                            24
               --------------------------------------------------
               Other information                              24
               --------------------------------------------------
               Group Variable Annuity Contracts I, II, & III
               Statement of Additional Information
               Table of contents                              25
               --------------------------------------------------

Special Terms

Account or variable annuity account (VAA)--The segregated investment account, Account L, into which Lincoln Life sets aside and invests the assets for the variable side of the contracts offered in this Prospectus.

Account value--At a given time before the annuity commencement date, the value of all accumulation units for a contract plus the value of the fixed side of the contract.

Accumulation unit--A measure used to calculate account value for the variable side of the contract.

Annuitant--The person on whose life the annuity benefit payments made after an annuity commencement date are based.

Annuity commencement date--The date on which Lincoln Life makes the first annuity payout to the annuitant.

Annuity payout--An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit--A measure used to calculate the amount of each annuity payout for the variable side of the contract after an annuity commencement date.

Beneficiary--The person the participant chooses to receive any death benefit paid if the participant dies before the annuity commencement date.

Contractowner--The party named on the group annuity contract (for example, an employer, a retirement plan trust, an association, or other entity allowed by law).

Contributions--Amounts paid into the contract.

Death Benefit--An amount payable to a designated beneficiary if a participant dies before his or her annuity commencement date.

Lincoln Life (we, us our)--The Lincoln National Life Insurance Company.

Participant--An employee or other person affiliated with the contractowner on whose behalf we maintain an account under the contract.

Participation year--A 12 month period starting with the date that we receive the first contribution on behalf of a participant and on each anniversary after that.

Plan--The retirement program that an employer offers to its employees for which a contract is used to accumulate funds.

Subaccount--The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each fund.

Valuation date--Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period--The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense tables

Contractowner transaction expenses for GVA I, II, & III:

The maximum surrender charge (contingent deferred sales charge) as a GVA I GVA II GVA III
percentage of the gross withdrawal amount:                           ----- ------ -------
                                                                      5%     6%    None

The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal.

Contract fees for GVA I, II, & III:
Annual administration charge (per participant):  $25
Loan establishment fee (per loan):  $50
Systematic withdrawal option fee:  $30

The annual administration charge may be paid by an employer on behalf of participants. It is not charged during the annuity period.

We may reduce or waive these charges in certain situations. See "Charges and other deductions" and "The contracts."



Account L annual expenses for GVA I, II, & III subaccounts:
(as a percentage of average account value):
"Standard" mortality and expense risk charge:  1.00%
"Breakpoint" mortality and expense risk charge*:  .75%


* Only certain contracts or plans are eligible for a breakpoint charge. See "Charges and other deductions."



Annual expenses of the funds for the year ended December 31, 2001:

(as a percentage of each fund's average net assets):


                                                              Management     12b-1     Other        Total
                                                              fees       +   fees  +   Expenses =   Expenses
------------------------------------------------------------------------------------------------------------
 1. AVP Growth Class B                                           0.75%       0.25%       0.11%        1.11%
------------------------------------------------------------------------------------------------------------
 2. AVP Technology Class B                                       1.00        0.25        0.08         1.33
------------------------------------------------------------------------------------------------------------
 3. American Century VP Balanced                                 0.90        0.00        0.00         0.90
------------------------------------------------------------------------------------------------------------
 4. AFIS Growth Class 2                                          0.37        0.25        0.01         0.63
------------------------------------------------------------------------------------------------------------
 5. AFIS International Class 2                                   0.55        0.25        0.06         0.86
------------------------------------------------------------------------------------------------------------
 6. Baron Capital Asset Insurance Shares/1/*                     1.00        0.25        0.25         1.50
------------------------------------------------------------------------------------------------------------
 7. DGPF Real Estate Service Class/2+/                           0.75        0.15        0.14         1.04
------------------------------------------------------------------------------------------------------------
 8. DGPF Trend Service Class/3+/                                 0.74        0.15        0.16         1.05
------------------------------------------------------------------------------------------------------------
 9. Dreyfus Stock Index Initial Shares                           0.25        0.00        0.01         0.26
------------------------------------------------------------------------------------------------------------
10. Dreyfus VIF: Small Cap Initial Shares                        0.75        0.00        0.04         0.79
------------------------------------------------------------------------------------------------------------
11. Fidelity VIP Growth Initial Class/4/                         0.58        0.00        0.10         0.68
------------------------------------------------------------------------------------------------------------
12. Fidelity VIP Equity Income Initial Class/4/                  0.48        0.00        0.10         0.58
------------------------------------------------------------------------------------------------------------
13. Fidelity VIP - Asset Manager Initial Class/4/                0.53        0.00        0.11         0.64
------------------------------------------------------------------------------------------------------------
14. Fidelity VIP Contrafund Service Class-2/4/                   0.58        0.25        0.11         0.94
------------------------------------------------------------------------------------------------------------
15. Janus Aspen Series: Worldwide Growth Institutional Shares    0.65        0.00        0.04         0.69
------------------------------------------------------------------------------------------------------------
16. Lincoln National Aggressive Growth                           0.72        0.00        0.09         0.81
------------------------------------------------------------------------------------------------------------
17. Lincoln National Capital Appreciation                        0.72        0.00        0.06         0.78
------------------------------------------------------------------------------------------------------------
18. Lincoln National Growth and Income                           0.32        0.00        0.04         0.36
------------------------------------------------------------------------------------------------------------
19. Lincoln National Social Awareness                            0.34        0.00        0.06         0.40
------------------------------------------------------------------------------------------------------------
20. Neuberger Berman AMT: Mid-Cap Growth                         0.84        0.00        0.07         0.91
------------------------------------------------------------------------------------------------------------
21. Neuberger Berman AMT: Partners                               0.82        0.00        0.05         0.87
------------------------------------------------------------------------------------------------------------
22. T. Rowe Price International Portfolio                        1.05        0.00        0.00         1.05
------------------------------------------------------------------------------------------------------------

*After waivers and/or reimbursements.

+The total expenses have been restated to reflect the waiver and/or reimbursement dated May 1, 2002 through April 30, 2003.

Voluntary fee reimbursements:
The following funds voluntarily waive expenses to the extent necessary to not exceed a maximum total expense ratio.


4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.


Contractual fee reimbursements:
The following funds contractually waive the management fee to the extent necessary to not exceed a maximum total expense ratio.


1) The Adviser is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.5% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for Fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period January 1, 2001 through December 31, 2001 would have been 1.59%.



2) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 1.04% for the fiscal year 2001 (including 12b-1 fees). Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).



3) The investment advisor for the Delaware VIP Trend Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 1.05% for the fiscal year 2001 (including 12b-1 fees). Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).


4


EXAMPLES
(expenses of the subaccounts and the funds):

If you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


                                                                            Standard*
                                              GVA I                          GVA II                          GVA III
                                 ------------------------------- ------------------------------- -------------------------------
                                 1 year 3 years 5 years 10 years 1 year 3 years 5 years 10 years 1 year 3 years 5 years 10 years
--------------------------------------------------------------------------------------------------------------------------------
 1. AFIS Growth Account           $69    $108    $149     $211    $79    $118    $160     $237    $17     $53    $ 91     $198
-------------------------------- ------ ------- ------- -------- ------ ------- ------- -------- ------ ------- ------- --------
 2. AFIS International Account     71     114     161      235     81     125     171      260     19      60     103      223
-------------------------------- ------ ------- ------- -------- ------ ------- ------- -------- ------ ------- ------- --------
 3. AMT Mid-Cap Growth Account     71     116     163      241     81     126     174      265     20      61     106      228
-------------------------------- ------ ------- ------- -------- ------ ------- ------- -------- ------ ------- ------- --------
 4. Asset Manager Account          69     108     150      212     79     118     161      238     17      53      92      199
-------------------------------- ------ ------- ------- -------- ------ ------- ------- -------- ------ ------- ------- --------
 5. AVP Growth Account             73     122     173      261     83     132     183      286     22      67     116      249
-------------------------------- ------ ------- ------- -------- ------ ------- ------- -------- ------ ------- ------- --------
 6. AVP Technology Account         75     128     183      283     85     138     194      307     24      74     127      271
-------------------------------- ------ ------- ------- -------- ------ ------- ------- -------- ------ ------- ------- --------
 7. Balanced Account               71     116     163      239     81     126     173      264     20      61     105      227
-------------------------------- ------ ------- ------- -------- ------ ------- ------- -------- ------ ------- ------- --------
 8. Capital Appreciation Account   70     112     157      227     80     122     167      252     19      57      99      214
-------------------------------- ------ ------- ------- -------- ------ ------- ------- -------- ------ ------- ------- --------
 9. DGPF Real Estate Account       73     120     169      254     83     130     180      279     21      65     112      242
-------------------------------- ------ ------- ------- -------- ------ ------- ------- -------- ------ ------- ------- --------
10. DGPF Trend Account             73     120     170      255     83     130     180      280     21      66     113      243
-------------------------------- ------ ------- ------- -------- ------ ------- ------- -------- ------ ------- ------- --------
11. Equity Income Account          68     106     147      206     78     117     158      231     17      51      88      193
-------------------------------- ------ ------- ------- -------- ------ ------- ------- -------- ------ ------- ------- --------
12. Global Growth Account          69     109     152      217     79     120     163      243     18      55      94      205
-------------------------------- ------ ------- ------- -------- ------ ------- ------- -------- ------ ------- ------- --------
13. Growth I Account               69     109     152      216     79     120     163      242     18      54      94      204
-------------------------------- ------ ------- ------- -------- ------ ------- ------- -------- ------ ------- ------- --------
14. Growth & Income Account        66     100     136      182     76     110     147      208     14      44      77      169
-------------------------------- ------ ------- ------- -------- ------ ------- ------- -------- ------ ------- ------- --------
15. Index Account                  65      97     131      171     75     107     142      197     13      41      72      157
-------------------------------- ------ ------- ------- -------- ------ ------- ------- -------- ------ ------- ------- --------
16. International Account          73     120     170      255     83     130     180      280     21      66     113      243
-------------------------------- ------ ------- ------- -------- ------ ------- ------- -------- ------ ------- ------- --------
17. Mid Cap Growth I Account       70     113     158      230     81     123     169      255     19      58     100      218
-------------------------------- ------ ------- ------- -------- ------ ------- ------- -------- ------ ------- ------- --------
18. Mid Cap Value Account          71     115     161      236     83     125     172      261     19      60     103      224
-------------------------------- ------ ------- ------- -------- ------ ------- ------- -------- ------ ------- ------- --------
19. Small Cap Account              70     112     157      228     80     123     168      253     19      58      99      215
-------------------------------- ------ ------- ------- -------- ------ ------- ------- -------- ------ ------- ------- --------
20. Small Cap Growth Account       77     133     191      300     87     143     202      323     26      79     135      288
-------------------------------- ------ ------- ------- -------- ------ ------- ------- -------- ------ ------- ------- --------
21. Social Awareness Account       66     101     138      186     77     111     149      212     15      46      79      173
-------------------------------- ------ ------- ------- -------- ------ ------- ------- -------- ------ ------- ------- --------
22. VIP Contrafund Account         72     117     165      244     82     127     175      268     20      62     107      231
-------------------------------- ------ ------- ------- -------- ------ ------- ------- -------- ------ ------- ------- --------



*Examples shown may be less for plans qualifying for "breakpoint" mortality and expense risk charge.

If you do not surrender your contract or if you annuitize, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


                                                                            Standard*
                                              GVA I                          GVA II                          GVA III
                                 ------------------------------- ------------------------------- -------------------------------
                                 1 year 3 years 5 years 10 years 1 year 3 years 5 years 10 years 1 year 3 years 5 years 10 years
--------------------------------------------------------------------------------------------------------------------------------
 1. AFIS Growth Account           $17     $53    $ 91     $197    $17     $52    $ 89     $195    $17     $53    $ 91     $198
--------------------------------------------------------------------------------------------------------------------------------
 2. AFIS International Account     19      60     102      222     19      59     101      220     19      60     103      223
--------------------------------------------------------------------------------------------------------------------------------
 3. AMT Mid-Cap Growth Account     20      61     105      227     20      60     104      225     20      61     106      228
--------------------------------------------------------------------------------------------------------------------------------
 4. Asset Manager Account          17      53      91      198     17      52      90      196     17      53      92      199
--------------------------------------------------------------------------------------------------------------------------------
 5. AVP Growth Account             22      67     115      248     22      67     114      246     22      67     116      249
--------------------------------------------------------------------------------------------------------------------------------
 6. AVP Technology Account         24      74     126      270     24      73     125      268     24      74     127      271
--------------------------------------------------------------------------------------------------------------------------------
 7. Balanced Account               20      61     104      226     19      60     103      224     20      61     105      227
--------------------------------------------------------------------------------------------------------------------------------
 8. Capital Appreciation Account   18      57      98      213     18      56      97      211     19      57      99      214
--------------------------------------------------------------------------------------------------------------------------------
 9. DGPF Real Estate Account       21      65     112      241     21      64     111      238     21      65     112      242
--------------------------------------------------------------------------------------------------------------------------------
10. DGPF Trend Account             21      65     112      242     21      65     111      239     21      66     113      243
--------------------------------------------------------------------------------------------------------------------------------
11. Equity Income Account          16      51      88      192     16      50      87      189     17      51      88      193
--------------------------------------------------------------------------------------------------------------------------------
12. Global Growth Account          18      54      94      204     17      54      93      201     18      55      94      205
--------------------------------------------------------------------------------------------------------------------------------
13. Growth I Account               17      54      93      203     17      53      92      200     18      54      94      204
--------------------------------------------------------------------------------------------------------------------------------
14. Growth & Income Account        14      44      76      167     14      44      75      165     14      44      77      169
--------------------------------------------------------------------------------------------------------------------------------
15. Index Account                  13      41      71      156     13      40      70      154     13      41      72      157
--------------------------------------------------------------------------------------------------------------------------------
16. International Account          21      65     112      242     21      65     111      239     21      66     113      243
--------------------------------------------------------------------------------------------------------------------------------
17. Mid Cap Growth I Account       19      58     100      216     19      57      99      214     19      58     100      218
--------------------------------------------------------------------------------------------------------------------------------
18. Mid Cap Value Account          19      60     103      223     19      59     102      221     19      60     103      224
--------------------------------------------------------------------------------------------------------------------------------
19. Small Cap Account              19      57      99      214     18      57      98      212     19      58      99      215
--------------------------------------------------------------------------------------------------------------------------------
20. Small Cap Growth Account       26      79     135      287     25      78     134      285     26      79     135      288
--------------------------------------------------------------------------------------------------------------------------------
21. Social Awareness Account       15      45      78      172     14      45      77      170     15      46      79      173
--------------------------------------------------------------------------------------------------------------------------------
22. VIP Contrafund Account         20      62     107      230     20      61     105      228     20      62     107      231
--------------------------------------------------------------------------------------------------------------------------------



*Examples shown may be less for plans qualifying for "breakpoint" mortality and expense risk charge.



The Expense Tables reflect expenses of the VAA as well as expenses of the Funds. We provide these examples, which are unaudited, to show the direct and indirect costs and expenses of the contract.


For more information, see "Charges and other deductions" in this Prospectus, and in the Prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary


What kind of contract is this? It is a group variable annuity contract between the Contractowner and Lincoln Life. It may provide for a fixed annuity and/or a variable annuity. This Prospectus describes the variable side of the contract. See "The contracts." Charges and available features may vary in certain states. Please check with your investment representative or with our servicing office for information.



What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See "Variable annuity account."


What are the contract's investment choices? Based upon instructions, the VAA applies contributions to buy shares in one or more of the funds: See "Investments of the VAA--Description of the Funds."

Who advises the funds? Several different investment advisers manage the funds. See "Investments of the VAA--Description of the Funds."

How do the contracts work? If we approve the application, we will send the contractowner a contract. When participants make contributions, they buy accumulation units. If the participant decides to receive retirement income payments, we convert accumulation units to annuity units. Retirement income payments will be based on the number of annuity units received and the value of each annuity unit on payout days. See "The contracts" and "Annuity payouts."

What charges do I pay under the contract? If participants in GVA I or GVA II withdraw account value, a surrender charge of 0-5% or 0-6%, respectively, of the gross withdrawal amount applies depending upon how many participation years the participant has been in the contract. We may reduce or waive surrender charges in certain situations. See "Charges and other deductions--Surrender charge for GVA I and GVA II."

There is no surrender charge for GVA III.

We charge an account fee charge of $25 per participant account. We will deduct any applicable premium tax from contributions or account value at the time the tax is incurred or at another time we choose.

We apply an annual charge totaling 1.00% "standard", or .75% "breakpoint", to the daily net asset value of the VAA. See "Charges and other deductions."

The funds' investment management fees, 12b-1 fees, expenses and expense limitations, if applicable, are more fully described in the Prospectuses for the funds.

What contributions are necessary, and how often? Contributions made on behalf of participants may be in any amount unless the contractowner or the plan has a minimum amount. See "The contracts--Contributions."

How will annuity payouts be calculated? If a participant decides to annuitize, they select an annuity option and start receiving retirement income payments from the contract as a fixed option or variable option or a combination of both. See "Annuity payout options." Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.


What happens if a participant dies before he or she annuitizes? The beneficiary has options as to how any death benefit is paid. See "The contracts--Death benefit before the annuity commencement date."


May participants transfer account value between subaccounts, and between the VAA and the fixed account? Before the annuity commencement date, yes, subject to the terms of the plan. See "The contracts--Transfers on or before the annuity commencement date."

May a participant withdraw account value? Yes, during the accumulation period, subject to contract requirements, to the restrictions of any plan, and to certain restrictions under GVA III. See "Charges and other deductions." Under GVA III, a participant may not transfer more than 20% of his or her fixed account holdings to the VAA each year, unless the participant intends to liquidate their fixed account value. Under GVA III, liquidation of the entire fixed account value must be over 5 annual installments. See "Fixed account withdrawal/ transfer limits for GVA III." The contractowner must also approve participant withdrawals under Section 401(a) plans and plans subject to Title I of ERISA. Certain charges may apply. See "Charges and other deductions." A portion of withdrawal proceeds may be taxable. In addition, a 10% Internal Revenue Service (IRS) tax penalty may apply to distributions before age 59 1/2. A withdrawal also may be subject to 20% withholding. See "Federal tax matters."

Do participants get a free look at their certificates? A participant under a
Section 403(b) or 408 plan and certain non-qualified plans can cancel the active life certificate within ten days (in some states longer) of the date the participant receives the certificate. The participant needs to give notice to our servicing office. See "Return privilege."

Condensed financial information

Accumulation unit values


The following information relating to accumulation unit values and number of accumulation units for the period ended December 31, 2001 comes from the VAA's financial statements. It should be read in conjunction with the VAA's financial statements and notes which are all included in the SAI.



                                                                        1999                 2000                 2001
                                                                -------------------- -------------------- --------------------
                                           1996    1997    1998 Standard Breakpoint+ Standard Breakpoint+ Standard Breakpoint+
------------------------------------------------------------------------------------------------------------------------------
AFIS Growth Account***
.. Beginning of period unit value.......                                              $10.000    $10.000   $ 8.991    $ 8.997
.. End of period unit value.............                                                8.991      8.997     7.285      7.309
.. End of period number of units (000's
 omitted)..............................                                                   88          1       510         11
------------------------------------------------------------------------------------------------------------------------------
AFIS International Account***
.. Beginning of period unit value.......                                              $10.000    $10.000   $ 8.582    $ 8.587
.. End of period unit value.............                                                8.582      8.587     6.807      6.828
.. End of period number of units (000's
 omitted)..............................                                                   17          0        53          3
------------------------------------------------------------------------------------------------------------------------------
AMT Mid-Cap Growth Account***
.. Beginning of period unit value.......                                              $10.000    $10.000   $ 7.673    $ 7.678
.. End of period unit value.............                                                7.673      7.678     5.725      5.743
.. End of period number of units (000's
 omitted)..............................                                                   59          1       115          2
------------------------------------------------------------------------------------------------------------------------------
Asset Manager Account*
.. Beginning of period unit value....... $16.309 $17.267 $20.583 $23.445    $24.279   $25.787    $25.819   $24.527    $24.619
.. End of period unit value.............  17.267  20.583   3.445  25.787     25.819    24.527     24.619    23.290     23.436
.. End of period number of units (000's
 omitted)..............................      25   4,471   4,638   4,152        251     3,547        200     3,360        102
------------------------------------------------------------------------------------------------------------------------------
AVP Growth Account***
.. Beginning of period unit value.......                                              $10.000    $10.000   $ 8.743    $ 8.748
.. End of period unit value.............                                                8.743      8.748     6.609      6.629
.. End of period number of units (000's
 omitted)..............................                                                    8          0        28          2
------------------------------------------------------------------------------------------------------------------------------
AVP Technology Account***
.. Beginning of period unit value.......                                              $10.000    $10.000   $ 7.094    $ 7.098
.. End of period unit value.............                                                7.094      7.098     5.235      5.252
.. End of period number of units (000's
 omitted)..............................                                                   58          1       222          6
------------------------------------------------------------------------------------------------------------------------------
Balanced Account*
.. Beginning of period unit value....... $15.698 $16.213 $18.550 $21.263    $21.702   $23.168    $23.198   $22.330    $22.414
.. End of period unit value.............  16.213  18.550  21.263  23.168     23.198    22.330     22.414    21.327     21.460
.. End of period number of units (000's
 omitted)..............................       2   1,267   1,269   1,099         94     1,000         98     1,015         92
------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Account***
.. Beginning of period unit value.......                                              $10.000    $10.000   $ 8.243    $ 8.249
.. End of period unit value.............                                                8.243      8.249     6.048      6.068
.. End of period number of units (000's
 omitted)..............................                                                   25          3       110          7
------------------------------------------------------------------------------------------------------------------------------
DGPF Real Estate Account***
.. Beginning of period unit value.......                                              $10.000    $10.000   $10.569    $10.575
.. End of period unit value.............                                               10.569     10.575    11.371     11.406
.. End of period number of units (000's
 omitted)..............................                                                   56          1       179          1
------------------------------------------------------------------------------------------------------------------------------
DGPF Trend Account***
.. Beginning of period unit value.......                                              $10.000    $10.000   $ 7.781    $ 7.786
.. End of period unit value.............                                                7.781      7.786     6.513      6.533
.. End of period number of units (000's
 omitted)..............................                                                   45          0        67          5
------------------------------------------------------------------------------------------------------------------------------
Equity-Income Account*
.. Beginning of period unit value....... $14.763 $15.790 $19.985 $22.087    $24.433   $23.252    $23.281   $24.959    $25.052
.. End of period unit value.............  15.790  19.985  22.087  23.252     23.281    24.959     25.052    23.486     23.633
.. End of period number of units (000's
 omitted)..............................      10   3,608   4,155   3,856        182     3,030        155     3,059        132
------------------------------------------------------------------------------------------------------------------------------
Global Growth Account**
.. Beginning of period unit value.......                 $10.000 $12.520    $13.979   $20.385    $20.410   $17.019    $17.083
.. End of period unit value.............                  12.520  20.385     20.410    17.019     17.083    13.069     13.152
.. End of period number of units (000's
 omitted)..............................                      75   1,054         74     2,225        150     2,218        139
------------------------------------------------------------------------------------------------------------------------------

                                                                        1999                 2000                 2001
                                                                -------------------- -------------------- --------------------
                                           1996    1997    1998 Standard Breakpoint+ Standard Breakpoint+ Standard Breakpoint+
------------------------------------------------------------------------------------------------------------------------------
Growth I Account*
.. Beginning of period unit value....... $22.793 $23.220 $28.328 $39.122    $44.085   $53.234    $53.301   $46.917    $47.094
.. End of period unit value.............  23.220  28.328  39.122  53.234     53.301    46,917     47,904    38.252     38.492
.. End of period number of units (000's
 omitted)..............................       8   4.982   5.291   5.554        151     5,136        184     4,883        144
------------------------------------------------------------------------------------------------------------------------------
Growth & Income Account***
.. Beginning of period unit value.......                                              $10.000    $10.000   $ 9.051    $ 9.057
.. End of period unit value.............                                                9.051      9.057     7.954      7.980
.. End of period number of units (000's
 omitted)..............................                                                    9          1        81          4
------------------------------------------------------------------------------------------------------------------------------
Index Account*
.. Beginning of period unit value....... $21.013 $22.705 $29.827 $37.861    $41.583   $45.208    $45.265   $40.604    $40.757
.. End of period unit value.............  22.705  29.827  37.861  45.208     45.265    40.604     40.757    35.304     35.525
.. End of period number of units (000's
 omitted)..............................       3   3,317   3,913   3,815        352     3,325        282     3,209        205
------------------------------------------------------------------------------------------------------------------------------
International Stock Account*
.. Beginning of period unit value....... $11.687 $12.276 $12.503 $14.342    $14.861   $18.931    $18.955   $15.400    $15.457
.. End of period unit value.............  12.276  12.503  14.342  18.931     18.995    15.400     15.457    11.859     11.934
.. End of period number of units (000's
 omitted)..............................       5   1,837   2,049   1,818        122     1,634         80     1,544         62
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth I Account**
.. Beginning of period unit value.......                 $10.000 $12.454    $12.865   $17.563    $17.585   $16.920    $16.984
.. End of period unit value.............                  12.454  17.563     17.585    16.920     16.984    11.175     11.246
.. End of period number of units (000's
 omitted)..............................                      19   1,486        202     2,416        156     2,306        137
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Account**
.. Beginning of period unit value.......                 $10.000 $11.861    $13.254   $12.609    $12.625   $12.571    $12.619
.. End of period unit value.............                  11.861  12.609     12.625    12.571     12.619    12.094     12.170
.. End of period number of units (000's
 omitted)..............................                      27     150         21       212         32       323         39
------------------------------------------------------------------------------------------------------------------------------
Small Cap Account*
.. Beginning of period unit value....... $14.854 $15.286 $17.632 $16.856    $18.723   $20.552    $20.578   $23.056    $23.142
.. End of period unit value.............  15.286  17.632  16.856  20.552     20.578    23.056     23.142    21.430     21.564
.. End of period number of units (000's
 omitted)..............................      12   3,524   3,954   3,430        192     3,368        159     3,319        119
------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Account**
.. Beginning of period unit value.......                 $10.000 $13.218    $15.583   $17.775    $17.800   $17.132    $17.198
.. End of period unit value.............                  13.218  17.775     17.800    17.132     17.198    19.054     19.176
.. End of period number of units (000's
 omitted)..............................                      27     460         23       635         32       740         30
------------------------------------------------------------------------------------------------------------------------------
Social Awareness Account**
.. Beginning of period unit value.......                 $10.000 $12.791    $13.358   $14.619    $14.637   $13.268    $13.318
.. End of period unit value.............                  12.791  14.619     14.637    13.268     13.318    11.885     11.959
.. End of period number of units (000's
 omitted)..............................                      33   1,107         88     1,127        116     1,173        115
------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund Account***
.. Beginning of period unit value.......                                              $10.000    $10.000   $ 9.412    $ 9.419
.. End of period unit value.............                                                9.412      9.419     8.157      8.183
.. End of period number of units (000's
 omitted)..............................                                                    2          0        62          2
------------------------------------------------------------------------------------------------------------------------------
Pending Allocation Account*
.. Beginning of period unit value....... $11.123 $11.277 $11.894 $12.544    $12.843   $13.192    $13.195   $14.024    $14.054
.. End of period unit value.............  11.277  11.894  12.544  13.192     13.195    14.024     14.054    14.610     14.633
.. End of period number of units (000's
 omitted)..............................       1      30      17      12          0         7          0         7          0
------------------------------------------------------------------------------------------------------------------------------


+Breakpoint unit values commenced on June 29, 1999.

*The Sub-Account indicated commenced operations on September 26, 1996.

**The Sub-Account indicated commenced operation on October 1, 1998.

**The Sub-Account indicated commenced operation on September 27, 2000.

Investment results


The VAA advertises the annual performance of the subaccounts for the funds on both a standardized and nonstandardized basis.

The standardized calculation measures average annual total return. This is based on a hypothetical $1,000 payment made at the beginning of a one-year, a five-year, and a 10-year period. This calculation reflects all fees and charges that are or could be imposed on all contractowner accounts.

The nonstandardized calculation compares changes in accumulation unit values from the beginning of the most recently completed calendar year to the end of that year. It may also compare changes in accumulation unit values over shorter or longer time periods. This calculation reflects mortality and expense risk charges. It also reflects management fees and other expenses of the fund. It does not include the surrender charge or the account charge; if included, they would decrease the performance.


For additional information about performance calculations, please refer to the SAI.


Financial statements

The financial statements of the VAA and the statutory-basis financial statements of Lincoln Life are located in the SAI. You may obtain a free copy by writing Lincoln National Life Insurance Co., P.O. Box 9740, Portland, Maine 04104 or calling 1-800-341-0441.

The Lincoln National Life Insurance Company


The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corp. (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.


Fixed side of the contract

Contributions allocated to the fixed account become part of Lincoln Life's general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered interests in the general account as a security under the Securities Act of 1933 (1933 Act) and has not registered the general account as an investment company under the Investment Company Act of 1940 (1940 Act). Accordingly, neither the general account nor any interests in it are subject to regulation under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the disclosures which are included in this Prospectus which relate to our general account and to the fixed side of the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract can be found in the contract.

Contributions allocated to the fixed account are guaranteed to be credited with a minimum interest rate, specified in the contract, of at least 3.0%. A contribution allocated to the fixed side of the contract is credited with interest beginning on the next calendar day following the date of receipt if all participant data is complete. Lincoln Life may vary the way in which it credits interest to the fixed side of the contract from time to time.

ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE IN LINCOLN LIFE'S SOLE DISCRETION. CONTRACTOWNERS AND PARTICIPANTS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.

Under GVA III, special limits apply to transfers and withdrawals from the fixed account. See "Charges and other deductions--Fixed account withdrawal/transfer limits for GVA III."


Variable annuity account (VAA)



On April 29, 1996, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the 1940 Act. The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. Lincoln Life is the issuer of the contracts, and the obligations set forth in the contract, other than those of the contractowner and participants, are Lincoln Life's. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. Contractowners and participants, as applicable, assume the full investment risk for all amounts placed in the VAA.


Investments of the VAA


The contractowner decides which of the subaccounts available under the contract will be available for participant allocations. There is a separate subaccount which corresponds to each fund. Participant allocations may be changed without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value on our request. We reserve the right to add, delete, or substitute funds.


Each fund, described below, is an investment vehicle for insurance company separate accounts. Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the fund's adviser. The investment results of the funds, however, may be higher or lower than the results of other portfolios that are managed by the adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser.

Description of the Funds

Following are brief summaries of the investment objectives and policies of the funds, and a description of their managers. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information can be obtained from the current Prospectus for the fund, which is included in this booklet. You should read each fund prospectus carefully before investing. There is no assurance that any of the funds will achieve its stated objective.



 1.Alliance Variable Products Series Fund--Growth Portfolio seeks to provide long-term growth of capital. Current income is only an incidental consideration. The portfolio invests primarily in equity securities of companies with favorable earnings outlooks, which have long-term growth rates that are expected to exceed that of the U.S. economy over time. Alliance Capital Management, L.P. serves as the Fund's investment adviser.


 2.Alliance Variable Products Series Fund--Technology Portfolio seeks to emphasize growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call op tions. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes). Alliance Capital Management, L.P. serves as the Fund's investment adviser.

 3.American Century Variable Portfolios, Inc.--Balanced fund seeks capital growth and current income. Its investment team intends to maintain approximately 60% of the portfolio's assets in common stocks that are considered by its manager to have better than average prospects for appreciation and the balance in bonds and other fixed income securities. American Century Investment Management, Inc. is the investment manager of this portfolio.

 4.American Funds Insurance Series--Growth fund seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Capital Research and Management Company serves as the Fund's investment adviser.

 5.American Funds Insurance Series--International fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Capital Research and Management Company serves as the Fund's investment adviser.

 6.Baron Capital Funds Trust--Baron Capital Asset Fund's investment objective is to purchase stocks, judged by the adviser, to have the potential of increasing their value at least 50% over two subsequent years, although that goal may not be achieved. BAMCO, Inc. serves as the Fund's investment adviser.


 7.Delaware VIP Trust--Delaware VIP REIT Series seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITs). Delaware Management Company serves as the Fund's investment adviser.



 8.Delaware VIP Trust--Delaware VIP Trend Series seeks long-term capital appreciation by investing primarily in stocks of small growth oriented or emerging companies that, in the management team's view, are responsive to changes within the marketplace and have the fundamental characteristics to support continued growth. Delaware Management Company serves as the Fund's investment adviser.


 9.Dreyfus Stock Index Fund is a non-diversified index fund that seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation. The Dreyfus Corporation acts as the Fund manager and Mellon Equity Associates, an affiliate of Dreyfus, is the Fund index manager.


10.Dreyfus Variable Investment Fund--Small Cap Portfolio seeks to maximize capital appreciation by investing primarily in small-cap companies with total market values of less than $2 billion at the time of purchase. The portfolio may continue to hold the securities of companies as their market capitalizations grow and thus, at any given time, a substantial portion of the portfolio's holdings may have market capitalizations in excess of $2 billion. The investments may include common stocks, preferred stocks and convertible securities, including those issued in initial public offerings. The portfolio manager seeks companies believed to be characterized by new or innovative products or services which should enhance prospects for growth in future earnings. The Portfolio may also invest in special situations such as corporate restructurings, mergers or acquisitions. The Dreyfus Corporation serves as the Portfolio's investment adviser.


11.Fidelity(R) Variable Insurance Products Fund--Growth Portfolio seeks long-term capital appreciation. The Portfolio normally purchases common stocks. Fidelity Management & Research Company ("FMR") is the manager of this portfolio.

12.Fidelity(R) Variable Insurance Products Fund--Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard and Poor's 500 Index (S&P 500). FMR is the investment manager of this portfolio.

13.Fidelity(R) Variable Insurance Products Fund--Asset Manager Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments. FMR is the investment manager of this portfolio.

14.Fidelity(R) Variable Insurance Products--Contrafund(R) Portfolio seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public. FMR is the investment manager of the portfolio.


15.Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country. Janus Capital Management LLC serves as the Fund's investment adviser.



16.Lincoln National Aggressive Growth Fund, Inc. seeks to maximize capital appreciation. The fund invest in stocks of small, lesser known companies which have a chance to grow significantly in a short time. Delaware Management Company* is the Fund's investment adviser, and Putnam Investment Management, LLC is the Fund's investment sub-adviser.



17.Lincoln National Capital Appreciation Fund, Inc. seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk bonds. Delaware Management Company* is the Fund's investment adviser and Janus Capital Management LLC is the Fund's investment sub-adviser.



18.Lincoln National Growth And Income Fund, Inc. seeks long-term capital appreciation. Dividend income is a secondary consideration. The fund seeks this objective through a broadly diversified portfolio of equity securities of large-cap U.S. companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Delaware Management Company* is the Fund's investment adviser and Goldman Sachs Asset Management is the Fund's investment sub-adviser. It is anticipated that the subadviser may change. If a change is made, you will be notified by supplement to the Lincoln National Growth and Income Fund prospectus.



19.Lincoln National Social Awareness Fund, Inc. seeks long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria. Delaware Management Company** is the Fund's investment adviser.



20.Neuberger Berman Advisers Management Trust--Mid-Cap Growth Portfolio seeks growth of capital by investing primarily in common stocks of medium -capitalization companies, using a growth-oriented investment approach. Neuberger Berman, LLC serves as the Fund's investment adviser.

21.Neuberger Berman Advisers Management Trust--Partners Portfolio seeks capital growth by investing mainly in common stocks of mid- to large-capitalization established companies using the value-oriented investment approach. Neuberger Berman Management Incorporated serves as the Fund's investment adviser. Neuberger Berman, LLC serves as the Fund's investment sub-adviser.

22.T. Rowe Price International Series, Inc.--T. Rowe Price International Stock
   Portfolio seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. T. Rowe Price International, Inc. is the investment manager of this portfolio.


*Delaware Management Company is a series of Delaware Management Business Trust, a registered investment adviser. Prior to May 1, 2002, the Fund was advised by Delaware Lincoln Investment Advisers, which is another series of the Trust and part of the same investment advisory firm.



**Delaware Management Company is a series of Delaware Management Business Trust, a registered investment adviser. Prior to May 1, 2002, the Fund was advised by Vantage Investment Advisers, which is another series of the Trust and part of the same investment advisory firm.




Fidelity VIP--Money Market Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. For more information about the Portfolio into which initial contributions are invested pending Lincoln Life's receipt of a complete order, see "The contracts."

As compensation for their services to the fund, the investment advisers receive a fee from the fund, which is accrued daily and paid monthly or quarterly. This fee is based on the net assets of each fund, defined under Purchase and Redemption of Shares, in the Prospectus for the fund.


With respect to a fund, the adviser and/or distributor, or an affiliate thereof, may compensate Lincoln Life (or an affiliate) for administrative, distribution, or other services. We also may receive 12b-1 fees from the funds. Some funds may compensate us more than other funds. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by Lincoln Life (or an affiliate).


Fund shares
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem shares of the appropriate funds to pay annuity payouts, death benefits, surrender/ withdrawal proceeds or for other purposes described in the contract. If a participant wants to transfer all or part of his or her account balance from one subaccount to another, we redeem shares held in the first and purchase shares of the other. The shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life and may be sold to other insurance companies for investment of assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells shares both to variable annuity and to variable life insurance separate accounts, it is engaging in mixed funding. When a fund sells shares to separate accounts of unaffiliated life insurance companies, it is engaging in shared funding.

The funds may engage in mixed and shared funding. Due to differences in redemption rates or tax treatment, or other considerations, the interests of various contractowners participating in a fund could conflict. The funds' Directors or Trustees will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses of the funds.

Reinvestment of dividends and capital gain distributions
All dividend and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.

Addition, deletion or substitution of investments

We reserve the right, within the law, to add, delete and substitute funds within the VAA. We may also add, delete, or substitute funds only for certain classes of contractowners or participants. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners and participants.


Substitutions may be made with respect to existing investments or the investments of future contributions, or both. We may close subaccounts to allocations of contributions or account value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.

Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion. We will not substitute shares of one fund for another without any necessary approval by the SEC. We will also provide you advance written notice.

Charges and other deductions


We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing distribution of the contracts.


Deductions from contributions
There are no front-end deductions for sales charges made from contributions. However, we will deduct premium taxes, when applicable.

Annual contract fee
During the accumulation period, we currently deduct $25 (or the balance of the participant's account, if less) per year from each participant's account value on the last business day of the month in which a participant anniversary occurs, to compensate us for administrative services provided. We also deduct the charge from a participant's account value if the participant's account is totally withdrawn. The charge may be increased or decreased. Administrative services include processing applications; issuing contracts and certificates; processing purchase and redemptions of fund shares; maintaining records; administering annuity payouts; reconciling and depositing cash receipts; providing contract confirmations; providing toll-free inquiry services and furnishing fund transfer services; providing accounting, valuation, regulatory and reporting services.

Surrender charge for GVA I and GVA II*

Under GVA I and GVA II, a surrender charge applies (except as described below) to total or partial withdrawals of a participant's account balance during the accumulation period as follows:



During Participation
        Year         GVA I GVA II
-------------------- ----- ------
    1-5                5%    6%
    6                  5%    3%
    7                  4%    3%
    8                  3%    3%
    9                  2%    3%
    10                 1%    3%
    11-15              0%    1%
    16 and later       0%    0%


* There is no surrender charge taken on withdrawals from GVA III.

The surrender charge is imposed on the gross withdrawal amount, and is deducted from the subaccounts and the fixed account in proportion to the amount withdrawn from each. We do not impose a surrender charge on death benefits, or on account balances converted to an annuity payout option. For any participant, the surrender charge will never exceed 8.5% of the cumulative contributions to the participant's account.


We impose the surrender charge on GVA I and GVA II to compensate us for the loss we experience on our distribution costs when a participant withdraws account value before distribution costs have been recovered. We may also recover distribution costs from other contract charges, including the mortality and expense risk charge.


Fixed account withdrawal/transfer limits for GVA III
GVA III has no surrender charges, but under GVA III, special limits apply to withdrawals and transfers from the fixed account. During any one calendar year a participant may make one withdrawal from the fixed account, OR one transfer to the VAA from the fixed account, of up to 20% of their fixed account balance.

Participants who want to liquidate their entire fixed account balance or transfer it to the VAA, however, may make one withdrawal or transfer request from their fixed account in each of five consecutive calendar years, according to the following percentages:


               Year Request Received Percentage of Fixed Account
                  By Lincoln Life      Available Under GVA III
               --------------------- ---------------------------
                         1                         20%
                         2                         25%
                         3                      33.33%
                         4                         50%
                         5                        100%


Each consecutive withdrawal or transfer may not be made more frequently than twelve months apart. This liquidation schedule is also subject to the same conditions as other withdrawals and transfers. We reserve the right to prohibit any additional contributions by a participant that notifies us their intention to liquidate their fixed account balance and stop contributions to the contract.

In addition, at contract termination certain 403(b) GVA III contracts offer lump sum payouts from the fixed account which may have a market value adjustment. Lump sum payouts will never be less than net contributions accumulated at an annual effective rate of 3%.

Waiver of surrender charges and fixed account withdrawal/transfer limits

Under certain conditions, a participant may withdraw part or all of his or her account balance without incurring a surrender charge under GVA I or GVA II, or without being subject to the fixed account withdrawal/transfer limits under GVA
III. We must receive reasonable proof of the condition with the withdrawal request. The chart below shows the standard conditions provided by GVA I, GVA II, and GVA III, as well as optional conditions the contractowner may or may not make available under the contracts:




                     Standard conditions Optional conditions
                     ------------------- -------------------
               GVA I .the participant has .the participant has
                      attained age 59 1/2  separated from
                     .the participant has  service with their
                      died                 employer and is at
                     .the participant has  least 55 years of age
                      incurred a          .the participant is
                      disability (as       experiencing
                      defined under the    financial hardship
                      contract)
                     .the participant has
                      separated from
                      service with their
                      employer

                     Standard conditions Optional conditions
                     ------------------- -------------------

              GVA II  .the participant has .the participant is
                       attained age 59 1/2  separated from
                      .the participant has  service with their
                       died                 employer
                      .the participant has .the participant is
                       incurred a           experiencing
                       disability (as       financial hardship
                       defined under the
                       contract)
                      .the participant has
                       separated from
                       service with their
                       employer and is at
                       least 55 years of
                       age
              GVA III .the participant has .the participant has
                       attained age 59 1/2  separated from
                      .the participant has  service with their
                       died                 employer and is at
                      .the participant has  least 55 years of age
                       incurred a
                       disability (as
                       defined under the
                       contract)
                      .the participant is
                       separated from
                       service with their
                       employer
                      .the participant is
                       experiencing
                       financial hardship*

*A GVA III contractowner has the option not to include the financial hardship condition.

Under GVA I and GVA II, a contractowner may also elect an optional contract provision that permits participants to make a withdrawal once each contract year of up to 20% of the participant's account balance without a surrender charge.

A contractowner choosing one or more of the optional provisions may receive a different declared interest rate on the fixed account than will holders of contracts without these provisions.

Deductions from the VAA for GVA I, II, & III for assumption of mortality and expense risks
We deduct from the VAA an amount, computed daily, which is no higher than an effective annual rate of 1.00% or .75% of the daily net asset value, to compensate us for our assumption of certain risks described below. This maximum level of mortality and expense risk charge is guaranteed not to increase.

Contracts eligible for the lower, or "breakpoint", mortality and expense risk charge are those contracts which, either at issue or after issue and at the end of a calendar quarter, satisfy eligibility criteria anticipated to result in lower issue and administrative costs for us over time. Such criteria include, for example, expected size of account value and contributions, administrative simplicity, and/or limited competition. For cases not eligible for the lower mortality and risk expense charge at issue, the lower charge will be implemented on the calendar quarter-end valuation date following the end of the calendar quarter in which the contract becomes eligible for the lower charge. We periodically modify the criteria for eligibility. Modifications will not be unfairly discriminatory against any person. Contact your agent for our current eligibility criteria.

Our assumption of mortality risks guarantees that the annuity payouts made will not be affected by annuitants receiving annuity payouts live longer than we assumed when we calculated our guaranteed rates. We assume this mortality risk through guaranteed annuity rates incorporated into the contract which we cannot change. We also assume the risk that the charges for administrative expenses, which we cannot change, will be insufficient to cover actual administrative costs.


If the mortality and expense risk charge proves insufficient to cover underwriting and administrative costs in excess of the charges made for the administrative expenses, we will absorb the loss. However, if the amount deducted proves more than sufficient, we will keep the profit.


Special Arrangements
The surrender and account charges, described previously may be reduced or eliminated for any particular contract. In addition, the amount credited to and/or the interest rate declared on the fixed account may be enhanced for certain contracts. Such reductions, eliminations or enhancements may be available where Lincoln Life's administrative and/or distribution costs or expenses are anticipated to be lower due to, for example, the terms of the contract, the duration or stability of the plan or contract; economies due to the size of the plan, the number or certain characteristics of participants, or the amount or frequency of contributions anticipated; or other support provided by the contractowner or the plan. In addition, the group contractowner or the plan may pay the annual administration charge on behalf of the participants under a contract or by election impose this charge only on participants with account balances in the VAA. Lincoln Life will enhance the fixed interest crediting rate and reduce or eliminate fees, charges, or rates in accordance with Lincoln Life's eligibility criteria in effect at the time a contract is issued, or in certain cases, after a contract has been held for a period of time. Lincoln Life may from time to time modify both the amounts of reductions or enhancements and the criteria for qualification. Reductions, enhancements, or waivers will not be unfairly discriminatory against any person, including participants under other contracts issued through the VAA.

Fees, charges and rates under the contracts, including charges for premium taxes; loan rates of interest; and the availability of certain free withdrawals, may be subject to variation based on state insurance regulation.

The contractowner and participant should read the contract carefully to determine whether any variations apply in the state in which the contract is issued. The exact amount for all fees, charges and rates applicable to a particular contract will be stated in that contract.

Deductions for premium taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from account value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes will generally depend upon the law of your state of residence. The tax ranges from 0.0% to 5.0% in those states where the tax is imposed.

Other charges and deductions

There are deductions from and expenses paid out of the assets of the funds that are described elsewhere in this booklet and in the funds' Prospectuses. Among these deductions and expenses are 12b-1 fees which reimburse Lincoln Life for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.


The contracts

Purchase of the contracts
A prospective contractowner wishing to purchase a contract must apply for it through one of our authorized sales representatives. The completed application is sent to us and we decide whether we can accept it based on our underwriting guidelines. Once the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to the contractowner through its sales representative. For plans that have allocated rights to the participant, we will issue to each participant a separate active life certificate that describes the basic provisions of the contract to each participant.

Initial Contributions
When we receive a completed enrollment form and all other information necessary for processing a contribution, we will price the initial contribution for a participant to his or her account no later than two business days after we receive the contribution.

If we receive contribution amounts with incomplete or no allocation instructions, we will notify the contractowner and direct contribution amounts to the pending allocation account. The pending allocation account invests in Fidelity VIP--Money Market Portfolio, which is not available as an investment option under the contract. We do not impose the mortality and expense risk charge or the annual administration charge on the pending allocation account. The participant's participation date will be the date we deposited the participant's contribution into the pending allocation account.

We will transfer account value from the pending allocation account in accordance with allocation percentages elected on properly completed allocation instructions within two valuation dates of receipt of such instructions, and allocate all future contributions in accordance with these percentages until such time as we are notified of a change. If we do not receive properly completed instructions after we have sent three monthly notices, we will refund account value in the pending allocation account within 105 days of the initial contribution.

Participants may not allocate contributions to, make transfers to or from, take loans from, or make withdrawals from the pending allocation account, except as set forth in the contract.

Contributions
Contractowners generally forward contributions to us for investment. Depending on the plan, the contributions may consist of salary reduction contributions, employer contributions or post-tax contributions.

Contributions may accumulate on either a guaranteed or variable basis selected from those subaccounts made available by the contractowner.

Contributions made on behalf of participants may be in any amount unless there is a minimum amount set by the contractowner or plan. A contract may require the contractowner to contribute a minimum annual amount on behalf of all participants. Annual contributions under qualified plans may be subject to maximum limits imposed by the tax code. Annual contributions under non-qualified plans may be limited by the terms of the contract.

Subject to any restrictions imposed by the plan or the tax code, we will accept transfers from other contracts and qualified rollover contributions.

Section 830.205 of the Texas Education Code provides that employer or state contributions (other than salary reduction contributions) on behalf of participants in the Texas Optional Retirement Program ("ORP") vest after one year of participation in the program. We will return employer contributions to the contractowner for those employees who terminate employment in all Texas institutions of higher education before becoming vested. During this first participation year in the ORP, ORP Participants may only direct employer and state contributions to the fixed account.

Contributions must be in U.S. funds, and all withdrawals and distributions under the contract will be in U.S. funds. If a bank or other financial institution does not honor the check or other payment method used for a contribution, we will treat the contribution as invalid. All allocation and subsequent transfers resulting from the invalid contributions will be reversed and the party responsible for the invalid contribution must reimburse us for any losses or expenses resulting from the invalid contribution.


Replacement of Existing Insurance


Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract. Participant surrender changes may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of or transfer into a new contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax.


Valuation date
Accumulation units and annuity units will be valued once daily at the close of trading (currently normally 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of contributions

The contractowner forwards contributions to us, specifying the amount being contributed on behalf of each participant and allocation information in accordance with our procedures. Contributions are placed into the VAA'S subaccounts, each of which invests in shares of a fund, and/or the fixed account, according to written participant instructions and subject to the plan. The contribution allocation percentage to the subaccounts or the fixed account can be in any whole percent.



Upon allocation to the appropriate subaccount, contributions are converted to accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the contribution is received by us if received before the end of the valuation date (normally 4:00 p.m., New York time). If the contribution is received at or after the end of the valuation date, we will use the accumulation unit value computed on the next valuation date. The number of accumulation units determined in this way is not changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.


Subject to the terms of the plan, a participant may change the allocation of contributions by notifying us in writing or by telephone in accordance with our published procedures. The change is effective for all contributions received concurrently with the allocation change form and for all future contributions, unless the participant specifies a later date. Changes in the allocation of future contributions have no effect on amounts a participant may have already contributed. Such amounts, however, may be transferred between subaccounts and the fixed account pursuant to the requirements described in "Transfers on or before the annuity commencement date." Allocations of employer contributions may be restricted by the applicable plan.

Valuation of accumulation units

Contributions allocated to the VAA are converted into accumulation units. This is done by dividing each contribution by the value of an accumulation unit for the valuation period during which the contribution is allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, expenses, and deduction of certain charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:


1.The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

2.The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3.The result of (2) is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the mortality and expense risk charge multiplied by the number of calendar days in the valuation period.

Transfers on or before the annuity commencement date
Subject to the terms of a plan, a participant may transfer all or a portion of the participant's account balance from one subaccount to another, and between the VAA and the fixed account.

Under GVA III transfers from the fixed account are subject to special limits. See "Fixed account withdrawals/ transfer limits for GVA III."

A transfer from a subaccount involves the surrender of accumulation units in that subaccount, and a transfer to a subaccount involves the purchase of accumulation units in that subaccount. Subaccount transfers will be done using accumulation unit values determined at the end of the valuation date on which we receive the transfer request. There is no charge for a transfer. We do not limit the number of transfers except as described under "Charges and other deductions--Fixed account withdrawal/transfer limits for GVA III."

A transfer request may be made to us using written, telephone or electronic instructions, if the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign, the participant a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the participant on the next valuation date. If the participant determines that a transfer was made in error, the participant must notify us within 30 days of the confirmation date.


Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems at Lincoln Life, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our servicing office.


Requests for transfers will be processed on the valuation date that they are received when they are received in our customer service center before the end of the valuation date (normally 4:00 p.m. New York time).


When thinking about a transfer of account value, the participant should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. This contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers. Repeated patterns of frequent transfers are disruptive to the operation of the subaccounts and should Lincoln Life become aware of such disruptive practices, Lincoln Life may refuse to permit such transfers.


Transfers after the annuity commencement date
We do not permit transfers of a participant's account balance after the annuity commencement date.

Additional services
There are four additional services available to you: dollar-cost averaging, systematic transfer (GVAIII only), account sweep and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the applicable election form.

Dollar-cost averaging allows you to transfer a designated amount from the fixed account into one or more subaccounts on a monthly basis for 1, 2 or 3 years.

The systematic transfer service allows you to fully liquidate your fixed account balance over four years and transfer the amounts into one or more of the subaccounts. This service is only available for GVA III participants.

The account sweep service allows you to keep a designated amount in one subaccount or the fixed account, and automatically transfer the excess to other subaccounts of your choice.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of account value allocated to each subaccount or the fixed account. The rebalancing may take place quarterly, semi-annually or annually.

Death benefit before the annuity commencement date

The payment of death benefits is governed by the applicable plan and the tax code. In addition, no payment of death benefits provided upon the death of the participant will be allowed that does not satisfy the requirements of code section 72(s) or section 401(a)(9) of the tax code. The participant may designate a beneficiary during the participant's lifetime and change the beneficiary by filing a written request with us. Each change of beneficiary revokes any previous designation.


If the participant dies before the annuity commencement date, the death benefit paid to the participant's designated beneficiary will be the greater of: (1) the net contributions; or (2) the participant's account balance less any outstanding loan (including principal and due and accrued interest), provided that, if we are not notified of the participant's death within six months of such death, we pay the beneficiary the amount in (2).

We determine the value of the death benefit as of the date on which the death claim is approved for payment. This payment will occur when we receive (1) proof, satisfactory to us, of the death of the participant; (2) written authorization for payment; and (3) all required claim forms, fully completed.

If a death benefit is payable, the beneficiary may elect to receive payment of the death benefit either in the form of a lump sum settlement or an annuity payout, or as a combination of these two. If a lump sum settlement is requested, the proceeds will be mailed within seven days of receipt of satisfactory claim documentation as discussed previously, subject to the laws and regulations governing payment of death benefits. If no election is made within 60 days after we receive satisfactory notice of the participant's death, we will pay a lump sum settlement to the beneficiary at that time. This payment may be postponed as permitted by the 1940 Act.

Payment will be made in accordance with applicable laws and regulations governing payment of death benefits.

Under qualified contracts, if the beneficiary is someone other than the spouse of the deceased participant, the tax code provides that the beneficiary may not elect an annuity which would commence later than December 31st of the calendar year following the calendar year of the participant's death. If a non-spousal beneficiary elects to receive payment in a single lump sum, the tax code provides that such payment must be received no later than December 31st of the fourth calendar year following the calendar year of the participant's death.

If the beneficiary is the surviving spouse of the deceased participant, distributions generally are not required under the tax code to begin earlier than December 31st of the calendar year in which the participant would have attained age 70 1/2. If the surviving spouse dies before the date distributions commence, then, for purposes of determining the date distributions to the beneficiary must commence, the date of death of the surviving spouse is substituted for the date of death of the participant.

Other rules apply to non-qualified annuities. See "Federal tax matters."

If there is no living named beneficiary on file with us at the time of a participant's death and unless the plan directs otherwise, we will pay the death benefit to the participant's estate in the form of a lump sum payment, upon receipt of satisfactory proof of the participant's death, but only if we receive proof of death no later than the end of the fourth calendar year following the year of the participant's death. In such case, the value of the death benefit will be determined as of the end of the valuation period during which we receive due proof of death, and the lump sum death benefit generally will be paid within seven days of that date.

Withdrawals
Before the annuity commencement date and subject to the terms of the plan, withdrawals may be made from the subaccounts or the fixed account of all or part of the participant's account balance remaining after deductions for any applicable (1) surrender charge; (2) annual administration charge (imposed on total withdrawals), (3) premium taxes, and (4) outstanding loan.

Converting all or part of the account balance or death benefit to an annuity payout is not considered a withdrawal.

Under GVA III, special limits apply to withdrawals from the fixed account. See "Charges and other deductions--Fixed account withdrawal/transfer limits for GVA III."

The account balance available for withdrawal is determined at the end of the valuation period during which we receive the written withdrawal request. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total participant account balance. Unless prohibited, withdrawal payments will be mailed within seven days after we receive a valid written request. The payment may be postponed as permitted by the 1940 Act.

There are charges associated with withdrawals of account value. See "Charges and other deductions."

The tax consequences of a withdrawal are discussed later in this booklet. See "Federal tax matters."

Total withdrawals. Only participants with no outstanding loans can make a total withdrawal. A total withdrawal of a participant's account will occur when (a) the participant or contractowner requests the liquidation of the participant's entire account balance, or (b) the amount requested plus any surrender charge results in a remaining participant account balance of an amount less than or equal to the annual administration charge, in which case we treat the request as a request for liquidation of the participant's entire account balance.

Any active life certificate must be surrendered to us when a total withdrawal occurs. If the contractowner resumes contributions on behalf of a participant after a total withdrawal, the participant will receive a new participation date and active life certificate.

Partial withdrawals. A partial withdrawal of a participant's account balance will occur when less than a total withdrawal is made from a participant's account.

Systematic withdrawal option. Participants who are at least age 59 1/2, are separated from service from their employer, or are disabled, and certain spousal beneficiaries and alternate payees who are former spouses, may be eligible for a Systematic Withdrawal Option ("SWO") under the contract. Payments are made only from the fixed account. Under the SWO a participant may elect to withdraw either a monthly amount which is an approximation of the interest earned between each payment period based upon the interest rate in effect at the beginning of each respective payment period, or a flat dollar amount withdrawn on a periodic basis. A participant must have a vested pre-tax account balance of at least $10,000 in the fixed account in order to select the SWO. A participant may transfer amounts from the VAA to the fixed account in order to support SWO payments. These transfers, however, are subject to the transfer restrictions imposed by any applicable plan. A one-time fee of up to $30 will be charged to set up the SWO. This charge is waived for total vested pre-tax account balances of $25,000 or more. More information about SWO, including applicable fees and charges, is available in the contracts and active life certificates and from us.

Required minimum distribution program (formerly known as maximum conservation option). Under certain contracts participants who are at least age 70 1/2 may ask us to calculate and pay to them the minimum annual distribution required by Sections 401(a)(9), 403(b)(10) or 408 of the tax code. The participant must complete the forms we require to elect this option. We will base our calculation solely on the participant's account value with us. Participants who select this option are responsible for determining the minimum distributions amount applicable to their non-Lincoln Life contracts.

Withdrawal restrictions. Withdrawals under Section 403(b) contracts are subject to the limitations under Section 403(b)(11) of the tax code and regulations thereof and in any applicable plan document. That section provides that withdrawals of salary reduction contributions deposited and earnings credited on any salary reduction contributions after December 31, 1988 can only be made if the participant has (1) died; (2) become disabled; (3) attained age 59 1/2;
(4) separated from service; or (5) incurred a hardship. If amounts accumulated in a Section 403(b)(7) custodial account are deposited in a contract, these amounts will be subject to the same withdrawal restrictions as are applicable to post-1988 salary reduction contributions under the contracts. For more information on these provisions see "Federal tax matters."

Withdrawal requests for a participant under Section 401(a) plans and plans subject to Title I of ERISA must be authorized by the contractowner on behalf of a participant. All withdrawal requests will require the contractowner's written authorization and written documentation specifying the portion of the participant's account balance which is available for distribution to the participant.

As required by Section 830.105 of the Texas Education Code, withdrawal requests by participants in the Texas Optional Retirement Program ("ORP") are only permitted in the event of (1) death; (2) retirement; (3) termination of employment in all Texas institutions of higher education; or (4) attainment of age 70 1/2. A participant in an ORP contract is required to obtain a certificate of termination from the participant's employer before a withdrawal request can be granted.

For withdrawal requests (other than transfers to other investment vehicles) by participants under plans not subject to Title I of ERISA and non-401(a) plans, the participant must certify to us that one of the permitted distribution events listed in the tax code has occurred (and provide supporting information, if requested) and that we may rely on this representation in granting the withdrawal request. See "Federal tax matters." A participant should consult his or her tax adviser as well as review the provisions of their plan before requesting a withdrawal.

A plan and applicable law may contain additional withdrawal or transfer restrictions.

Withdrawals may have Federal tax consequences. In addition, early withdrawals, as defined under Section 72(q) and 72(t) of the tax code, may be subject to a 10% excise tax.

Loans
If the plan permits loans, then during the participant's accumulation period, the participant may apply for a loan by completing a loan application that we provide. The participant's account balance in the fixed account secures the loan. Loans are subject to restrictions im posed by the IRC, Title I of the Employee Retirement Income Security Act of 1974 (ERISA), and the participant's plan. For plans subject to Title I of ERISA, the initial amount of a participant loan cannot exceed the lesser of 50% of the participant's vested account balance in the fixed account or $50,000 and must be at least $1,000. For plans not subject to Title I of ERISA, a participant may borrow up to $10,000 of his or her vested account balance. A participant may have only one loan outstanding at a time and may not take more than one loan in any six-month period. Amounts serving as collateral for the loan are not subject to the minimum interest rate under the contract and will accrue interest at a rate below the loan interest rate provided in the contract. Under certain contracts, a fee of up to $50 may be charged for a loan. More information about loans and loan interest rates is in the contract, the active life certificates, the annuity loan agreement and is available from us.

Delay in payments
We may delay payments from the fixed account for up to six months. During this period, we will continue to credit the current declared interest rate to a participant's account in the fixed account. Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (except weekends and holidays); (ii) times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
(iii) when the SEC so orders to protect contractowners and participants.


If mandated by applicable law, we may be required to reject a contribution. We may also be required to block a contractowner's or participant's acccount and thereby refuse any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulator.


Amendment of the contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. The contractowner will be notified in writing of any changes, modifications or waivers.

Commissions

Lincoln Life may offer the contracts through its registered representatives or through registered representatives of broker dealers it maintains selling agreements with. Registered representatives offering the contracts are registered with the National Association of Securities Dealers, Inc. (NASD) and their broker dealers are members of the National Association of Securities Dealers, Inc. (NASD). Lincoln Life may pay additional cash benefits and/or offer non-cash compensation programs, such as conferences or trips, to its registered representatives and/or these broker dealers, and/or reimburse them for portions of contract sales expenses.

We pay commissions of up to 3.5% of contributions to dealers. In some instances, we may lower commissions on contributions by as much as 3.5% and include a commission of up to .50% of annual contract values (or an equivalent schedule). These commissions are not deducted from contributions or account value; they are paid by us.

Ownership
Contractowners have all rights under the contract except those allocated to participants. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners, participants, and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts and active life certificates may not be assigned or transferred except as permitted by ERISA and on written notification to us. In addition, a participant, beneficiary, or annuitant may not, unless permitted by law, assign or encumber any payment due under the contract.

Contractowner questions

The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the contract. Charges and available features may vary in certain states. Questions about the contract should be directed to us at 1-800-341-0441 or visit www.LincolnRetirement.com.


Annuity payouts

As permitted by the plan, the participant, or the beneficiary of a deceased participant, may elect to convert all or part of the participant's account balance or the death benefit to an annuity payout. The contract provides optional forms of annuity payouts (annuity payout options), each of which is payable on a variable basis, a fixed basis or a combination of both as specified.

If the participant's account balance or the beneficiary's death benefit is less than $2,000 or if the amount of the first payout is less than $20, we have the right to cancel the annuity and pay the participant or beneficiary the entire amount in a lump sum.

We may maintain variable annuity payouts in the VAA, or in another separate account of Lincoln Life (variable payout division). We do not impose a charge when the annuity conversion amount is applied to a variable payout division to provide an annuity payout option. The contract benefits and charges for an annuity payout option, whether maintained in the VAA or in a variable payout division, are as described in this Prospectus. The selection of funds available through a variable payout division may be different from the funds available through the VAA. If we will maintain a participant's variable annuity payout in a variable payout division, we will provide a Prospectus for the variable payout division before the annuity commencement date.

Annuity payout options
Note carefully: Under the Life Annuity and Joint Life Annuity options it would be possible for only one annuity payout to be made if the annuitant(s) were to die before the due date of the second annuity payout; only two annuity payouts if the annuitant(s) were to die before the due date of the third annuity payout; and so forth.

Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries.

Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the participant in an allocated contract.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.

Non-Life Annuities. Annuity payouts are guaranteed monthly for the selected number of years. While there is no right to make any total or partial withdrawals during the annuity period, an annuitant or beneficiary who has selected this annuity option as a variable annuity may request at any time during the payout period that the present value of any remaining installments be paid in one lump sum. This lump sum payout will be treated as a total withdrawal during the accumulation period and may be subject to a surrender charge. See "Charges and other deductions" and "Federal tax matters."

General information

Under the options listed above, you may not make withdrawals. Other options may be made available by us. Annuity payout options are only available if consistent with the contract, the plan, the tax code, and ERISA. The mortality and expense risk charge will be assessed on all variable annuity payments, including options that do not have a life contingency and therefore no mortality risk.




Under any option providing for guaranteed payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in the case of a joint life annuity) will be paid to be beneficiary as payouts become due.

Annuity payout calculation
Fixed annuity payouts are determined by dividing the participant's annuity conversion amount in the fixed account as of the initial annuity payout calculation date by the applicable annuity conversion factor (in the contract) for the annuity payout option selected.

Variable annuity payouts will be determined using:

1.The participant's annuity conversion amount in the VAA as of the initial annuity payout calculation date;

2.The annuity conversion factor in the contract;

3.The annuity payout option selected; and

4.The investment performance of the funds selected.


To determine the amount of annuity payouts, we make this calculation:

1.Determine the dollar amount of the first payout; then

2.Credit the retired life certificate with a specific number of annuity units equal to the first payout divided by the annuity unit value; and

3.Calculate the value of the annuity units each period thereafter.

We assume an investment return of a specified percentage per year, as applied to the applicable mortality table. The amount of each annuity payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a proportional rate to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payouts will decrease. There is a more complete explanation of this calculation in the SAI.


Federal tax matters



Introduction


The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.



Qualified retirement plans


We designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.





Types of qualified contracts and terms of contracts


Currently, we issue contracts in connection with the following types of qualified plans:



.. Individual Retirement Accounts and Annuities ("Traditional IRAs")



.. Roth IRAs



.. Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")



.. SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)



.. 403(b) plans (public school system and tax-exempt organization annuity plans)



.. 401(a) plans (qualified corporate employee pension and profit-sharing plans)



.. 403(a) plans (qualified annuity plans)



.. H.R. 10 or Keogh Plans (self-employed individual plans)



.. 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)





We may issue a contract for use with other types of qualified plans in the future. We may not offer certain types of qualified plans for all of our annuity products.



We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.



Economic Growth and Tax Relief Reconciliation Act of 2001


The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") made a number of changes to the rules pertaining to qualified plans. These changes became effective January 1, 2002. Some changes that EGTRRA has introduced are the ability to move money from traditional IRAs to other qualified plans (and from qualified plans to traditional IRAs), increased contribution amounts to qualified plans and catch-up contributions to IRAs. It is important to note that while the contribution limits for federal tax purposes have increased, applicable state law may not permit increased contributions to your IRAs or other qualified plans. Applicable state law may also limit your ability to move your funds among your various qualified plans.

Tax deferral on earnings


The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:



.. An individual must own the contract (or the tax law must treat the contract as owned by an individual).



.. The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.



.. Your right to choose particular investments for a contract must be limited.



.. The annuity commencement date must not occur near the end of the annuitant's life expectancy.



Investments in the VAA must be diversified


For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified." Such diversification requirements generally do not apply to 401(a) plans.



Restrictions


Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains from those assets. We do not know what limits may be set by the IRS. in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.



Tax treatment of qualified contracts


The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,



.. Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.



.. Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract minimum amounts by a certain age, typically age 70 1/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 70 1/2 or retirement.



.. Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.



Tax treatment of payments


The Federal income tax rules generally include distributions from a qualified contract in the recipient's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.



Required minimum distributions


Under most qualified plans, you must begin receiving payments from the contract minimum amounts by the later of age 70 1/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 70 1/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.



Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.



The IRS has issued new proposed regulations concerning required minimum distributions. The proposed regulations may impact the distribution method you have chosen and the amount of your distributions. These rules may also change once finalized by the IRS. Please contact your tax adviser regarding any tax ramifications.



Federal penalty taxes payable on distributions



The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an

IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:



.. received on or after the annuitant reaches age 59 1/2,



.. received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),



.. received as a series of substantially equal periodic payments for the annuitant's life (or life expectancy), or



.. received as reimbursement for certain amounts paid for medical care.



These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.



Taxation of death benefits


We may distribute amounts from your contract because of your death. Federal tax rules may limit the payment options available to your beneficiaries. If your spouse is your beneficiary, your surviving spouse will generally receive special treatment and will have more available payment options. Non-spouse beneficiaries do not receive the same special treatment. Payment options may be further limited depending upon whether you reached the date upon which you were required to begin competent tax advisor.


minimum distributions.



Transfers and direct rollovers


As a result of EGTRRA, you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) nongovernmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.



Death benefits and IRAs


Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.



Federal income tax withholding


We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.



Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.



Nonqualified annuity contracts


A nonqualified annuity is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the tax code, such as an IRA or 403(b) plan. These contracts are not intended for use with nonqualified annuity contracts. Different federal tax rules apply to nonqualified annuity contracts. Persons planning to use the contract in connection with a nonqualified annuity should obtain advice from a


Tax status of Lincoln Life


Under existing Federal income tax laws, Lincoln Life does not pay tax on investment income and realized capital gains of the VAA. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.



Changes in the law


The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.


Voting rights

As required by law, we will vote the fund shares held in the VAA at meetings of shareholders of the funds. The voting will be done according to the instructions of participants that have interests in any subaccounts which invest in the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which the participant has the right to cast will be determined by applying the participant's percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Shares held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, we will furnish participants with a voting interest in a subaccount with proxy voting materials, reports, and voting instruction forms. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See "Investments of the VAA--Fundshares."

Distribution of the contracts

Lincoln Financial Advisors Corporation (LFA), 1300 South Clinton Street, Fort Wayne, Indiana 46802, is the distributor and principal underwriter of the contracts. The contracts will be sold by properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with LFA and have been licensed by state insurance departments to represent us. LFA is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers (NASD). Lincoln Life will offer contracts in all states where it is licensed to do business.



Return privilege

Participants under Sections 403(b), 408 and certain non-qualified plans will receive an active life certificate. Within the free-look period (ten days) after the participant receives the active life certificate, the participant may cancel it for any reason by giving us written notice. The postmark date of the notice is the date of notice for these purposes. An active life certificate canceled under this provision will be void. With respect to the fixed side of the contract, we will return the participant's contributions less withdrawals made on behalf of the participant. With respect to the VAA, we will return the greater of the participant's contributions less withdrawals made on behalf of the participant, or the participant's account balance in the VAA on the date we receive the written notice. No surrender charge applies.

State regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that department at least every five years.

Records and reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to the contractowner, at its last known address of record at our offices, at least semiannually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.

Other information

Contract deactivation. Under certain contracts, we may deactivate a contract by prohibiting new contributions and/or new participants after the date of deactivation. We will give the contractowner and participants at least ninety days notice of the deactivation date.

IMSA. We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.


Reinsurance. During 2001, Lincoln Life sold its reinsurance operation to SwissRe. See Note 9 of the Statutory-basis financial statements of Lincoln Life for additional information regarding the sale.


Legal proceedings. Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of those proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.


Lincoln Life has settled its potential liability from the sale of interest sensitive universal and participating whole life insurance policies alleged in class action lawsuits against it. The settlement became final in 2001.



After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under the suits and settlement described above will not have a material adverse effect on the financial position of Lincoln Life.

Group Variable Annuity
Contracts I, II, & III

Statement of Additional Information

Table of contents



                                                           Page
                 ----------------------------------------------
                 General Information and History of The
                   Lincoln National Life Insurance Company
                   (Lincoln Life)                           B-2
                 ----------------------------------------------
                 Underwriters/Distribution of Contracts     B-2
                 ----------------------------------------------
                 Definitions                                B-2
                 ----------------------------------------------
                 Determination of Variable Annuity Payouts  B-2
                 ----------------------------------------------
                 Calculation of Investment Results          B-3
                 ----------------------------------------------




                                                      Page
                     -------------------------------------
                     Services                         B-7
                     -------------------------------------
                     Advertising and Sales Literature B-7
                     -------------------------------------
                     Other Information/Services       B-9
                     -------------------------------------
                     Financial Statements             B-9
                     -------------------------------------


..........................................................................

Please send me a free copy of the current Statement of Additional Information for Lincoln National Variable Annuity Account L (Group Variable Annuity Contracts I, II, & III).


                                (Please Print)

Name: __________________________________  Social Security No.: ________________

Address: ____________________________________________________________________

City __________________________________________________________ State _ Zip _

Mail to Lincoln National Life Insurance Co., P.O. Box 9740, Portland, Maine 04104-5001

Group Variable Annuity Contracts I, II, & III


Funded Through the Sub-Accounts of Lincoln National Variable Annuity

Account L of The Lincoln National Life Insurance Company

Statement of Additional Information

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the Group Variable Annuity Contracts (the "Contracts"), dated May 1, 2002.


A copy of the prospectus to which this SAI relates is available at no charge by writing to Lincoln Life at
Lincoln National Life Insurance Company, P.O. Box 9740, Portland, Maine 04104, by calling Lincoln Life at

1-800-341-0441 or by visiting www.LincolnRetirement.com.


Table of Contents


                                        Page
--------------------------------------------
General Information and History of The
Lincoln National Life Insurance Company
(Lincoln Life)                           B-2
--------------------------------------------
Underwriters/Distribution of Contracts   B-2
--------------------------------------------
Definitions                              B-2
--------------------------------------------
Determination of Variable Annuity
Payments                                 B-2
--------------------------------------------
Calculation of Investment Results        B-3
--------------------------------------------






The date of this SAI is May 1, 2002.


                                 Page
-------------------------------------
Services                         B-7
-------------------------------------
Advertising and Sales Literature B-7
-------------------------------------
Other Information/Services       B-9
-------------------------------------
Financial Statements             B-9
-------------------------------------

General Information and History of The

Lincoln National Life Insurance Company
(Lincoln Life)


The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corp. (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.





Underwriters/distribution of contracts



Lincoln Financial Advisors Corporation ("LFA"), an indirect subsidiary of Lincoln National Corporation, is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.



LFA is the VAA's principal underwriter and also enters into selling agreements with other unaffiliated broker-dealers authorizing them to offer the Contracts. LFA retains no underwriting commissions from the sale of the variable annuity contracts.



There are exchange privileges between subaccounts, and between the VAA and Lincoln Life's General Account (See "The Contracts.") No exchanges are permitted between the VAA and other separate accounts.


Definitions

Annuity Conversion Factor:

The factor applied to the Annuity Conversion Amount in determining the dollar amount of an annuitant's annuity payments for Guaranteed Annuities or the initial payment for Variable Annuities.

Annuity Payment Calculation Date:


For Guaranteed Annuities, this is the first day of a calendar month. For Variable Annuities, this is the Valuation Date ten (10) business days prior to the first day of a calendar month.


Annuity Unit:

An accounting unit of measure that is used in calculating the amounts of annuity payments to be made from a Sub-Account during the Annuity Period.

Annuity Unit Value:


The dollar value of an Annuity Unit in a Sub-Account on any Valuation Date.




Code:

The Internal Revenue Code of 1986, as amended.

Determination of variable annuity payments

As stated in the prospectus, the amount of each Variable Annuity payment will vary depending on investment experience.


The initial payment amount of the Annuitant's Variable Annuity for each Sub-Account is determined by dividing his Annuity Conversion Amount in each Sub-Account as of the initial Annuity Payment Calculation Date ("APCD") by the Applicable Annuity Conversion Factor defined as follows:



   The Annuity Conversion Factors which are used to determine the initial payments are based on the 1983 Individual Annuity Mortality Table and an interest rate in an integral percentage ranging from zero to six percent (0 to 6.00%) as selected by the Annuitant.



The amount of the Annuitant's subsequent Variable Annuity payment for each Sub-Account is determined by:



a.Dividing the Annuitant's initial Variable Annuity payment amount by the Annuity Unit Value for that Sub-Account selected for his interest rate option as described above as of his initial APCD; and


b.Multiplying the resultant number of annuity units by the Annuity Unit Values for the Sub-Account selected for his interest rate option for his respective subsequent APCDs.

Each subsequent Annuity Unit Value for a Sub-Account for an interest rate option is determined by:

   Dividing the Accumulation Unit Value for the Sub-Account as of subsequent APCD by the Accumulation Unit Value for the Sub-Account as of the immediately preceding APCD;

   Dividing the resultant factor by one (1.00) plus the interest rate option to the n/365 power where n is the number of days from the immediately preceding APCD to the subsequent APCD; and

   Multiplying this factor times the Annuity Unit Value as of the immediately preceding APCD.

Illustration of calculation
of annuity unit value

1.  Annuity Unit Value as of immediately
    preceding Annuity Payment Calculation
    Date                                  $11.0000
2.  Accumulation Unit Value as of Annuity
    Payment Calculation Date              $20.0000
3.  Accumulation Unit Value as of
    immediately preceding Annuity
    Payment Calculation Date              $19.0000
4.  Interest Rate                            6.00%
5.  Interest Rate Factor (30 days)          1.0048
6.  Annuity Unit Value as of Annuity
    Payment Calculation Date = 1 times 2
    divided by 3 divided by 5             $11.5236

Illustration of annuity payments


1.  Annuity Conversion Amount as of
    Participant's initial Annuity Payment
    Calculation Date                      $100,000.00
2.  Assumed Annuity Conversion Factor
    per $1 of Monthly Income for an
    individual age 65 selecting a Single
    Life Annuity with Assumed Interest
    Rate of 6%                            $    138.63
3.  Participant's initial Annuity
    Payment = 1 divided by 2              $    721.34
4.  Assumed Annuity Unit Value as of
    Participant's initial Annuity Payment
    Calculation Date                      $   11.5236
5.  Number of Annuity Units = 3 divided
    by 4                                      62.5968
6.  Assumed Annuity Unit Value as of
    Participant's second Annuity
    Payment Calculation Date              $   11.9000
7.  Participant's second Annuity
    Payment = 5 times 6                   $    744.90


Calculation of investment results


Total Returns


Standard Investment Results:

Standard performance is based on a formula to calculate performance that is prescribed by the SEC. Under rules issued by the SEC, standard performance must be included in any marketing material that discusses the performance of the VAA and the subaccounts. This information represents past performance and does not indicate or represent future performance.


Average annual return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:


                                P(1+T)(n) = ERV

Where:   P =   a hypothetical initial purchase payment
               of $1,000
         T =   average annual total return for the
               period in question
         N =   number of years
       ERV =   ending redeemable value (as of the
               end of the period in question) of a
               hypo-thetical $1,000 purchase payment
               made at the beginning of the 1-year,
               5-year, or 10-year period in question
               (or fractional period thereof)

The formula assumes that: (1) all recurring fees have been charged to the contractowner accounts; (2) all applicable non-recurring charges (including any surrender charges) are deducted at the end of the period in question; and (3) there will be a complete redemption upon the anniversary of the 1-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we will report standard performance back to the first date that the Fund became available in the VAA. Because standard performance reporting periods of less than one year could be misleading, we may report "N/A's" for standard performance until one year after the option became available in the Separate Account.

Standard Performance Data for GVA II Standard and Breakpoint Mortality and Risk Expense Charge:


Period Ending December 31, 2001:



                                                                                                         10-Years**/
                                              Sub-Account          1-Year              5-Year        Since Inception Date
Subaccounts                                   Inception Date Standard Breakpoint Standard Breakpoint Standard  Breakpoint
-------------------------------------------------------------------------------------------------------------------------
AFIS Growth Account/(2)/
(American FIS Growth Fund)                       09/27/00     -23.86%   -23.67%     N/A       N/A     -25.98%    -25.79%
AFIS International Account/(2)/
(American FIS International Fund)                09/27/00     -25.47    -25.29      N/A       N/A     -29.86     -29.69
AMT Mid-Cap Growth Account/(2)/
(Neuberger Berman AMT Mid-Cap Growth)            09/27/00     -29.90    -29.73      N/A       N/A     -38.87     -38.72
Asset Manager Account/(1)/
(Fidelity VIP II-Asset Manager)                  05/01/91     -10.77    -10.55     4.83%     5.13%      7.65**     8.05**
AVP Growth Account/(2)/
(Alliance VP Growth Portfolio)                   09/27/00     -28.97    -28.79      N/A       N/A     -31.49     -31.32
AVP Technology Account/(2)/
(Alliance VP Technology Portfolio)               09/27/00     -30.65    -30.48      N/A       N/A     -43.06     -42.91
Balanced Account/(1)/
(American Century VP Balanced)                   05/01/91     -10.26    -10.04     4.30      4.61       5.16**     5.55**
Capital Appreciation Account/(2)/
(Lincoln National Capital Appreciation Fund)     09/27/00     -31.05    -30.88      N/A       N/A     -36.14     -35.98
DGPF Real Estate Account/(2)/
(Delaware VIP REIT Series)                       09/27/00       1.10      1.35      N/A       N/A       5.40       5.66
DGPF Trend Account/(2)/
(Delaware VIP Trend Series)                      09/27/00     -21.35    -21.15      N/A       N/A     -32.28     -32.11
Equity-Income Account/(1)/
(Fidelity VIP Equity Income Portfolio)           05/02/94     -11.58    -11.36     6.90      7.21      11.29      11.67
Global Growth Account/(2)/
(Janus Aspen Series Worldwide Growth)            10/01/98     -27.85    -27.66      N/A       N/A       6.50       6.77
Growth I Account/(1)/
(Fidelity VIP Growth Portfolio)                  05/01/91     -23.39    -23.20     9.11      9.42      11.74**    12.15**
Growth and Income Account/(2)/
(Lincoln National Growth and Income Fund)        09/27/00     -17.42    -17.21      N/A       N/A     -20.63     -20.43
Index Account/(1)/
(Dreyfus Stock Index Fund)                       12/12/89     -18.30    -18.30     7.85      8.16      10.82**    11.23**
International Stock Account/(1)/
(T. Rowe Price International Stock Portfolio)    05/02/94     -27.64    -27.46    -1.94     -1.66       1.80       2.16
Mid Cap Growth I Account/(2)/
(Lincoln National Aggressive Growth Fund)        10/01/98     -37.94    -37.79      N/A       N/A       1.49       1.74
Mid Cap Value Account/(2)/
(Neuberger Berman AMT Partners)                  10/01/98      -9.60     -9.37      N/A       N/A       3.99       4.25
Small Cap Account/(1)/
(Dreyfus VIF Small Cap Portfolio)                05/02/94     -12.66    -12.44     5.64      5.95       9.97      10.35
Small Cap Growth Account/(2)/
(Baron Capital Asset Fund)                       10/01/98       4.52      4.78      N/A       N/A      19.59      19.90
Social Awareness Account/(2)/
(Lincoln National Social Awareness Fund)         10/01/98     -15.83    -15.62      N/A       N/A       3.43       3.69
VIP II Contrafund Account/(2)/
(Fidelity VIP II Contrafund)                     09/27/00     -18.57    -18.37      N/A       N/A     -19.03     -18.82


/(1)/Sub-account inception dates which reflect inception dates of the sub-accounts of the UNUM Variable Annuity-II Separate Account.

/(2)/Sub-account inception dates which reflect inception dates of the sub-accounts of the Lincoln Variable Annuity-II Separate Account.

The table provides performance information for GVA II "standard" and "breakpoint." Performance information for GVA I and GVA III "standard" and "breakpoint" is not shown.

Non-standard investment results:


The VAA may report its results over various periods--daily, monthly, three-month, six-month, year-to-date, yearly (fiscal year), three, five, ten years or more and lifetime--and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Performance information for the periods prior to the date that a Fund became available in the VAA will be calculated based on (1) the performance of the Fund adjusted for Contract charges (ie: mortality and expense risk fees, any applicable administrative charges, and the management and other expenses of the fund) and (2) the assumption that the subaccounts were in existence for the same periods as indicated for the Fund. It may or may not reflect charges for any Riders that were in effect during the time periods shown. This performance is referred to as non-standardized performance data. Such results may be computed on a cumulative and/or annualized basis. We may also report performance assuming that you deposited $10,000 into a subaccount at inception of the underlying fund or 10 years ago (whichever is less). This non-standard performance may be shown as a graph illustrating how that deposit would have increased or decreased in value over time based on the performance of the underlying fund adjusted for Contract charges. This information represents past performance and does not indicate or represent future performance. The investment return and value of a Contract will fluctuate so that contractowner's investment may be worth more or less than the original investment. The performance in the following tables do not reflect surrender charges.


Cumulative quotations are arrived at by calculating the change in Accumulation Unit Value between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period. Annualized quotations are arrived at by applying a formula which reflects the level rate of return, which if earned over the entire base period, would produce the cumulative return.


Non-Standard Performance Data for GVA II, Standard


Mortality and Risk Expense Charge for the Period Ending December 31, 2001



(adjusted for Contract Expense Charges):


                                              As if
                                              Subaccount                                       Since
Subaccounts                                   Commenced  YTD     1-year  3-year 5-year 10-year Inception
--------------------------------------------- ---------- ------  ------  ------ ------ ------- ---------
AFIS Growth Account
(American FIS Growth Fund)                     02/08/84  -18.97% -18.97%  9.28% 17.47%  15.08%   14.91%
AFIS International Account
(American FIS International Fund)              05/01/90  -20.69  -20.69   2.16   6.49    8.65     7.74
AMT Mid-Cap Growth Account
(Neuberger Berman AMT Mid-Cap Growth)          11/03/97  -25.40  -25.40   1.35    N/A     N/A    13.21
Asset Manager Account
(Fidelity VIP II-Asset Manager)                09/06/89   -5.04   -5.04  -0.22   6.17    8.03     8.60
AVP Growth Account
(Alliance VP Growth Portfolio)                 09/15/94  -24.41  -24.41  -6.50   5.85     N/A    12.43
AVP Technology Account
(Alliance VP Technology Portfolio)             01/11/96  -26.20  -26.20  -0.21  10.98     N/A    10.67
Balanced Account
(American Century VP Balanced)                 05/01/91   -4.49   -4.49   0.10   5.64    5.53     7.35
Capital Appreciation Account
(Lincoln National Capital Appreciation Fund)   02/03/94  -26.62  -26.62  -4.16   8.23     N/A    10.49
DGPF Real Estate Account
(Delaware VIP REIT Series)                     05/04/98    7.59    7.59  10.29    N/A     N/A     5.34
DGPF Trend Account
(Delaware VIP Trend Series)                    12/27/93  -16.30  -16.30   9.09  12.22     N/A    13.12
Equity-Income Account
(Fidelity VIP Equity Income Portfolio)         10/09/86   -5.90   -5.90   2.07   8.26   12.34    10.80
Global Growth Account
(Janus Aspen Series Worldwide Growth)          09/13/93  -23.21  -23.21   1.44   9.97     N/A    14.47
Growth I Account
(Fidelity VIP Growth Portfolio)                10/09/86  -18.47  -18.47  -0.75  10.50   12.13    12.46
Growth and Income Account
(Lincoln National Growth and Income Fund)      12/28/81  -12.11  -12.11  -2.92   7.05    9.86    12.28
Index Account
(Dreyfus Stock Index Fund)                     09/29/89  -13.05  -13.05  -2.30   9.23   11.21    10.99
International Stock Account
(T. Rowe Price International Stock Portfolio)  03/31/94  -22.99  -22.99  -6.14  -0.69     N/A     2.52
Mid Cap Growth I Account
(Lincoln National Aggressive Growth Fund)      02/03/94  -33.95  -33.95  -3.55   0.27     N/A     3.93
Mid Cap Value Account
(Neuberger Berman AMT Partners)                03/22/94   -3.79   -3.79   0.65   6.41     N/A    11.16
Small Cap Account
(Dreyfus VIF Small Cap Portfolio)              08/31/90   -7.05   -7.05   8.33   6.99   19.98    27.79
Small Cap Growth Account
(Baron Capital Asset Fund)                     10/01/98   11.22   11.22  12.97    N/A     N/A    21.93
Social Awareness Account
(Lincoln National Social Awareness Fund)       05/02/88  -10.43  -10.43  -2.42   8.41   11.91    13.06
VIP II Contrafund Account
(Fidelity VIP II Contrafund)                   01/03/95  -13.34  -13.34  -0.94   8.88     N/A    14.16


Performance information for GVA I and GVA III "standard" is not shown.

Non-standard Performance Data for GVA II, Breakpoint

Mortality and Risk Expense Charge for the Period Ending December 31, 2001



(adjusted for Contract Expense Charges):


                                              As if
                                              Subaccount                                       Since
Subaccounts                                   Commenced  YTD     1-year  3-year 5-year 10-year Inception
--------------------------------------------- ---------- ------  ------  ------ ------ ------- ---------
AFIS Growth Account
(American FIS Growth Fund)                     02/08/84  -18.76% -18.76%  9.55% 17.86%  15.53%   15.39%
AFIS International Account
(American FIS International Fund)              05/01/90  -20.49  -20.49   2.42   6.85    9.07     8.17
AMT Mid-Cap Growth Account
(Neuberger Berman AMT Mid-Cap Growth)          11/03/97  -25.21  -25.21   1.61    N/A     N/A    13.56
Asset Manager Account
(Fidelity VIP II-Asset Manager)                09/06/89   -4.81   -4.81   0.03   6.48    8.43     9.02
AVP Growth Account
(Alliance VP Growth Portfolio)                 09/15/94  -24.22  -24.22  -6.27   6.20     N/A    12.85
AVP Technology Account
(Alliance VP Technology Portfolio)             01/11/96  -26.01  -26.01   0.04  11.35     N/A    11.06
Balanced Account
(American Century VP Balanced)                 05/01/91   -4.26   -4.26   0.35   5.94    5.92     7.75
Capital Appreciation Account
(Lincoln National Capital Appreciation Fund)   02/03/94  -26.44  -26.44  -3.92   8.59     N/A    10.90
DGPF Real Estate Account
(Delaware VIP REIT Series)                     05/04/98    7.86    7.86  10.57    N/A     N/A     5.65
DGPF Trend Account
(Delaware VIP Trend Series)                    12/27/93  -16.09  -16.09   9.36  12.59     N/A    13.54
Equity-Income Account
(Fidelity VIP Equity Income Portfolio)         10/09/86   -5.67   -5.67   2.32   8.58   12.75    11.24
Global Growth Account
(Janus Aspen Series Worldwide Growth)          09/13/93  -23.02  -23.02   1.70  10.29     N/A    14.87
Growth I Account
(Fidelity VIP Growth Portfolio)                10/09/86  -18.27  -18.27  -0.50  10.82   12.54    12.91
Growth and Income Account
(Lincoln National Growth and Income Fund)      12/28/81  -11.89  -11.89  -2.67   7.41   10.29    12.76
Index Account
(Dreyfus Stock Index Fund)                     09/29/89  -12.84  -12.84  -2.06   9.55   11.62    11.42
International Stock Account
(T. Rowe Price International Stock Portfolio)  03/31/94  -22.80  -22.80  -5.91  -0.40     N/A     2.88
Mid Cap Growth I Account
(Lincoln National Aggressive Growth Fund)      02/03/94  -33.79  -33.79  -3.31   0.56     N/A     4.29
Mid Cap Value Account
(Neuberger Berman AMT Partners)                03/22/94   -3.55   -3.55   0.90   6.72     N/A    11.55
Small Cap Account
(Dreyfus VIF Small Cap Portfolio)              08/31/90   -6.82   -6.82   8.60   7.30   20.43    28.27
Small Cap Growth Account
(Baron Capital Asset Fund)                     10/01/98   11.50   11.50  13.25    N/A     N/A    22.23
Social Awareness Account
(Lincoln National Social Awareness Fund)       05/02/88  -10.20  -10.20  -2.18   8.73   12.33    13.50
VIP II Contrafund Account
(Fidelity VIP II Contrafund)                   01/03/95  -13.12  -13.12  -0.69   9.24     N/A    14.57


Performance information for GVA I and GVA III "breakpoint" is not shown.

Services


Independent Auditors


The financial statements of the VAA and the statutory-basis financial statements of The Lincoln Life appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, 2300 National City Center, 110 W. Berry Street, Fort Wayne, Indiana 46802, independent auditors, as set forth in their reports also appearing elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP, have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.


Keeper of records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by Lincoln Life. No separate charge against the assets of the VAA is made by Lincoln Life for this service. We have entered into an agreement with Delaware Service Co., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA.

Advertising and sales literature

As set forth in the Prospectus, Lincoln Life may refer to the following organizations (and others) in its marketing materials:

A.M. Best's Rating System is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which Lincoln Life intends to refer.

FITCH provides ratings on over 800 insurance entities in close to 30 countries. The Insurance Group maintains three significant analytical staffing centers in Chicago, London and New York, and also coordinates local analytical resources in other parts of the world on behalf of Fitch's global office network.


EAFE Index is prepared by Morgan Stanley Capital International (MCSI). It measures performance of equity securities in Europe, Australasia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification representing over 1,000 companies across 20 different countries.


Lipper Variable Insurance Products Performance Analysis Service is a publisher of statistical data cover ing the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

Moody's insurance financial strength rating is an opinion of an insurance company's financial strength and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be notes.

Morningstar is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.

Standard & Poor's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

Vards (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

Standard & Poor's 500 Index--A broad-based measurement of U.S. stock-market performance based on the weighted average performance of 500 common stocks of leading company's and leading industries; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm.

NASDAQ-OTC Price Index--This index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

Dow Jones Industrial Average (DJIA)--Price-weighted average of 30 actively traded blue chip stocks, primarily industrials but currently including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

Russell 1000 Index--Measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 that measurers 3,000 of the largest U.S. companies.

Russell 2000 Index--Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest U.S. companies.

Lehman Brothers Aggregate Bond Index--Composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Indexes are rebalanced monthly by market capitalization.

Lehman Brothers Government/Corporate Bond Index--Composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have at least one year to maturity.

Lehman Brothers Government Intermediate Bond Index--Composed of all bonds covered by the Lehman Brothers Government Bond Index (all publicly issued, nonconvertible, domestic debt of the U.S. government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the U.S. government) with maturities between one and 9.99 years.

Merrill Lynch High Yield Master Index--This is an index of high yield debt securities. High yield securities are those below the top four quality rating categories and are considered more risky than investment grade. Issues must be rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e., BBB or Baa) but not in default (i.e. DDD1 or less). Issues must be in the form of publicly paced nonconvertible, coupon-bearing U.S. domestic debt and must carry a term to maturity of at least one year.

Morgan Stanley Emerging Markets Free Index--A market capitalization weighted index composed of companies representative of the market structure of 22 Emerging Market countries in Europe, Latin America, and the Pacific Basin. This index excludes closed markets and those shares in otherwise free markets, which are not purchasable by foreigners.

Morgan Stanley World Capital International World Index--A market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America, Europe and the Asia/Pacific Region.

Morgan Stanley Pacific Basin (Ex-Japan) Index--An arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of the following Pacific Basin Countries: Australia, Hong Kong, Malaysia, New Zealand and Singapore.

Nareit Equity Reit Index--All of the data is based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market weighted.

Salomon Brothers World Government Bond (Non US) Index--A market capitalization weighted index consisting of government bond markets of the following 13 countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, and The United Kingdom.

Salomon Brothers 90 Day Treasury-Bill Index--Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill.

Standard and Poor's Index (S&P 400)--Consists of 400 domestic stocks chosen for market size, liquidity, and industry group representations.

Standard and Poor's Utilities Index--The utility index is one of several industry groups within the broader S&P 500. Utility stocks include electric, natural gas, and telephone companies included in the S&P 500.

Internet. An electronic communications network which may be used to provide information regarding Lincoln Life, performance of the subaccounts and advertisement literature.

In its advertisements and other sales literature for the VAA and the series funds, Lincoln Life intends to illustrate the advantages of the contracts in a number of ways:

Compound Interest Illustrations. These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax savings through tax deferral; the potential advantage of the variable annuity account over the fixed account; and the compounding effect when a client makes regular deposits to his or her contract.

Annuity Payout Illustrations. These will provide an initial benefit payment based in part on the annuitant, the contract value and the fixed and/or variable annuity payout option elected. In addition, variable annuity payout illustrations may show the historical results of a variable payout in a sub-account of the VAA.

Dollar-Cost Averaging Illustrations. These illustrations will generally discuss the price-leveling effect of making regular purchases in the same subaccounts over a period of time, to take advantage of the trends in market price of the portfolio securities purchased for those subaccounts.

Lincoln Financial Group. Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in

Philadelphia, Lincoln Financial Group has consolidated assets of $98 billion and annual consolidated revenues of $6.4 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, mutual funds, managed accounts, institutional investment and financial planning and advisory services.



Lincoln Life's Customers. Sales literature for the VAA and the series' funds may refer to the number of employers and the number of individual annuity clients which Lincoln life serves. As of the date of this SAI, Lincoln Life was serving over 17,000 employers and more than 1.5 million individuals.



Lincoln Life's Assets, Size. Lincoln Life may discuss its general financial condition (see, for example, the reference to A.M. Best Company, above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 2001 Lincoln Life had statutory admitted assets of over $74 billion.



Sales literature may reference the Group Variable Annuity newsletter which is a newsletter distributed quarterly to clients of the VAA. The contents of the newsletter will be a commentary on general economic conditions and, on some occasions, referencing matter in connection with the Group Variable Annuity.


Sales literature and advertisements may reference theses and other similar reports from Best's or other similar publications which report on the insurance and financial services industries.


Other Information/Services


Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the Prospectus for each fund for more information about mixed funding.

Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer a designated amount from the fixed account into one or more subaccounts on a monthly basis for 1, 2 or 3 years. The minimum amount to be dollar-cost averaged is $10,000 for 1 year, and $25,000 for 2 years or 3 years. You may change the receiving sub account allocation at any time. The dollar-cost averaging program will continue for the specified duration unless you authorize us to end the program sooner. However, we will cancel the program prematurely if the value of the guaranteed account drops below the amount required for the transfer. GVAIII fixed account restrictions may apply.

Systematic Transfer. The systematic transfer is only available to GVAIII participants. This service allows you fully liquidate your fixed account balance over four years in five annual installments and transfer the amounts into one or more of the subaccounts. You may change the receiving subaccount allocation at any time. A distribution or a non-scheduled transfer from the fixed account may cancel the systematic transfer program prematurely. The program will also be cancelled prematurely if the fixed account balance falls to $0.

Account Sweep. The account sweep service allows you to keep a designated amount (the baseline amount) in one subaccount or the fixed account, and automatically transfer the excess to other subaccounts of your choice. The transfers may take place monthly, quarterly, semi-annually or annually. A $10,000 minimum balance in the holding account is required in order to begin this service. For account sweep to occur, the holding account balance must exceed the designated baseline amount by at least $50. You may change the receiving subaccount allocation at any time. Deposits to or distributions from the holding account will not adjust your baseline amount, buy may affect the amount of money available to be transferred. A new account sweep program is required to change the designated baseline amount. GVAIII fixed account restrictions may apply.

Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of account value allocated to each subaccount or the fixed account. The rebalancing may take place quarterly, semi-annually or annually. You may choose to either rebalance within your designated investment accounts, or to rebalance your designated investment account based on your total account value within the group annuity contract. This second selection will move 100% of your balance based on your allocated percentages. For portfolio rebalancing to occur, the total transfer amount must be $50 or more. If this minimum transfer amount is not available, the transfer will not occur. You may change the designated investment accounts' allocations or percentages at any time. The portfolio rebalancing program will be cancelled prematurely if the selected rebalancing account balance falls to $0. GVAIII fixed account restrictions may apply.


Financial Statements


Financial statements of the VAA and the statutory-basis financial statements of Lincoln Life appear on the following pages.

Lincoln National Variable Annuity Account L

Statement of assets and liabilities

December 31, 2001

                                                                                              Mortality &
                                                                   Contract                   Expense       Contract
                                                                   Purchases                  Charges       Purchases
                                                                   Due From                   Payable To    Due To
                                                                   The Lincoln                The Lincoln   The Lincoln
                                                                   National Life              National Life National Life
                                                                   Insurance                  Insurance     Insurance
                                                      Investments  Company       Total Assets Company       Company
--------------------------------------------------------------------------------------------------------------------------
AFIS Growth Class 2 Subaccount                        $  3,778,010    $19,357    $  3,797,367    $   313       $    --
AFIS International Class 2 Subaccount                      379,500        956         380,456         31            --
American Century VP Balanced Subaccount                 23,638,442         --      23,638,442      1,911        16,376
AVPSF Growth Class B Subaccount                            202,043        604         202,647         16            --
AVPSF Technology Class B Subaccount                      1,190,492      2,374       1,192,866         99            --
Baron Capital Asset Subaccount                          14,620,548     61,031      14,681,579      1,195            --
DGPF REIT Service Class Subaccount                       2,022,336     29,681       2,052,017        166            --
DGPF Trend Service Class Subaccount                        465,311      3,747         469,058         38            --
Dreyfus Small Cap Subaccount                            73,641,529     41,433      73,682,962      6,034            --
Dreyfus Stock Index Subaccount                         120,580,540         --     120,580,540      9,872         5,260
Fidelity VIP Equity-Income Subaccount                   74,943,456     26,516      74,969,972      6,141            --
Fidelity VIP Growth Subaccount                         192,406,021         --     192,406,021     15,915        50,298
Fidelity VIP Money Market Subaccount                        98,628      3,237         101,865         --            --
Fidelity VIP II Asset Manager Subaccount                80,681,802         --      80,681,802      6,605        31,207
Fidelity VIP II Contrafund Service Class 2 Subaccount      521,268      1,491         522,759         43            --
Janus Aspen Series Worldwide Growth Subaccount          30,816,396      4,987      30,821,383      2,505            --
LN Aggressive Growth Subaccount                         27,302,412     14,587      27,316,999      2,245            --
LN Capital Appreciation Subaccount                         675,259     35,163         710,422         55            --
LN Growth & Income Subaccount                              678,784      3,146         681,930         56            --
LN Social Awareness Subaccount                          15,288,840     33,092      15,321,932      1,241            --
NB AMT Mid-Cap Growth Subaccount                           668,823        946         669,769         55            --
NB AMT Partners Subaccount                               4,377,906      5,227       4,383,133        353            --
T. Rowe Price International Stock Subaccount            19,070,489         --      19,070,489      1,544        13,206







                                                      Net Assets
------------------------------------------------------------------
AFIS Growth Class 2 Subaccount                        $  3,797,054
AFIS International Class 2 Subaccount                      380,425
American Century VP Balanced Subaccount                 23,620,155
AVPSF Growth Class B Subaccount                            202,631
AVPSF Technology Class B Subaccount                      1,192,767
Baron Capital Asset Subaccount                          14,680,384
DGPF REIT Service Class Subaccount                       2,051,851
DGPF Trend Service Class Subaccount                        469,020
Dreyfus Small Cap Subaccount                            73,676,928
Dreyfus Stock Index Subaccount                         120,565,408
Fidelity VIP Equity-Income Subaccount                   74,963,831
Fidelity VIP Growth Subaccount                         192,339,808
Fidelity VIP Money Market Subaccount                       101,865
Fidelity VIP II Asset Manager Subaccount                80,643,990
Fidelity VIP II Contrafund Service Class 2 Subaccount      522,716
Janus Aspen Series Worldwide Growth Subaccount          30,818,878
LN Aggressive Growth Subaccount                         27,314,754
LN Capital Appreciation Subaccount                         710,367
LN Growth & Income Subaccount                              681,874
LN Social Awareness Subaccount                          15,320,691
NB AMT Mid-Cap Growth Subaccount                           669,714
NB AMT Partners Subaccount                               4,382,780
T. Rowe Price International Stock Subaccount            19,055,739

                                      Affiliated  Non-Affiliated
                                      ----------- --------------
                Investments at Cost   $70,414,947  $702,843,566
                Investments at Market  46,432,942   641,615,893


See accompanying notes.

Lincoln National Variable Annuity Account L

Statement of operations

Year Ended December 31, 2001

                                                                          AFIS         AFIS          American
                                                                          Growth       International Century
                                                                          Class 2      Class 2       VP Balanced
                                                                          Subaccount   Subaccount    Subaccount
---------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
  . Dividends from investment income                                      $    10,472  $     2,039   $   659,579
  . Dividends from net realized gains on investments                          598,866       61,518       782,996
  . Mortality and expense guarantees
    Standard                                                                  (23,625)      (2,558)     (216,680)
    Breakpoint                                                                   (347)         (72)      (15,114)
                                                                          -----------  -----------   -----------
NET INVESTMENT INCOME (LOSS)                                                  585,366       60,927     1,210,781
Net Realized and Unrealized Gain (Loss) on Investments:
  . Net realized gain (loss) on investments                                  (134,827)    (108,202)     (192,717)
  . Net change in unrealized appreciation or depreciation on investments     (919,690)       7,751    (2,097,446)
                                                                          -----------  -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                     (1,054,517)    (100,451)   (2,290,163)
                                                                          -----------  -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                               $  (469,151) $   (39,524)  $(1,079,382)
                                                                          ===========  ===========   ===========

                                                                          Fidelity                   Fidelity
                                                                          VIP          Fidelity      VIP II
                                                                          Money        VIP II        Contrafund
                                                                          Market       Asset Manager Service Class 2
                                                                          Subaccount   Subaccount    Subaccount
---------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
  . Dividends from investment income                                      $     3,155  $ 3,639,428   $       283
  . Dividends from net realized gains on investments                               --    1,364,786         1,063
  . Mortality and expense guarantees
    Standard                                                                       --     (803,059)       (2,769)
    Breakpoint                                                                     --      (25,570)          (90)
                                                                          -----------  -----------   -----------
NET INVESTMENT INCOME (LOSS)                                                    3,155    4,175,585        (1,513)
Net Realized and Unrealized Gain (Loss) on Investments:
  . Net realized gain (loss) on investments                                        --   (1,201,013)       (3,749)
  . Net change in unrealized appreciation or depreciation on investments           --   (7,553,205)       (8,600)
                                                                          -----------  -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                             --   (8,754,218)      (12,349)
                                                                          -----------  -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                               $     3,155  $(4,578,633)  $   (13,862)
                                                                          ===========  ===========   ===========

                                                                          AVPSF
                                                                          Growth
                                                                          Class B
                                                                          Subaccount
------------------------------------------------------------------------------------------
Net Investment Income (Loss):
  . Dividends from investment income                                      $       391
  . Dividends from net realized gains on investments                           28,082
  . Mortality and expense guarantees
    Standard                                                                   (1,643)
    Breakpoint                                                                    (95)
                                                                          -----------
NET INVESTMENT INCOME (LOSS)                                                   26,735
Net Realized and Unrealized Gain (Loss) on Investments:
  . Net realized gain (loss) on investments                                   (44,455)
  . Net change in unrealized appreciation or depreciation on investments      (47,922)
                                                                          -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                        (92,377)
                                                                          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                               $   (65,642)
                                                                          ===========


                                                                          Janus Aspen
                                                                          Series Worldwide
                                                                          Growth
                                                                          Subaccount
------------------------------------------------------------------------------------------
Net Investment Income (Loss):
  . Dividends from investment income                                      $   161,465
  . Dividends from net realized gains on investments                               --
  . Mortality and expense guarantees
    Standard                                                                 (313,151)
    Breakpoint                                                                (15,250)
                                                                          -----------
NET INVESTMENT INCOME (LOSS)                                                 (166,936)
Net Realized and Unrealized Gain (Loss) on Investments:
  . Net realized gain (loss) on investments                                (1,109,206)
  . Net change in unrealized appreciation or depreciation on investments   (7,992,302)
                                                                          -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                     (9,101,508)
                                                                          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                               $(9,268,444)
                                                                          ===========

See accompanying notes.

AVPSF                    Baron        DGPF          DGPF                                      Fidelity
Technology               Capital      REIT          Trend         Dreyfus       Dreyfus       VIP           Fidelity
Class B                  Asset        Service Class Service Class Small Cap     Stock Index   Equity-Income VIP Growth
Subaccount               Subaccount   Subaccount    Subaccount    Subaccount    Subaccount    Subaccount    Subaccount
-------------------------------------------------------------------------------------------------------------------------
$         --              $       --    $ 15,772     $        --  $    327,013  $  1,395,882   $ 1,315,892  $    170,052
      73,549                  62,490       3,425              --     4,847,411       637,223     3,697,028    15,984,918
      (9,064)               (121,958)    (11,683)         (3,440)     (707,725)   (1,191,531)     (726,323)   (2,011,376)
        (185)                 (4,262)        (88)           (129)      (21,595)      (66,596)      (25,473)      (48,068)
------------              ----------    --------     -----------  ------------  ------------   -----------  ------------
      64,300                 (63,730)      7,426          (3,569)    4,445,104       774,978     4,261,124    14,095,526
    (349,017)                141,413       8,991         (55,924)   (1,527,451)    2,193,514       123,299      (699,828)
     (56,499)              1,308,801     102,829           7,597    (8,755,444)  (21,633,837)   (9,046,115)  (58,593,689)
------------              ----------    --------     -----------  ------------  ------------   -----------  ------------
    (405,516)              1,450,214     111,820         (48,327)  (10,282,895)  (19,440,323)   (8,922,816)  (59,293,517)
------------              ----------    --------     -----------  ------------  ------------   -----------  ------------
$   (341,216)             $1,386,484    $119,246     $   (51,896) $ (5,837,791) $(18,665,345)  $(4,661,692) $(45,197,991)
============              ==========    ========     ===========  ============  ============   ===========  ============

LN                       LN           LN            LN            NB AMT                      T. Rowe Price
Aggressive               Capital      Growth &      Social        Mid-Cap       NB AMT        International
Growth                   Appreciation Income        Awareness     Growth        Partners      Stock
Subaccount               Subaccount   Subaccount    Subaccount    Subaccount    Subaccount    Subaccount
------------------------------------------------------------------------------------------------------------
$         --              $       --    $  5,444     $   101,599  $         --  $     12,735   $   411,616
   7,316,867                  47,433      76,923       3,795,494            --       120,978            --
    (288,203)                 (5,177)     (3,094)       (138,116)       (5,519)      (33,465)     (205,243)
     (13,460)                   (234)       (135)        (10,474)          (76)       (3,266)       (6,979)
------------              ----------    --------     -----------  ------------  ------------   -----------
   7,015,204                  42,022      79,138       3,748,503        (5,595)       96,982       199,394
  (1,109,485)                (43,571)     (2,770)       (299,266)      (94,872)      (64,994)     (165,149)
 (20,250,663)               (175,929)    (92,885)     (5,151,022)      (70,180)     (146,493)   (5,974,562)
------------              ----------    --------     -----------  ------------  ------------   -----------
 (21,360,148)               (219,500)    (95,655)     (5,450,288)     (165,052)     (211,487)   (6,139,711)
------------              ----------    --------     -----------  ------------  ------------   -----------
$(14,344,944)             $ (177,478)   $(16,517)    $(1,701,785) $   (170,647) $   (114,505)  $(5,940,317)
============              ==========    ========     ===========  ============  ============   ===========

Lincoln National Variable Annuity Account L



Statements of changes in net assets



Years Ended December 31, 2000 and 2001



                                                                          AFIS         AFIS            American
                                                                          Growth       International   Century VP
                                                                          Class 2      Class 2         Balanced
                                                                          Subaccount   Subaccount      Subaccount
----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                                              $       --   $         --     $27,648,514
Changes From Operations:
  . Net investment income (loss)                                               (1,023)          (217)        834,079
  . Net realized gain (loss) on investments                                      (103)        (1,881)          4,351
  . Net change in unrealized appreciation or depreciation on investments      (32,539)        (5,687)     (1,759,565)
                                                                           ----------   ------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               (33,665)        (7,785)       (921,135)
Changes From Unit Transactions:
  . Contract purchases                                                        895,812        209,132       5,234,109
  . Terminated contracts                                                      (55,172)       (52,636)     (7,422,488)
                                                                           ----------   ------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        840,640        156,496      (2,188,379)
                                                                           ----------   ------------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       806,975        148,711      (3,109,514)
                                                                           ----------   ------------     -----------
NET ASSETS AT DECEMBER 31, 2000                                               806,975        148,711      24,539,000
Changes From Operations:
  . Net investment income (loss)                                              585,366         60,927       1,210,781
  . Net realized gain (loss) on investments                                  (134,827)      (108,202)       (192,717)
  . Net change in unrealized appreciation or depreciation on investments     (919,690)         7,751      (2,097,446)
                                                                           ----------   ------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              (469,151)       (39,524)     (1,079,382)
Changes From Unit Transactions:
  . Contract purchases                                                      4,444,348      1,837,177       3,713,858
  . Terminated contracts                                                     (985,118)    (1,565,939)     (3,553,321)
                                                                           ----------   ------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      3,459,230        271,238         160,537
                                                                           ----------   ------------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     2,990,079        231,714        (918,845)
                                                                           ----------   ------------     -----------
NET ASSETS AT DECEMBER 31, 2001                                            $3,797,054   $    380,425     $23,620,155
                                                                           ==========   ============     ===========

                                                                          Fidelity VIP                 Fidelity VIP II
                                                                          Money        Fidelity VIP II Contrafund
                                                                          Market       Asset Manager   Service Class 2
                                                                          Subaccount   Subaccount      Subaccount
----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                                              $  159,909   $113,565,030     $        --
Changes From Operations:
  . Net investment income (loss)                                                6,057     10,910,444             (33)
  . Net realized gain (loss) on investments                                        --        (16,113)            465
  . Net change in unrealized appreciation or depreciation on investments           --    (15,977,665)            (74)
                                                                           ----------   ------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 6,057     (5,083,334)            358
Changes From Unit Transactions:
  . Contract purchases                                                        832,788     15,983,998          36,462
  . Terminated contracts                                                     (898,346)   (32,553,755)        (16,000)
                                                                           ----------   ------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        (65,558)   (16,569,757)         20,462
                                                                           ----------   ------------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (59,501)   (21,653,091)         20,820
                                                                           ----------   ------------     -----------
NET ASSETS AT DECEMBER 31, 2000                                               100,408     91,911,939          20,820
Changes From Operations:
  . Net investment income (loss)                                                3,155      4,175,585          (1,513)
  . Net realized gain (loss) on investments                                        --     (1,201,013)         (3,749)
  . Net change in unrealized appreciation or depreciation on investments           --     (7,553,205)         (8,600)
                                                                           ----------   ------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 3,155     (4,578,633)        (13,862)
Changes From Unit Transactions:
  . Contract purchases                                                        640,335      8,329,300         660,126
  . Terminated contracts                                                     (642,033)   (15,018,616)       (144,368)
                                                                           ----------   ------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         (1,698)    (6,689,316)        515,758
                                                                           ----------   ------------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         1,457    (11,267,949)        501,896
                                                                           ----------   ------------     -----------
NET ASSETS AT DECEMBER 31, 2001                                            $  101,865   $ 80,643,990     $   522,716
                                                                           ==========   ============     ===========



See accompanying notes

AVPSF           AVPSF        Baron        DGPF          DGPF                                       Fidelity VIP
Growth          Technology   Capital      REIT          Trend         Dreyfus       Dreyfus        Equity-       Fidelity VIP
Class B         Class B      Asset        Service Class Service Class Small Cap     Stock Index    Income        Growth
Subaccount      Subaccount   Subaccount   Subaccount    Subaccount    Subaccount    Subaccount     Subaccount    Subaccount
--------------------------------------------------------------------------------------------------------------------------------
$        --     $        --  $ 8,585,884   $       --     $      --   $ 74,435,677  $188,365,874   $ 93,900,007   $303,715,399
       (135)           (702)     (85,972)        (579)         (565)    35,215,948     2,322,382      6,472,970     30,572,460
        (34)        (25,252)     244,388        2,861       (10,504)     2,341,124     9,205,849      1,012,668      9,100,850
     (5,567)        (54,337)    (612,461)      31,407       (33,037)   (28,644,618)  (29,082,439)    (2,575,816)   (72,817,935)
-----------     -----------  -----------   ----------     ---------   ------------  ------------   ------------  -------------
     (5,736)        (80,291)    (454,045)      33,689       (44,106)     8,912,454   (17,554,208)     4,909,822    (33,144,625)
     78,308         816,963    8,762,986      768,472       632,967     20,206,811    33,863,414     14,688,592     54,067,445
       (798)       (319,317)  (5,472,731)    (193,590)     (236,806)   (22,231,455)  (58,171,383)   (34,001,840)   (75,003,747)
-----------     -----------  -----------   ----------     ---------   ------------  ------------   ------------  -------------
     77,510         497,646    3,290,255      574,882       396,161     (2,024,644)  (24,307,969)   (19,313,248)   (20,936,302)
-----------     -----------  -----------   ----------     ---------   ------------  ------------   ------------  -------------
     71,774         417,355    2,836,210      608,571       352,055      6,887,810   (41,862,177)  (14,403,426)    (54,080,927)
-----------     -----------  -----------   ----------     ---------   ------------  ------------   ------------  -------------
     71,774         417,355   11,422,094      608,571       352,055     81,323,487   146,503,697     79,496,581    249,634,472
     26,735          64,300      (63,730)       7,426        (3,569)     4,445,104       774,978      4,261,124     14,095,526
    (44,455)       (349,017)     141,413        8,991       (55,924)    (1,527,451)    2,193,514        123,299       (699,828)
    (47,922)        (56,499)   1,308,801      102,829         7,597     (8,755,444)  (21,633,837)    (9,046,115)   (58,593,689)
-----------     -----------  -----------   ----------     ---------   ------------  ------------   ------------  -------------
    (65,642)       (341,216)   1,386,484      119,246       (51,896)    (5,837,791)  (18,665,345)    (4,661,692)   (45,197,991)
    333,845       3,354,783    5,403,255    2,271,522       576,775     10,600,265    16,989,498     12,744,336     23,261,130
   (137,346)     (2,238,155)  (3,531,449)    (947,488)     (407,914)   (12,409,033)  (24,262,442)   (12,615,394)   (35,357,803)
-----------     -----------  -----------   ----------     ---------   ------------  ------------   ------------  -------------
    196,499       1,116,628    1,871,806    1,324,034       168,861     (1,808,768)   (7,272,944)       128,942    (12,096,673)
-----------     -----------  -----------   ----------     ---------   ------------  ------------   ------------  -------------
    130,857         775,412    3,258,290    1,443,280       116,965     (7,646,559)  (25,938,289)    (4,532,750)   (57,294,664)
-----------     -----------  -----------   ----------     ---------   ------------  ------------   ------------  -------------
$   202,631     $ 1,192,767  $14,680,384   $2,051,851     $ 469,020   $ 73,676,928  $120,565,408   $ 74,963,831  $ 192,339,808
===========     ===========  ===========   ==========     =========   ============  ============   ============  =============



Janus Aspen
Series                                                              NB AMT                     T. Rowe Price
Worldwide        LN Aggressive LN Capital   LN Growth  LN Social    Mid-Cap    NB AMT          International
Growth           Growth        Appreciation & Income   Awareness    Growth     Partners        Stock
Subaccount       Subaccount    Subaccount   Subaccount Subaccount   Subaccount Subaccount      Subaccount
-------------------------------------------------------------------------------------------------------------
 $22,990,227     $ 29,651,984   $       --   $     --  $17,478,042  $      --  $ 2,164,274     $ 36,731,061
   3,497,177        1,783,487         (365)       560    1,391,427       (847)     382,161          659,511
      43,528          832,257       (1,336)        (1)      84,982    (10,807)     (93,737)       1,330,039
 (13,002,466)      (6,606,345)     (25,497)    (5,589)  (3,107,187)   (58,952)    (277,498)      (8,511,998)
------------     ------------   ----------   --------  -----------  ---------  -----------     ------------
  (9,461,761)      (3,990,601)     (27,198)    (5,030)  (1,630,778)   (70,606)      10,926       (6,522,448)
  44,812,391       33,158,819      292,784     99,742    5,234,986    676,989    2,332,432        7,181,689
(17,913,803)      (15,299,977)     (33,004)    (3,386)  (4,578,495)  (149,437)  (1,439,336)     (10,988,399)
------------     ------------   ----------   --------  -----------  ---------  -----------     ------------
  26,898,588       17,858,842      259,780     96,356      656,491    527,552      893,096       (3,806,710)
------------     ------------   ----------   --------  -----------  ---------  -----------     ------------
  17,436,827       13,868,241      232,582     91,326     (974,287)   456,946      904,022      (10,329,158)
------------     ------------   ----------   --------  -----------  ---------  -----------     ------------
  40,427,054       43,520,225      232,582     91,326   16,503,755    456,946    3,068,296       26,401,903
    (166,936)       7,015,204       42,022     79,138    3,748,503     (5,595)      96,982          199,394
  (1,109,206)      (1,109,485)     (43,571)    (2,770)    (299,266)   (94,872)     (64,994)        (165,149)
  (7,992,302)     (20,250,663)    (175,929)   (92,885)  (5,151,022)   (70,180)    (146,493)      (5,974,562)
------------     ------------   ----------   --------  -----------  ---------  -----------     ------------
  (9,268,444)     (14,344,944)    (177,478)   (16,517)  (1,701,785)  (170,647)    (114,505)      (5,940,317)
   8,061,971        7,169,144    1,055,569    675,199    3,389,341    813,256    2,522,687        2,849,010
  (8,401,703)      (9,029,671)    (400,306)   (68,134)  (2,870,620)  (429,841)  (1,093,698)      (4,254,857)
------------     ------------   ----------   --------  -----------  ---------  -----------     ------------
    (339,732)      (1,860,527)     655,263    607,065      518,721    383,415    1,428,989       (1,405,847)
------------     ------------   ----------   --------  -----------  ---------  -----------     ------------
  (9,608,176)     (16,205,471)     477,785    590,548   (1,183,064)   212,768    1,314,484       (7,346,164)
------------     ------------   ----------   --------  -----------  ---------  -----------     ------------
 $30,818,878     $ 27,314,754   $  710,367   $681,874  $15,320,691  $ 669,714  $ 4,372,780     $ 19,055,739
============     ============   ==========   ========  ===========  =========  ===========     ============

Lincoln National Variable Annuity Account L

Notes to financial statements

December 31, 2001


1. Accounting Policies and Account Information

The Variable Account:

Lincoln National Variable Annuity Account L (Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. Beginning June 30, 1999, contracts are eligible for the lower, or "Breakpoint", mortality and expense risk charge if criteria has been satisfied that the Company realizes lower issue and administrative cost.

The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation:
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

Investments:
The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of twenty three mutual funds (the Funds) of twelve diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

American Funds Insurance Series (AFIS):
  AFIS Growth Class 2 Fund
  AFIS International Class 2 Fund

American Century Variable Portfolios, Inc.:
  American Century VP Balanced Portfolio

Alliance Variable Products Series Fund (AVPSF):
  AVPSF Growth Class B Fund
  AVPSF Technology Class B Fund

Baron Capital Funds Trust:
  Baron Capital Asset Fund

Delaware Group Premium Fund (DGPF):
  REIT Service Class Series
  Trend Service Class Series

Dreyfus Variable Investment Fund (Dreyfus):
  Dreyfus Small Cap Portfolio
  Dreyfus Stock Index Fund

Fidelity Variable Insurance Products Fund (Fidelity VIP):
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP Money Market Portfolio

Fidelity Variable Insurance Products Fund II (Fidelity VIP II):
  Fidelity VIP II Asset Manager Portfolio
  Fidelity VIP II Contrafund Service Class 2 Portfolio

Janus Aspen Series:
  Janus Aspen Series Worldwide Growth Portfolio

Lincoln National (LN):
  LN Aggressive Growth Fund
  LN Capital Appreciation Fund
  LN Growth & Income Fund
  LN Social Awareness Fund

Neuberger Berman Advisors Management Trust (NB AMT):
  NB AMT Mid-Cap Growth Fund
  NB AMT Partners Fund

T. Rowe Price International Series, Inc.:
  T. Rowe Price International Stock Portfolio

The Fidelity VIP Money Market Portfolio is used only for investments of initial contributions for which the Company has not received complete order instructions. Upon receipt of complete order instructions, the payments transferred to the Fidelity VIP Money Market Portfolio are allocated to purchase shares of one of the above Funds.

Investments in the Funds are stated at the closing net asset value per share on December 31, 2001, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

Dividends:
Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date with the exception of Fidelity VIP Money Market Portfolio, which is invested monthly. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes:
Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

Lincoln National Variable Annuity Account L

2. Mortality and Expense Guarantees
Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day with the exception of Fidelity VIP Money Market Portfolio, which does not have a mortality and expense charge. The rates are as follows:

.. Standard at a daily rate of .00273973 (1.00% on an annual basis) .. Breakpoint at a daily rate of .00205479 (.75% on an annual basis)

Accordingly, the Company is responsible for all sales, general and administrative expenses applicable to the Variable Account.

3. Unit Values
A summary of unit values, units outstanding, and net assets for variable annuity contracts at December 31 follows. Mortality and expense rates (fee rates) listed below are annualized rates.

                                                     Commencement Commencement 1997       1998       1999       2000
                                                     Date         Unit Value   Unit Value Unit Value Unit Value Unit Value
---------------------------------------------------------------------------------------------------------------------------
AFIS Growth Class 2 Fund
  Standard (1.00% Fee Rate)                            9/27/2000     10.00          --         --         --       8.99
  Breakpoint (.75% Fee Rate)                           9/27/2000     10.00          --         --         --       9.00
AFIS International Class 2 Fund
  Standard (1.00% Fee Rate)                            9/27/2000     10.00          --         --         --       8.58
  Breakpoint (.75% Fee Rate)                           9/27/2000     10.00          --         --         --       8.59
American Century VP Balanced Portfolio
  Standard (1.00% Fee Rate)                                                      18.55      21.26      23.17      22.33
  Breakpoint (.75% Fee Rate)                           6/29/1999     21.70          --         --      23.20      22.41
AVPSF Growth Class B Fund
  Standard (1.00% Fee Rate)                            9/27/2000     10.00          --         --         --       8.74
  Breakpoint (.75% Fee Rate)                           9/27/2000     10.00          --         --         --       8.75
AVPSF Technology Class B Fund
  Standard (1.00% Fee Rate)                            9/27/2000     10.00          --         --         --       7.09
  Breakpoint (.75% Fee Rate)                           9/27/2000     10.00          --         --         --       7.10
Baron Capital Asset Fund
  Standard (1.00% Fee Rate)                           10/01/1998     10.00          --      13.22      17.78      17.13
  Breakpoint (.75% Fee Rate)                           6/29/1999     15.58          --         --      17.80      17.20
DGPF REIT Service Class Series
  Standard (1.00% Fee Rate)                            9/27/2000     10.00          --         --         --      10.57
  Breakpoint (.75% Fee Rate)                           9/27/2000     10.00          --         --         --      10.58
DGPF Trend Service Class Series
  Standard (1.00% Fee Rate)                            9/27/2000     10.00          --         --         --       7.78
  Breakpoint (.75% Fee Rate)                           9/27/2000     10.00          --         --         --       7.79
Dreyfus Small Cap Portfolio
  Standard (1.00% Fee Rate)                                                      17.63      16.86      20.55      23.06
  Breakpoint (.75% Fee Rate)                           6/29/1999     18.72          --         --      20.58      23.14
Dreyfus Stock Index Fund
  Standard (1.00% Fee Rate)                                                      29.83      37.86      45.21      40.60
  Breakpoint (.75% Fee Rate)                           6/29/1999     41.58          --         --      45.27      40.76
Fidelity VIP Equity-Income Portfolio
  Standard (1.00% Fee Rate)                                                      19.99      22.09      23.25      24.96
  Breakpoint (.75% Fee Rate)                           6/29/1999     24.43          --         --      23.28      25.05
Fidelity VIP Growth Portfolio
  Standard (1.00% Fee Rate)                                                      28.33      39.12      53.23      46.92
  Breakpoint (.75% Fee Rate)                           6/29/1999     44.09          --         --      53.30      47.09
Fidelity VIP Money Market Portfolio
  Standard (1.00% Fee Rate)                                                      11.89      12.54      13.19      14.02
  Breakpoint (.75% Fee Rate)                           6/29/1999     12.84          --         --      13.19      14.05
Fidelity VIP II Asset Manager Portfolio
  Standard (1.00% Fee Rate)                                                      20.58      23.45      25.79      24.53
  Breakpoint (.75% Fee Rate)                           6/29/1999     24.28          --         --      25.82      24.62
Fidelity VIP II Contrafund Service Class 2 Portfolio
  Standard (1.00% Fee Rate)                            9/27/2000     10.00          --         --         --       9.41
  Breakpoint (.75% Fee Rate)                           9/27/2000     10.00          --         --         --       9.42
Janus Aspen Series Worldwide Growth Portfolio
  Standard (1.00% Fee Rate)                           10/01/1998     10.00          --      12.52      20.38      17.02
  Breakpoint (.75% Fee Rate)                           6/29/1999     13.98          --         --      20.41      17.08
LN Aggressive Growth Fund
  Standard (1.00% Fee Rate)                           10/01/1998     10.00          --      12.45      17.56      16.92
  Breakpoint (.75% Fee Rate)                           6/29/1999     12.87          --         --      17.58      16.98

                                                     2001
                                                     Unit Value
---------------------------------------------------------------
AFIS Growth Class 2 Fund
  Standard (1.00% Fee Rate)                             7.29
  Breakpoint (.75% Fee Rate)                            7.31
AFIS International Class 2 Fund
  Standard (1.00% Fee Rate)                             6.81
  Breakpoint (.75% Fee Rate)                            6.83
American Century VP Balanced Portfolio
  Standard (1.00% Fee Rate)                            21.33
  Breakpoint (.75% Fee Rate)                           21.46
AVPSF Growth Class B Fund
  Standard (1.00% Fee Rate)                             6.61
  Breakpoint (.75% Fee Rate)                            6.63
AVPSF Technology Class B Fund
  Standard (1.00% Fee Rate)                             5.24
  Breakpoint (.75% Fee Rate)                            5.25
Baron Capital Asset Fund
  Standard (1.00% Fee Rate)                            19.05
  Breakpoint (.75% Fee Rate)                           19.18
DGPF REIT Service Class Series
  Standard (1.00% Fee Rate)                            11.37
  Breakpoint (.75% Fee Rate)                           11.41
DGPF Trend Service Class Series
  Standard (1.00% Fee Rate)                             6.51
  Breakpoint (.75% Fee Rate)                            6.53
Dreyfus Small Cap Portfolio
  Standard (1.00% Fee Rate)                            21.43
  Breakpoint (.75% Fee Rate)                           21.56
Dreyfus Stock Index Fund
  Standard (1.00% Fee Rate)                            35.30
  Breakpoint (.75% Fee Rate)                           35.53
Fidelity VIP Equity-Income Portfolio
  Standard (1.00% Fee Rate)                            23.49
  Breakpoint (.75% Fee Rate)                           23.63
Fidelity VIP Growth Portfolio
  Standard (1.00% Fee Rate)                            38.25
  Breakpoint (.75% Fee Rate)                           38.49
Fidelity VIP Money Market Portfolio
  Standard (1.00% Fee Rate)                            14.61
  Breakpoint (.75% Fee Rate)                           14.63
Fidelity VIP II Asset Manager Portfolio
  Standard (1.00% Fee Rate)                            23.29
  Breakpoint (.75% Fee Rate)                           23.44
Fidelity VIP II Contrafund Service Class 2 Portfolio
  Standard (1.00% Fee Rate)                             8.16
  Breakpoint (.75% Fee Rate)                            8.18
Janus Aspen Series Worldwide Growth Portfolio
  Standard (1.00% Fee Rate)                            13.07
  Breakpoint (.75% Fee Rate)                           13.15
LN Aggressive Growth Fund
  Standard (1.00% Fee Rate)                            11.18
  Breakpoint (.75% Fee Rate)                           11.25

Lincoln National Variable Annuity Account L

3. Unit Values (continued)

                                            Commencement Commencement 1997       1998       1999       2000       2001
                                            Date         Unit Value   Unit Value Unit Value Unit Value Unit Value Unit Value
----------------------------------------------------------------------------------------------------------------------------
LN Capital Appreciation Fund
  Standard (1.00% Fee Rate)                   9/27/2000     $10.00      $   --     $   --     $   --     $ 8.24     $ 6.05
  Breakpoint (.75% Fee Rate)                  9/27/2000      10.00          --         --         --       8.25       6.07
LN Growth & Income Fund
  Standard (1.00% Fee Rate)                   9/27/2000      10.00          --         --         --       9.05       7.95
  Breakpoint (.75% Fee Rate)                  9/27/2000      10.00          --         --         --       9.06       7.98
LN Social Awareness Fund
  Standard (1.00% Fee Rate)                  10/01/1998      10.00          --      12.79      14.62      13.27      11.88
  Breakpoint (.75% Fee Rate)                  6/29/1999      13.36          --         --      14.64      13.32      11.96
NB AMT Mid-Cap Growth Fund
  Standard (1.00% Fee Rate)                   9/27/2000      10.00          --         --         --       7.67       5.72
  Breakpoint (.75% Fee Rate)                  9/27/2000      10.00          --         --         --       7.68       5.74
NB AMT Partners Fund
  Standard (1.00% Fee Rate)                  10/01/1998      10.00          --      11.86      12.61      12.57      12.09
  Breakpoint (.75% Fee Rate)                  6/29/1999      13.25          --         --      12.62      12.62      12.17
T. Rowe Price International Stock Portfolio
  Standard (1.00% Fee Rate)                                              12.50      14.34      18.93      15.40      11.86
  Breakpoint (.75% Fee Rate)                  6/29/1999      14.86          --         --      18.95      15.46      11.93

                                       1997      1998      1999      2000      2001
                                       Units     Units     Units     Units     Units
----------------------------------------------------------------------------------------
AFIS Growth Class 2 Fund
  Standard (1.00% Fee Rate)                   --        --        --    88,402   510,422
  Breakpoint (.75% Fee Rate)                  --        --        --     1,354    10,736
AFIS International Class 2 Fund
  Standard (1.00% Fee Rate)                   --        --        --    17,071    53,280
  Breakpoint (.75% Fee Rate)                  --        --        --       257     2,601
American Century VP Balanced Portfolio
  Standard (1.00% Fee Rate)            1,287,263 1,269,238 1,099,207 1,000,361 1,015,334
  Breakpoint (.75% Fee Rate)                  --        --    94,046    98,177    91,634
AVPSF Growth Class B Fund
  Standard (1.00% Fee Rate)                   --        --        --     7,963    28,250
  Breakpoint (.75% Fee Rate)                  --        --        --       246     2,404
AVPSF Technology Class B Fund
  Standard (1.00% Fee Rate)                   --        --        --    57,948   221,683
  Breakpoint (.75% Fee Rate)                  --        --        --       886     6,129
Baron Capital Asset Fund
  Standard (1.00% Fee Rate)                   --    27,441   460,448   635,037   740,308
  Breakpoint (.75% Fee Rate)                  --        --    22,543    31,568    29,955
DGPF REIT Service Class Series
  Standard (1.00% Fee Rate)                   --        --        --    56,394   178,983
  Breakpoint (.75% Fee Rate)                  --        --        --     1,185     1,453
DGPF Trend Service Class Series
  Standard (1.00% Fee Rate)                   --        --        --    45,133    67,417
  Breakpoint (.75% Fee Rate)                  --        --        --       111     4,579
Dreyfus Small Cap Portfolio
  Standard (1.00% Fee Rate)            3,523,760 3,954,259 3,429,814 3,367,776 3,318,576
  Breakpoint (.75% Fee Rate)                  --        --   191,780   158,898   118,719
Dreyfus Stock Index Fund
  Standard (1.00% Fee Rate)            3,317,492 3,913,049 3,814,654 3,325,274 3,208,747
  Breakpoint (.75% Fee Rate)                  --        --   351,565   281,736   205,068
Fidelity VIP Equity-Income Portfolio
  Standard (1.00% Fee Rate)            3,608,022 4,155,428 3,855,732 3,029,812 3,059,272
  Breakpoint (.75% Fee Rate)                  --        --   182,446   154,712   131,774
Fidelity VIP Growth Portfolio
  Standard (1.00% Fee Rate)            4,982,061 5,291,328 5,554,246 5,135,858 4,882,893
  Breakpoint (.75% Fee Rate)                  --        --   150,861   184,210   144,490
Fidelity VIP Money Market Portfolio
  Standard (1.00% Fee Rate)               29,969    16,720    11,959     6,807     6,943
  Breakpoint (.75% Fee Rate)                  --        --       162       352        29

Lincoln National Variable Annuity Account L

                                                     1997      1998      1999      2000      2001
                                                     Units     Units     Units     Units     Units
------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio
  Standard (1.00% Fee Rate)                          4,470,804 4,638,170 4,152,440 3,547,030 3,359,598
  Breakpoint (.75% Fee Rate)                                --        --   251,300   199,540   102,347
Fidelity VIP II Contrafund Service Class 2 Portfolio
  Standard (1.00% Fee Rate)                                 --        --        --     2,055    61,876
  Breakpoint (.75% Fee Rate)                                --        --        --       157     2,201
Janus Aspen Series Worldwide Growth Portfolio
  Standard (1.00% Fee Rate)                                 --    75,275 1,053,507 2,225,124 2,217,936
  Breakpoint (.75% Fee Rate)                                --        --    74,221   149,700   139,317
LN Aggressive Growth Fund
  Standard (1.00% Fee Rate)                                 --    18,688 1,486,234 2,415,990 2,305,947
  Breakpoint (.75% Fee Rate)                                --        --   201,878   155,500   137,420
LN Capital Appreciation Fund
  Standard (1.00% Fee Rate)                                 --        --        --    25,362   110,411
  Breakpoint (.75% Fee Rate)                                --        --        --     2,851     7,012
LN Growth & Income Fund
  Standard (1.00% Fee Rate)                                 --        --        --     9,277    81,273
  Breakpoint (.75% Fee Rate)                                --        --        --       813     4,437
LN Social Awareness Fund
  Standard (1.00% Fee Rate)                                 --    32,849 1,107,455 1,127,244 1,172,988
  Breakpoint (.75% Fee Rate)                                --        --    88,023   116,195   115,389
NB AMT Mid-Cap Growth Fund
  Standard (1.00% Fee Rate)                                 --        --        --    58,719   114,966
  Breakpoint (.75% Fee Rate)                                --        --        --       830     2,016
NB AMT Partners Fund
  Standard (1.00% Fee Rate)                                 --    27,184   150,328   212,204   323,196
  Breakpoint (.75% Fee Rate)                                --        --    21,291    31,752    38,951
T. Rowe Price International Stock Portfolio
  Standard (1.00% Fee Rate)                          1,836,822 2,049,028 1,818,003 1,634,057 1,544,040
  Breakpoint (.75% Fee Rate)                                --        --   122,101    80,106    62,388

                                       1997        1998         1999         2000         2001
                                       Net Assets  Net Assets   Net Assets   Net Assets   Net Assets
------------------------------------------------------------------------------------------------------
AFIS Growth Class 2 Fund
  Standard (1.00% Fee Rate)            $        -- $         -- $         -- $    794,791 $  3,718,589
  Breakpoint (.75% Fee Rate)                    --           --           --       12,184       78,465
AFIS International Class 2 Fund
  Standard (1.00% Fee Rate)                     --           --           --      146,504      362,663
  Breakpoint (.75% Fee Rate)                    --           --           --        2,207       17,762
American Century VP Balanced Portfolio
  Standard (1.00% Fee Rate)             23,879,353   26,987,293   25,466,854   22,338,446   21,653,723
  Breakpoint (.75% Fee Rate)                    --           --    2,181,660    2,200,554    1,966,432
AVPSF Growth Class B Fund
  Standard (1.00% Fee Rate)                     --           --           --       69,622      186,692
  Breakpoint (.75% Fee Rate)                    --           --           --        2,152       15,939
AVPSF Technology Class B Fund
  Standard (1.00% Fee Rate)                     --           --           --      411,064    1,160,577
  Breakpoint (.75% Fee Rate)                    --           --           --        6,291       32,190
Baron Capital Asset Fund
  Standard (1.00% Fee Rate)                     --      362,696    8,184,626   10,879,192   14,105,976
  Breakpoint (.75% Fee Rate)                    --           --      401,258      542,902      574,408
DGPF REIT Service Class Series
  Standard (1.00% Fee Rate)                     --           --           --      596,041    2,035,282
  Breakpoint (.75% Fee Rate)                    --           --           --       12,530       16,569
DGPF Trend Service Class Series
  Standard (1.00% Fee Rate)                     --           --           --      351,193      439,106
  Breakpoint (.75% Fee Rate)                    --           --           --          862       29,914
Dreyfus Small Cap Portfolio
  Standard (1.00% Fee Rate)             62,131,736   66,653,622   70,489,226   77,646,264   71,116,874
  Breakpoint (.75% Fee Rate)                    --           --    3,946,451    3,677,223    2,560,054
Dreyfus Stock Index Fund
  Standard (1.00% Fee Rate)             98,949,245  148,151,488  172,452,253  135,020,981  113,280,361
  Breakpoint (.75% Fee Rate)                    --           --   15,913,621   11,482,716    7,285,047

Lincoln National Variable Annuity Account L

3. Unit Values (continued)


                                                     1997         1998         1999         2000         2001
                                                     Net Assets   Net Assets   Net Assets   Net Assets   Net Assets
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
  Standard (1.00% Fee Rate)                          $ 72,107,842 $ 91,781,989 $ 89,652,426 $ 75,620,676 $ 71,849,627
  Breakpoint (.75% Fee Rate)                                   --           --    4,247,581    3,875,905    3,114,204
Fidelity VIP Growth Portfolio
  Standard (1.00% Fee Rate)                           141,132,780  207,007,876  295,674,290  240,959,335  186,778,129
  Breakpoint (.75% Fee Rate)                                   --           --    8,041,110    8,675,137    5,561,679
Fidelity VIP Money Market Portfolio
  Standard (1.00% Fee Rate)                               356,452      209,732      157,769       95,459      101,439
  Breakpoint (.75% Fee Rate)                                   --           --        2,139        4,949          426
Fidelity VIP II Asset Manager Portfolio
  Standard (1.00% Fee Rate)                            92,021,265  108,742,007  107,076,688   86,999,419   78,245,406
  Breakpoint (.75% Fee Rate)                                   --           --    6,488,342    4,912,520    2,398,584
Fidelity VIP II Contrafund Service Class 2 Portfolio
  Standard (1.00% Fee Rate)                                    --           --           --       19,339      504,701
  Breakpoint (.75% Fee Rate)                                   --           --           --        1,481       18,015
Janus Aspen Series Worldwide Growth Portfolio
  Standard (1.00% Fee Rate)                                    --      942,441   21,475,351   37,869,647   28,986,639
  Breakpoint (.75% Fee Rate)                                   --           --    1,514,876    2,557,407    1,832,239
LN Aggressive Growth Fund
  Standard (1.00% Fee Rate)                                    --      232,745   26,102,012   40,879,195   25,769,397
  Breakpoint (.75% Fee Rate)                                   --           --    3,549,972    2,641,030    1,545,357
LN Capital Appreciation Fund
  Standard (1.00% Fee Rate)                                    --           --           --      209,063      667,821
  Breakpoint (.75% Fee Rate)                                   --           --           --       23,519       42,546
LN Growth & Income Fund
  Standard (1.00% Fee Rate)                                    --           --           --       83,967      646,470
  Breakpoint (.75% Fee Rate)                                   --           --           --        7,359       35,404
LN Social Awareness Fund
  Standard (1.00% Fee Rate)                                    --      420,179   16,189,616   14,956,269   13,940,700
  Breakpoint (.75% Fee Rate)                                   --           --    1,288,426    1,547,486    1,379,991
NB AMT Mid-Cap Growth Fund
  Standard (1.00% Fee Rate)                                    --           --           --      450,575      658,136
  Breakpoint (.75% Fee Rate)                                   --           --           --        6,371       11,578
NB AMT Partners Fund
  Standard (1.00% Fee Rate)                                    --      322,436    1,895,472    2,667,632    3,908,744
  Breakpoint (.75% Fee Rate)                                   --           --      268,803      400,664      474,036
T. Rowe Price International Stock Portfolio
  Standard (1.00% Fee Rate)                            22,966,631   29,387,212   34,416,656   25,163,692   18,311,221
  Breakpoint (.75% Fee Rate)                                   --           --    2,314,405    1,238,211      744,518


The following is a summary of the total return rates based on unit values for the year or period ended December 31. Initial total return rates are not annualized.

                                       1997          1998          1999          2000          2001
                                       Total Return* Total Return* Total Return* Total Return* Total Return*
------------------------------------------------------------------------------------------------------------
AFIS Growth Class 2 Fund
  Standard (1.00% Fee Rate)                   --            --            --        (10.09)%      (18.97)%
  Breakpoint (.75% Fee Rate)                  --            --            --        (10.03)%      (18.76)%
AFIS International Class 2 Fund
  Standard (1.00% Fee Rate)                   --            --            --        (14.18)%      (20.69)%
  Breakpoint (.75% Fee Rate)                  --            --            --        (14.13)%      (20.49)%
American Century VP Balanced Portfolio
  Standard (1.00% Fee Rate)                14.42%        14.62%         8.96%        (3.62)%       (4.49)%
  Breakpoint (.75% Fee Rate)                  --            --          6.89%        (3.38)%       (4.26)%
AVPSF Growth Class B Fund
  Standard (1.00% Fee Rate)                   --            --            --        (12.57)%      (24.41)%
  Breakpoint (.75% Fee Rate)                  --            --            --        (12.52)%      (24.22)%
AVPSF Technology Class B Fund
  Standard (1.00% Fee Rate)                   --            --            --        (29.06)%      (26.20)%
  Breakpoint (.75% Fee Rate)                  --            --            --        (29.02)%      (26.01)%
Baron Capital Asset Fund
  Standard (1.00% Fee Rate)                   --         32.17%        34.48%        (3.62)%       11.22%
  Breakpoint (.75% Fee Rate)                  --            --         14.22%        (3.38)%       11.50%

Lincoln National Variable Annuity Account L

                                                     1997          1998          1999          2000          2001
                                                     Total Return* Total Return* Total Return* Total Return* Total Return*
--------------------------------------------------------------------------------------------------------------------------
DGPF REIT Service Class Series
  Standard (1.00% Fee Rate)                                 --            --            --          5.69%         7.59%
  Breakpoint (.75% Fee Rate)                                --            --            --          5.75%         7.86%
DGPF Trend Service Class Series
  Standard (1.00% Fee Rate)                                 --            --            --        (22.19)%      (16.30)%
  Breakpoint (.75% Fee Rate)                                --            --            --        (22.14)%      (16.09)%
Dreyfus Small Cap Portfolio
  Standard (1.00% Fee Rate)                                 --         (4.40)%       21.93%        12.18%        (7.05)%
  Breakpoint (.75% Fee Rate)                                --            --          9.91%        12.46%        (6.82)%
Dreyfus Stock Index Fund
  Standard (1.00% Fee Rate)                              31.36%        26.94%        19.41%       (10.18)%      (13.05)%
  Breakpoint (.75% Fee Rate)                                --            --          8.85%        (9.96)%      (12.84)%
Fidelity VIP Equity-Income Portfolio
  Standard (1.00% Fee Rate)                              26.57%        10.52%         5.27%         7.34%        (5.90)%
  Breakpoint (.75% Fee Rate)                                --            --         (4.72)%        7.61%        (5.67)%
Fidelity VIP Growth Portfolio
  Standard (1.00% Fee Rate)                              22.00%        38.10%        36.07%       (11.87)%      (18.47)%
  Breakpoint (.75% Fee Rate)                                --            --         20.91%       (11.65)%      (18.27)%
Fidelity VIP Money Market Portfolio
  Standard (1.00% Fee Rate)                               5.47%         5.46%         5.17%         6.31%         4.18%
  Breakpoint (.75% Fee Rate)                                --            --          2.74%         6.52%         4.12%
Fidelity VIP II Asset Manager Portfolio
  Standard (1.00% Fee Rate)                              19.20%        13.91%         9.99%        (4.88)%       (5.04)%
  Breakpoint (.75% Fee Rate)                                --            --          6.34%        (4.65)%       (4.81)%
Fidelity VIP II Contrafund Service Class 2 Portfolio
  Standard (1.00% Fee Rate)                                 --            --            --         (5.88)%      (13.34)%
  Breakpoint (.75% Fee Rate)                                --            --            --         (5.81)%      (13.12)%
Janus Aspen Series Worldwide Growth Portfolio
  Standard (1.00% Fee Rate)                                 --         25.20%        62.82%       (16.51)%      (23.21)%
  Breakpoint (.75% Fee Rate)                                --            --         46.01%       (16.30)%      (23.02)%
LN Aggressive Growth Fund
  Standard (1.00% Fee Rate)                                 --         24.54%        41.02%        (3.66)%      (33.95)%
  Breakpoint (.75% Fee Rate)                                --            --         36.68%        (3.42)%      (33.79)%
LN Capital Appreciation Fund
  Standard (1.00% Fee Rate)                                 --            --            --        (17.57)%      (26.62)%
  Breakpoint (.75% Fee Rate)                                --            --            --        (17.51)%      (26.44)%
LN Growth & Income Fund
  Standard (1.00% Fee Rate)                                 --            --            --         (9.49)%      (12.11)%
  Breakpoint (.75% Fee Rate)                                --            --            --         (9.43)%      (11.89)%
LN Social Awareness Fund
  Standard (1.00% Fee Rate)                                 --         27.91%        14.29%        (9.24)%      (10.43)%
  Breakpoint (.75% Fee Rate)                                --            --          9.58%        (9.01)%      (10.20)%
NB AMT Mid-Cap Growth Fund
  Standard (1.00% Fee Rate)                                 --            --            --        (23.27)%      (25.40)%
  Breakpoint (.75% Fee Rate)                                --            --            --        (23.22)%      (25.21)%
NB AMT Partners Fund
  Standard (1.00% Fee Rate)                                 --         18.61%         6.30%        (0.30)%       (3.79)%
  Breakpoint (.75% Fee Rate)                                --            --         (4.74)%       (0.05)%       (3.55)%
T. Rowe Price International Stock Portfolio
  Standard (1.00% Fee Rate)                               1.86%        14.70%        32.00%       (18.65)%      (22.99)%
  Breakpoint (.75% Fee Rate)                                --            --         27.55%       (18.45)%      (22.80)%

--------

.. The total return does not include contract charges deducted from the contract account values.

Lincoln National Variable Annuity Account L

3. Unit Values (continued)

The following are the investment income ratios for the year ended December 31, 2001.


                                                           Investment
                                                           Income Ratio(1)
      --------------------------------------------------------------------
      AFIS Growth Class 2 Fund                                  0.44%
      AFIS International Class 2 Fund                           0.77%
      American Century VP Balanced Portfolio                    2.79%
      AVPSF Growth Class B Fund                                 0.22%
      AVPSF Technology Class B Fund                               --
      Baron Capital Asset Fund                                    --
      DGPF REIT Service Class Series                            1.34%
      DGPF Trend Service Class Series                             --
      Dreyfus Small Cap Portfolio                               0.44%
      Dreyfus Stock Index Fund                                  1.09%
      Fidelity VIP Equity-Income Portfolio                      1.73%
      Fidelity VIP Growth Portfolio                             0.08%
      Fidelity VIP Money Market Portfolio                       4.49%
      Fidelity VIP II Asset Manager Portfolio                   4.35%
      Fidelity VIP II Contrafund Service Class 2 Portfolio      0.10%
      Janus Aspen Series Worldwide Growth Portfolio             0.48%
      LN Aggressive Growth Fund                                   --
      LN Capital Appreciation Fund                                --
      LN Growth & Income Fund                                   1.67%
      LN Social Awareness Fund                                  0.67%
      NB AMT Mid-Cap Growth Fund                                  --
      NB AMT Partners Fund                                      0.34%
      T. Rowe Price International Portfolio                     1.92%

--------
(1)These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2001.

                                                      Aggregate   Aggregate
                                                      Cost of     Proceeds from
                                                      Purchase    Sales
 ------------------------------------------------------------------------------
 AFIS Growth Class 2 Fund                             $ 4,421,252  $   395,766
 AFIS International Class 2 Fund                        1,783,718    1,452,490
 American Century VP Balanced Portfolio                 3,133,093    1,745,468
 AVPSF Growth Class B Fund                                335,837      113,197
 AVPSF Technology Class B Fund                          2,818,307    1,639,689
 Baron Capital Asset Fund                               3,372,847    1,625,543
 DGPF REIT Service Class Series                         1,858,513      556,617
 DGPF Trend Service Class Series                          491,675      330,122
 Dreyfus Small Cap Portfolio                            7,902,556    5,308,320
 Dreyfus Stock Index Fund                               6,222,591   12,717,316
 Fidelity VIP Equity-Income Portfolio                   9,460,774    5,097,565
 Fidelity VIP Growth Portfolio                         19,723,074   17,678,595
 Fidelity VIP Money Market Portfolio                      380,338      382,118
 Fidelity VIP II Asset Manager Portfolio                7,018,606    9,502,012
 Fidelity VIP II Contrafund Service Class 2 Portfolio     607,047       94,252

Lincoln National Variable Annuity Account L

                                                   Aggregate  Aggregate
                                                   Cost of    Proceeds from
                                                   Purchase   Sales
     ----------------------------------------------------------------------
     Janus Aspen Series Worldwide Growth Portfolio $2,910,264  $3,422,682
     LN Aggressive Growth Fund                      9,546,118   4,407,396
     LN Capital Appreciation Fund                     860,554     198,396
     LN Growth & Income Fund                          705,377      22,271
     LN Social Awareness Fund                       5,384,593   1,150,560
     NB AMT Mid-Cap Growth Fund                       756,895     380,004
     NB AMT Partners Fund                           2,028,143     507,288
     T. Rowe Price International Stock Portfolio    1,275,102   2,468,928


5. Investments
The following is a summary of investments owned at December 31, 2001.


                                                     Shares      Net Asset
                                                     Outstanding Value     Value of Shares Cost of Shares
---------------------------------------------------------------------------------------------------------
AFIS Growth Class 2 Fund                                 85,708   $44.08    $  3,778,010    $  4,730,239
AFIS International Class 2 Fund                          31,704    11.97         379,500         377,436
American Century VP Balanced Portfolio                3,587,017     6.59      23,638,442      26,676,188
AVPSF Growth Class B Fund                                12,388    16.31         202,043         255,532
AVPSF Technology Class B Fund                            69,416    17.15       1,190,492       1,301,328
Baron Capital Asset Fund                                757,541    19.30      14,620,548      12,553,293
DGPF REIT Service Class Series                          172,849    11.70       2,022,336       1,888,100
DGPF Trend Service Class Series                          18,487    25.17         465,311         490,751
Dreyfus Small Cap Portfolio                           2,096,258    35.13      73,641,529      96,894,851
Dreyfus Stock Index Fund                              4,106,967    29.36     120,580,540     106,757,499
Fidelity VIP Equity-Income Portfolio                  3,294,218    22.75      74,943,456      73,890,639
Fidelity VIP Growth Portfolio                         5,724,666    33.61     192,406,021     214,475,997
Fidelity VIP Money Market Portfolio                      98,628     1.00          98,628          98,628
Fidelity VIP II Asset Manager Portfolio               5,560,427    14.51      80,681,802      91,085,166
Fidelity VIP II Contrafund Service Class 2 Portfolio     26,063    20.00         521,268         529,942
Janus Aspen Series Worldwide Growth Portfolio         1,079,762    28.54      30,816,396      45,100,266
LN Aggressive Growth Fund                             2,913,500     9.37      27,302,412      44,870,324
LN Capital Appreciation Fund                             38,902    17.36         675,259         876,685
LN Growth & Income Fund                                  24,381    27.84         678,784         777,258
LN Social Awareness Fund                                592,522    25.80      15,288,840      21,511,829
NB AMT Mid-Cap Growth Fund                               39,482    16.94         668,823         797,955
NB AMT Partners Fund                                    289,928    15.10       4,377,906       4,783,021
T. Rowe Price International Stock Portfolio           1,662,641    11.47      19,070,489      22,535,586


6. New Investment Funds
During 2000, the AFIS Growth Class 2 Fund, the AFIS International Class 2 Fund, the AVPSF Growth Class B Fund, the AVPSF Technology Class B Fund, the DGPF REIT Series Service Class Portfolio, the DGPF Trend Series Serivce Class Portfolio, the Fidelity VIP II Contrafund Service Class 2 Fund, the LN Capital Appreciation Fund, the LN Growth & Income Fund and the NB AMT Mid-Cap Growth Fund became available as investment options for Variable Account contract owners. Accordingly, the statements of operations and changes in net assets and total return ratios in footnote 3 for these subaccounts are for the period from September 27, 2000 (commencement of operations) to December 31, 2000.

Report of Ernst & Young LLP, Independent Auditors

Board of Directors of The Lincoln National Life Insurance Company and
Contract Owners of Lincoln National Variable Annuity Account L

We have audited the accompanying statement of assets and liabilities of Lincoln National Variable Annuity Account L ("Variable Account") (comprised of the following subaccounts: American Funds Insurance Series ("AFIS") Growth Class 2, AFIS International Class 2, American Century Variable Portfolios Balanced, Alliance Variable Products Series Fund ("AVPSF") Growth Class B, AVPSF Technology Class B, Baron Capital Funds Trust Capital Asset, Delaware Group Premium Fund ("DGPF") REIT Service Class, DGPF Trend Service Class, Dreyfus Variable Investment Fund ("Dreyfus") Small Cap, Dreyfus Stock Index, Fidelity Variable Insurance Products Fund ("Fidelity VIP") Equity-Income, Fidelity VIP Growth, Fidelity VIP Money Market, Fidelity VIP II Asset Manager, Fidelity VIP II Contrafund Service Class 2, Janus Aspen Worldwide Growth, Lincoln National ("LN") Aggressive Growth, LN Capital Appreciation, LN Growth & Income, LN Social Awareness, Neuberger Berman Advisors Management Trust ("NB AMT") Mid-Cap Growth, NB AMT Partners, and T. Rowe Price International Stock) as of December 31, 2001, the related statement of operations for the year then ended and the statements of changes in net assets for each of the respective two years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln National Variable Annuity Account L at December 31, 2001, the results of their operations for the year then ended and the changes in their net assets for each of the respective two years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2002

The Lincoln National Life Insurance Company

Balance Sheets -- Statutory Basis

                                                         December 31
                                                       2001      2000
                                                     --------- ---------
                                                        (in millions)
                                                     -------------------
        Admitted assets
        Cash and investments:
         Bonds                                       $23,421.0 $21,852.5

        -----------------------------------------
         Preferred stocks                                223.6     261.7

        -----------------------------------------
         Unaffiliated common stocks                      107.6     161.7

        -----------------------------------------
         Affiliated common stocks                        623.5     743.0

        -----------------------------------------
         Mortgage loans on real estate                 4,098.7   4,102.0

        -----------------------------------------
         Real estate:

        -----------------------------------------
           Properties occupied by the company              6.2      10.5

        -----------------------------------------
           Properties held for sale                      243.6     261.2

        -----------------------------------------
         Policy loans                                  1,708.7   1,723.5

        -----------------------------------------
         Short-term investments                          798.1   1,427.9

        -----------------------------------------
         Other investments                               466.6     485.0

        -----------------------------------------
         Cash and cash equivalents                     1,899.4      20.5

                                                     --------- ---------
        -----------------------------------------
        Total cash and investments
        -----------------------------------------     33,597.0  31,049.5
        Premiums and fees in course of collection
        -----------------------------------------          3.1     111.5
        Accrued investment income
        -----------------------------------------        457.2     444.2
        Reinsurance recoverable
        -----------------------------------------        550.4     450.7
        Funds withheld by ceding companies
        -----------------------------------------        154.1      74.4
        Company owned policies and contracts
        -----------------------------------------        361.4     335.0
        Net deferred federal income taxes
        -----------------------------------------        180.2        --
        Goodwill
        -----------------------------------------         33.1      38.4
        Other admitted assets
        -----------------------------------------        130.9     106.2
        Separate account assets                       38,636.5  43,904.6
        -----------------------------------------    --------- ---------
        Total admitted assets                        $74,103.9 $76,514.5
        -----------------------------------------    ========= =========

                                                                  December 31
                                                               2001       2000
                                                             ---------  ---------
                                                                 (in millions)
                                                             --------------------
Liabilities and capital and surplus
Liabilities:
 Policy and contract liabilities:
------------------------------------------------------------
   Future policy benefits and claims                         $28,071.8  $27,828.0
------------------------------------------------------------
   Dividends payable                                              65.1       77.7
------------------------------------------------------------
   Other policyholder liabilities                                 56.0      220.5
------------------------------------------------------------ ---------  ---------
 Total policy and contract liabilities                        28,192.9   28,126.2
------------------------------------------------------------
 Amounts withheld or retained by Company as agent or trustee     869.5      639.8
------------------------------------------------------------
 Funds held under reinsurance treaties                         1,693.1      849.6
------------------------------------------------------------
 Asset valuation reserve                                         454.5      534.1
------------------------------------------------------------
 Interest maintenance reserve                                      7.7       20.9
------------------------------------------------------------
 Income taxes payable to parent                                  537.4       20.1
------------------------------------------------------------
 Other liabilities                                               965.8      516.7
------------------------------------------------------------
 Short-term loan payable to parent company                       200.0      199.5
------------------------------------------------------------
 Net transfers due from separate accounts                       (967.0)    (976.1)
------------------------------------------------------------
 Separate account liabilities                                 38,634.0   43,904.6
------------------------------------------------------------ ---------  ---------
Total liabilities                                             70,587.9   73,835.4
------------------------------------------------------------

Capital and surplus:
 Common stock, $2.50 par value:

    Authorized, issued and outstanding shares--10 million
    (owned by Lincoln National Corporation)                     25.0      25.0
 --------------------------------------------------------
  Surplus notes due to Lincoln National Corporation          1,250.0   1,250.0
 --------------------------------------------------------
  Paid-in surplus                                            1,520.4   2,006.1
 --------------------------------------------------------
  Unassigned surplus (deficit)                                 720.6    (602.0)
 --------------------------------------------------------  --------- ---------
 Total capital and surplus                                   3,516.0   2,679.1
 --------------------------------------------------------  --------- ---------
 Total liabilities and capital and surplus                 $74,103.9 $76,514.5
 --------------------------------------------------------  ========= =========


See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Operations -- Statutory Basis

                                                                                     Year ended December 31
                                                                                   2001       2000      1999
                                                                                 ---------  --------- ---------
                                                                                          (in millions)
                                                                                 ------------------------------
Premiums and other revenues:
Life and annuity premiums                                                        $ 7,681.0  $ 7,985.7 $ 8,001.4
--------------------------------------------------------------
Accident and health premiums                                                        (286.1)     115.7    (258.2)
--------------------------------------------------------------
Net investment income                                                              2,128.4    2,125.5   2,203.2
--------------------------------------------------------------
Amortization of interest maintenance reserve                                          21.2       21.6      29.1
--------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded                              966.1      568.4     472.3
--------------------------------------------------------------
Reserve adjustment on reinsurance ceded                                               32.0      407.5    (469.6)
--------------------------------------------------------------
Expense charges on deposit funds                                                      56.7      118.2     146.5
--------------------------------------------------------------
Separate account investment management and administration service fees               574.3      624.8     473.9
--------------------------------------------------------------
Other income                                                                         175.2      166.2      88.8
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Total revenues                                                                    11,348.8   12,133.6  10,687.4
--------------------------------------------------------------
Benefits and expenses:
Benefits and settlement expenses                                                   8,686.7    8,950.3   8,504.8
--------------------------------------------------------------                     1,691.1    2,466.2   1,618.4
Underwriting, acquisition, insurance and other expenses                          ---------  --------- ---------
--------------------------------------------------------------
Total benefits paid or provided                                                   10,377.8   11,416.5  10,123.2
--------------------------------------------------------------
Gain from operations before dividends to policyholders, income taxes and net
realized gain (loss) on investments                                                  971.0      717.1     564.2
--------------------------------------------------------------
Dividends to policyholders                                                            75.2       80.2      80.3
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Gain from operations before federal income taxes and net realized gain (loss) on
investments                                                                          895.8      636.9     483.9
--------------------------------------------------------------
Federal income taxes                                                                 456.5       94.9      85.4
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Gain from operations before net realized gain (loss) on investments                  439.3      542.0     398.5
--------------------------------------------------------------
Net realized gain (loss) on investments, net of income tax expense and excluding
net transfers to the interest maintenance reserve                                   (260.3)      27.9     114.4

                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Net income                                                                       $   179.0  $   569.9 $   512.9
-------------------------------------------------------------------------------- =========  ========= =========


See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Changes in Capital and Surplus -- Statutory Basis

                                                                                 Unassigned    Total
                                                       Common Surplus  Paid-in    Surplus   Capital and
                                                       Stock   Notes   Surplus   (Deficit)    Surplus
                                                       ------ -------- --------  ---------- -----------
                                                                        (in millions)
                                                       -----------------------------------------------
Balances at January 1, 1999                            $25.0  $1,250.0 $1,930.1   $ (640.6)  $2,564.5
------------------------------------------------------
Net income                                                --        --       --      512.9      512.9
------------------------------------------------------
Increase in difference in cost and admitted investment
amounts                                                   --        --       --     (101.9)    (101.9)
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --      (22.9)     (22.9)
------------------------------------------------------
Decrease in liability for reinsurance in unauthorized
companies                                                 --        --       --       26.0       26.0
------------------------------------------------------
Gain on reinsurance transaction                           --        --       --       71.8       71.8
------------------------------------------------------
Increase in asset valuation reserve                       --        --       --       (6.4)      (6.4)
------------------------------------------------------
Paid-in surplus                                           --        --     12.5         --       12.5
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --       --     (530.0)    (530.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 1999                           25.0   1,250.0  1,942.6     (691.1)   2,526.5
------------------------------------------------------

Net income                                                --        --       --      569.9      569.9
------------------------------------------------------
Decrease in difference in cost and admitted investment
amounts                                                   --        --       --       17.2       17.2
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --      (21.9)     (21.9)
------------------------------------------------------
Decrease in liability for reinsurance in unauthorized
companies                                                 --        --       --        0.6        0.6
------------------------------------------------------
Amortization of gain on reinsurance transaction           --        --       --       (7.9)      (7.9)
------------------------------------------------------
Change in policy reserve valuation basis                  --        --       --       (5.6)      (5.6)
------------------------------------------------------
Increase in asset valuation reserve                       --        --       --      (43.2)     (43.2)
------------------------------------------------------
Paid-in surplus                                           --        --     63.5         --       63.5
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --       --     (420.0)    (420.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 2000                           25.0   1,250.0  2,006.1     (602.0)   2,679.1
------------------------------------------------------

Net income                                                --        --       --      179.0      179.0
------------------------------------------------------
Cumulative effect of adoption of codification             --        --       --        8.7        8.7
------------------------------------------------------
Decrease in difference in cost and admitted investment
amounts                                                   --        --       --       77.7       77.7
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --     (162.8)    (162.8)
------------------------------------------------------
Increase in liability for reinsurance in unauthorized
companies                                                 --        --       --      (59.4)     (59.4)
------------------------------------------------------
Gain on reinsurance transaction                           --        --       --    1,027.0    1,027.0
------------------------------------------------------
Change in net deferred income taxes                       --        --       --      169.8      169.8
------------------------------------------------------
Curtailment gain on employee benefit plans                --        --       --       12.4       12.4
------------------------------------------------------
Decrease in asset valuation reserve                       --        --       --       70.2       70.2
------------------------------------------------------
Paid-in surplus                                           --        --      9.3         --        9.3
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --   (495.0)        --     (495.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 2001                          $25.0  $1,250.0 $1,520.4   $  720.6   $3,516.0
------------------------------------------------------ =====  ======== ========   ========   ========

See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Cash Flow -- Statutory Basis

                                                                             Year ended December 31
                                                                           2001       2000       1999
                                                                        ----------  ---------  ---------
                                                                                  (in millions)
                                                                        --------------------------------
Operating activities
Premiums, policy proceeds and other considerations received
----------------------------------------------------------------------- $  7,579.5  $ 8,082.8  $ 7,671.1
Allowances and reserve adjustments received (paid) on reinsurance ceded
-----------------------------------------------------------------------      802.8      610.1      (19.9)
Investment income received
-----------------------------------------------------------------------    1,990.1    2,109.8    2,168.6
Separate account investment management and administration service fees received
-----------------------------------------------------------------------      574.2      624.8      470.6
Benefits paid
-----------------------------------------------------------------------   (8,723.5)  (9,843.9)  (8,699.4)
Underwriting, acquisition, insurance and other expenses paid
-----------------------------------------------------------------------   (1,926.6)  (1,796.4)  (1,734.5)
Proceeds related to reinsurance agreements
-----------------------------------------------------------------------    1,472.8         --       71.8
Federal income taxes paid
-----------------------------------------------------------------------      (66.6)     (16.3)     (81.2)
Dividends to policyholders
-----------------------------------------------------------------------      (87.7)     (82.6)     (82.8)
Other income received and expenses paid, net                               1,194.0      (48.9)     252.1
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash provided by (used in) operating activities
-----------------------------------------------------------------------    2,809.0     (360.6)      16.4

Investing activities
Sale, maturity or repayment of investments
-----------------------------------------------------------------------    9,473.3    5,845.5    6,557.7
Proceeds from sale of subsidiaries
-----------------------------------------------------------------------      330.8         --         --
Purchase of investments
-----------------------------------------------------------------------  (10,841.1)  (4,719.6)  (5,940.8)
Other sources (uses) including reinsured policy loans                         13.3     (344.6)    (497.0)
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash (used in) provided by investing activities
-----------------------------------------------------------------------   (1,023.7)     781.3      119.9

Financing activities
Surplus paid-in
-----------------------------------------------------------------------        9.3       63.5       12.5
Proceeds from borrowings from shareholder
-----------------------------------------------------------------------      200.0      180.0      205.0
Repayment of borrowings from shareholder
-----------------------------------------------------------------------     (180.0)    (205.0)    (140.0)
Deposits on deposit type contract funds
-----------------------------------------------------------------------       (5.5)        --         --
Withdrawals on deposit type contract funds
-----------------------------------------------------------------------      (65.0)        --         --
Dividends paid to shareholder                                               (495.0)    (420.0)    (530.0)
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash provided by (used in) financing activities                         (536.2)    (381.5)    (452.5)
----------------------------------------------------------------------- ----------  ---------  ---------
Net increase (decrease) in cash and short-term investments
-----------------------------------------------------------------------    1,249.1       39.2     (316.2)
Cash and short-term investments at beginning of year                       1,448.4    1,409.2    1,725.4
----------------------------------------------------------------------- ----------  ---------  ---------
Cash and short-term investments at end of year                          $  2,697.5  $ 1,448.4  $ 1,409.2
----------------------------------------------------------------------- ==========  =========  =========


See accompanying notes.

The Lincoln National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2001

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies


Organization and Operations
The Lincoln National Life Insurance Company (the "Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 2001, the Company owned 100% of the outstanding common stock of two insurance company subsidiaries and eight non-insurance subsidiaries, including three limited liability companies.

The Company's principal businesses consist of underwriting annuities and life insurance contracts through multiple distribution channels. The Company is licensed and sells its products in 49 states, Canada and several territories of the United States.

Use of Estimates
The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation
The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

 Investments
 Bonds and preferred stocks are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners' ("NAIC") rating. For GAAP, the Company's bonds and preferred stocks are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

 Effective January 1, 2001 if it is determined that a decline in the fair value of a bond is other than temporary, the cost basis of the bond is written down to fair value. The provision for such declines is charged to realized loss. Impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of aquisition.

 All mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, the Company accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than securitized assets that are of high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to its fair value. If high credit quality securities are adjusted, the retrospective method is used.

 Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, all derivatives are reported on the balance sheet at fair value, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder's equity rather than to income as required for fair value hedges.

 Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is classified as a real estate investment rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income, as would be required under GAAP.

 Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income taxes and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in net income, on a pre-tax basis, in the period that the asset giving rise to the gain or loss is sold. Such realized capital gains and losses are reported net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification method.

 The asset valuation reserve ("AVR") provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula, and is reported as a liability, with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

The Lincoln National Life Insurance Company

 Subsidiaries
 The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP.

 Policy Acquisition Costs
 The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, expense margins and actual realized gain (loss) on investments.

 Nonadmitted Assets
 Certain assets designated as "nonadmitted," principally past-due agents' balances, furniture and equipment, certain receivables, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual ("NAIC APPM"), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

 Universal Life and Annuity Policies
 Revenues for universal life policies and annuity policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue. Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies and annuity policies are reported as benefits and settlement expenses in the accompanying statements of income. Under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

 Benefit Reserves
 Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

 Reinsurance
 Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis, except for certain reinsurance contracts that provide statutory surplus relief to other insurance companies, for which a right of offset exists.

 A liability for reinsurance balances has been provided for unsecured policy reserves and unearned premiums ceded to reinsurers not authorized by the Insurance Department to assume such business. Changes to those amounts are cred ited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

 Commission allowances on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill and amortized over future periods, not to exceed 40 years, in accordance with benefits expected to be derived from the acquisitions. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

 Under statutory accounting, the initial gain from a reinsurance transaction is recognized as a separate a component of surplus (net of tax) and is recorded in income over time at the rate that earnings on the reinsured business are expected to emerge. Under GAAP, the gain is recognized as deferred revenue (a liability), net of DAC adjustments and is amortized into earnings over time at the rate that earnings on the reinsured business are expected to emerge.

 Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting; whereas, such contracts are accounted for using deposit accounting under GAAP.

 Employee Benefits
 For purposes of calculating the Company's pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently eligible also would be included.

 Deferred Income Taxes
 Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Effective January 1, 2001, deferred federal income taxes are provided; however, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, states taxes

The Lincoln National Life Insurance Company are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

 Policyholder Dividends
 Policyholder dividends are recognized when declared rather than over the term of the related policies.

 Surplus Notes Due to LNC
 Surplus notes due to LNC are reported as surplus rather than as liabilities. On a statutory basis, interest on surplus notes is not accrued until approval is received from the Indiana Insurance Commissioner whereas, under GAAP, interest would be accrued periodically based on the outstanding principal and the interest rate.

 Statements of Cash Flows
 Cash, cash equivalents, and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

 A reconciliation of the Company's capital and surplus and net income (loss), as determined in accordance with statutory accounting practices, to amounts determined in accordance with GAAP is as follows:

                                                                       Capital and Surplus      Net Income (Loss)
                                                                      -----------------------------------------------
                                                                           December 31        Year ended December 31
                                                                        2001       2000      2001     2000     1999
                                                                      ---------  ---------  --------------------------
                                                                          (in millions)           (in millions)
                                                                      ---------  ---------  --------------------------
Amounts reported on a statutory-basis................................ $ 3,516.0  $ 2,679.1  $ 179.0  $ 569.9  $ 512.9
GAAP adjustments:
  Deferred policy acquisition costs, present value of future profits
   and goodwill......................................................   3,657.5    3,812.6    305.1    287.9    135.0
  Policy and contract reserves.......................................  (1,946.0)  (2,129.9)  (221.9)  (142.3)   (97.3)
  Policyholders' share of earnings and surplus on participating
   business..........................................................     (96.2)    (131.1)    (3.3)     (.3)    (1.8)
  Statutory deferred gain in surplus.................................  (1,042.4)     (63.9)      --       --       --
  Deferred income taxes..............................................    (257.8)     185.2    310.8   (108.3)  (117.4)
  Interest maintenance reserve.......................................       7.7       20.9    (12.9)   (51.4)   (87.2)
  Asset valuation reserve............................................     454.5      534.1       --       --       --
  Nonadmitted assets.................................................     731.1      196.1       --       --       --
  Unrealized gain (loss) on investments..............................     362.0       38.7       --       --       --
  Net realized loss on investments...................................      (2.8)    (156.5)    48.8     18.9    (32.4)
  Investments in subsidiary companies................................     567.8      523.3     77.8     61.8     39.1
  Surplus notes and related interest.................................  (1,250.0)  (1,250.0)      --       --      1.5
  Other, net.........................................................     197.5      (59.8)  (187.3)    12.7    129.8
                                                                      ---------  ---------  -------  -------  -------
Net increase (decrease)..............................................   1,382.9    1,519.7    317.1     79.0    (30.7)
                                                                      ---------  ---------  -------  -------  -------
Amounts reported on a GAAP basis..................................... $ 4,898.9  $ 4,198.8  $ 496.1  $ 648.9  $ 482.2
                                                                      =========  =========  =======  =======  =======

Other significant accounting practices are as follows:

Investments
Bonds not backed by other loans are principally stated at amortized cost and the discount or premium is amortized using the scientific method.

Mortgage-backed bonds (e.g., CMO's) are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities (i.e., the retrospective method). The Company has elected to use actual cost data as of January 1, 1994 as the cost of applying the retrospective adjustment method to securities purchased prior to that date.

Redeemable preferred stocks, which have the characteristics of debt securities and are rated as medium quality or better, are reported at cost or amortized cost. All other preferred stocks are recorded at market value.

Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains (losses) were reported in unassigned surplus without any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term, highly liquid investments with original maturities of three months or less, and are principally stated at amortized cost.

The Lincoln National Life Insurance Company

The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments that qualify for hedge accounting, and meet the criteria of an effective hedge, on a basis consistent with that of the item hedged, with the related net unrealized capital gain or loss reported in unassigned surplus, when applicable, along with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains and losses were reported in unassigned surplus without any adjustment for federal income taxes. The Company accounts for derivatives securities that do not meet the criteria to qualify for hedge accounting at fair value, and the related changes in fair value are recognized in current operations. The fair values of the Company's derivative securities are based on industry standard pricing models that are commercially available.

Upon termination, gains and losses on those derivative instruments that qualify for hedge accounting are included in the carrying values of the underlying hedged items or deferred in IMR, where applicable, and are amortized over the remaining lives of the hedged items as adjustments to investment income. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. government obligations or foreign exchange risk. Moreover, the derivatives used to hedge those exposures are designated as hedges and reduce the indicated risk by demonstrating a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the change in value of the derivatives is included in net income.

The Company's insurance subsidiaries are reported at their underlying statutory equity. The Company's noninsurance subsidiaries, which have no significant ongoing operations other than for the Company and its affiliates, are reported based on the underlying GAAP equity of the subsidiaries, adjusted to a statutory basis. The net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses. Prior to January 1, 2001, the Company reported its noninsurance subsidiaries based on the underlying GAAP equity of the subsidiaries.

The Company has minor ownership interests in joint ventures and carries these investments based on its interest in the underlying GAAP equity of the investee.

Mortgage loans on real estate are reported at aggregate unpaid balances, less allowances for impairment. A mortgage loan is considered to be impaired, when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. The impairment is considered to be other than temporary when management determines foreclosure is probable. Then the mortgage loan is written down to fair value and a realized loss is recognized.

Policy loans are reported at unpaid balances.

Real estate occupied by the Company is reported at depreciated cost, net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Prior to January 1, 2001, real estate, other than that occupied by the Company was reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Realized capital gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks, which result from impairment or premium and discount amortization are credited or charged to income. Other changes in the admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly to unassigned surplus.

Loaned Securities
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. In other instances, the Company will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in the Company's balance sheet in accordance with accounting guidance for secured borrowings and collateral. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

Goodwill
Goodwill, which represents the excess, subject to certain limitations, of the ceding commission over statutory-basis net assets of business purchased under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years. Goodwill is evaluated periodically for impairment, and if determined to be impaired, is written down to fair value, with the amount of the write down recorded as a realized loss.

Premiums
Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

Benefits

Life, annuity and accident and health benefit reserves are computed in accordance with actuarial standards. The reserves are based on actuarial assumptions that produce reserves at

The Lincoln National Life Insurance Company least as great as those called for in any contract provision as to reserve basis and method, and are in accordance with all other contract provisions. The reserves are at least as great as the minimum aggregate amounts required by the Insurance Department.

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves.

Ordinary policies issued substandard are valued on the multiple table reserve basis. A reserve of 50% of the net extra premiums is carried on policies with flat extra premiums.

As of December 31, 2001, the Company has $71.4 million in reserves on $11.2 billion of insurance inforce on the life line of business, for which the gross premiums are less than the net premiums according to the standard of valuation required by the Insurance Department. The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular reserves less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest on funds not involving life contingencies has been determined by formula or from the basic data for such items.

Net of reinsurance, liabilities related to guaranteed investment contracts are equal to fund balances. Other deposit-type liabilities, such as supplemental contracts without life contingencies, annuities certain and dividend accumulations, are calculated by discounting the liabilities at prescribed interest rates.

Reinsurance Ceded and Assumed
Reinsurance premiums, benefits paid and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on investments managed by the Company are reported in net investment income.

The Company enters into reinsurance agreements with other companies in the normal course of business. Prior to the acquisition of LNC's reinsurance operations by Swiss Re on December 7, 2001, LNC's insurance subsidiaries assumed reinsurance from unaffiliated companies. The transaction with Swiss Re involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNC's reinsurance operations. Assets and liabilities on the balance sheets, and premiums and benefits on the statements of operations, which result from reinsurance contracts, are netted in accordance with accounting practices prescribed by the Indiana Department of Insurance, including the Swiss Re indemnity reinsurance transactions.

Pension Benefits
Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

Income Taxes
The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

Stock Options
The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other measurement date, over the amount an employee or agent must pay to acquire the stock.

Assets Held in Separate Accounts and Liabilities Related to Separate Accounts Separate account assets and liabilities reported in the accompanying balance sheets represent segregated funds administered and invested for the exclusive benefit of pension and variable life and annuity contractholders and for which the contractholders, rather than the Company, bear the investment risk. Separate account assets and liabilities are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are reported as separate account investment management and administration service fees. Mortality charges on variable universal life contracts are reported as expense charges on deposit funds in the accompanying statements of operations. Fees charged relative to variable life and annuity administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in separate account investment management and administration service fees.

Reclassifications
Certain amounts reported in the prior years' statutory-basis financial statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications had no effect on unassigned surplus or net income of the prior years.
--------------------------------------------------------------------------------
2. Accounting Change and Permitted Statutory Accounting Practice

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. Effective January 1, 2001, the State of Indiana required that insurance companies domiciled in Indiana prepare their statutory-basis financial statements in accordance with the NAIC APPM.

Accounting changes adopted to conform to the provisions of the NAIC APPM are reported as changes in accounting princi-

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
2. Accounting Change and Permitted Statutory Accounting Practice (continued)

ples. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus by $8.7 million as of January 1, 2001. Included in this total adjustment are the following items:

                                                           Increase
                                                          (Decrease)
                                                            Surplus
                                                         -------------
                                                         (in millions)
                                                         -------------
          Deferred tax asset............................     $110.8...
          Employee benefit plans........................       18.2...
          AVR beginning value adjustment for other asset
           changes......................................        9.4...
          Cost of collection............................        2.0...
          Home office real estate.......................      (3.8)...
          Mortgage loans impairment.....................      (5.2)...
          Derivatives...................................      (9.6)...
          Company owned furniture, equipment and
           plane........................................     (11.7)...
          Bonds and stocks..............................     (41.0)...
          Tax deficiency reserve........................     (60.4)...
                                                            ------
          Total.........................................    $  8.7
                                                            ======

In 2001, the Company received written approval from the Insurance Department to pay dividends from paid-in surplus, instead of from unassigned surplus, if there is no earned surplus, or an insufficient amount of earned surplus, to pay the requested dividend, subject to the Indiana Insurance Commission's approval. The Insurance Department also granted the Company permission to retroactively reclassify dividends paid from earned surplus in 2001 to paid-in surplus. Dividends paid in 2001 from paid-in surplus, after the retroactive adjustment, totaled $495.0 million.

The Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Indiana for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the Indiana Insurance Law. The NAIC APPM has been adopted as a component of prescribed or permitted practices by the state of Indiana, however; Indiana has required the use of particular mortality tables to compute reserves for certain types of life insurance policies, which result in higher reserves than would be required under NAIC APPM. The use of the mortality tables required by Indiana, rather than reserve calculation pursuant to NAIC APPM, resulted in a decrease to gain from operations before federal income taxes and net realized loss on investments for the year ended December 31, 2001 of $68.9 million, and a decrease to capital and surplus as of December 31, 2001 of $162.7 million.
--------------------------------------------------------------------------------
3. Investments

The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds at December 31, 2001, and 2000 are summarized as follows:

                                Cost or    Gross      Gross
                               Amortized Unrealized Unrealized   Fair
                                 Cost      Gains      Losses     Value
                               --------- ---------- ---------- ---------
                                             (in millions)
                               -----------------------------------------
        At December 31, 2001:
          Corporate........... $19,283.8   $665.0     $488.5   $19,460.3
          U.S. government.....     325.8     55.9        4.7       377.0
          Foreign government..     765.6     43.7        3.8       805.5
          Mortgage-backed.....   3,016.0    114.8       22.7     3,108.1
          State and municipal.      29.8       .3         .6        29.5
                               ---------   ------     ------   ---------
                               $23,421.0   $879.7     $520.3   $23,780.4
                               =========   ======     ======   =========
        At December 31, 2000:
          Corporate........... $17,205.5   $430.8     $542.0   $17,094.3
          U.S. government.....     324.2     64.2        2.5       385.9
          Foreign government..     812.6     35.9       27.9       820.6
          Mortgage-backed.....   3,499.0     89.9       34.2     3,554.7
          State and municipal.      11.2       --         .1        11.1
                               ---------   ------     ------   ---------
                               $21,852.5   $620.8     $606.7   $21,866.6
                               =========   ======     ======   =========

The cost or amortized cost of bonds at December 31, 2001 and 2000 has been reduced by adjustments of $248.7 million and $58.3 million, respectively, to decrease cost or amortized cost as a result of write-downs of these investments due to impairment and/or the Securities Valuation Office of the NAIC ("SVO") designating certain investments as in or near default.

The Lincoln National Life Insurance Company

A summary of the cost or amortized cost and the fair value of investments in bonds at December 31, 2001, by contractual maturity, is as follows:

                                              Cost or
                                             Amortized   Fair
                                               Cost      Value
                                             --------- ---------
                                                (in millions)
                                             --------- ---------
               Maturity:
                 In 2002.................... $   711.6 $   723.7
                 In 2003-2006...............   4,918.6   5,035.2
                 In 2007-2011...............   7,682.8   7,662.6
                 After 2011.................   7,092.1   7,250.8
                 Mortgage-backed securities.   3,015.9   3,108.1
                                             --------- ---------
               Total........................ $23,421.0 $23,780.4
                                             ========= =========

The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from sales of investments in bonds during 2001, 2000 and 1999 were $5.6 billion, $2.9 billion and $5.4 billion, respectively. Gross gains during 2001, 2000 and 1999 of $146.3 million, $56.0 million and $95.4 million, respectively, and gross losses of $171.4 million, $116.5 million and $195.5 million, respectively, were realized on those sales.

At December 31, 2001 and 2000, investments in bonds, with an admitted asset value of $21.4 million and $99.9 million, respectively, were on deposit with state insurance departments to satisfy regulatory requirements. At December 31, 2001, the Company held foreign-currency dominated securities with a U.S. dollar equivalent par value of $80.1 million.

At December 31, 2001, the Company held unrated or less-than-investment grade corporate bonds of $1.7 billion, with an aggregate fair value of $1.6 billion. Those holdings amounted to 7.34% of the Company's investments in bonds and less than 4.89% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in unassigned surplus. The cost or amortized cost of preferred stock and unaffiliated common stock, gross unrealized gains and losses and the fair value of such investments at December 31, 2001, and 2000 are as follows:

                                Cost or    Gross      Gross
                               Amortized Unrealized Unrealized Fair
                                 Cost      Gains      Losses   Value
                               --------- ---------- ---------- -----
                                           (in millions)
                               --------- ---------- ---------- -----
           At December 31,
            2001:
             Preferred stocks.  $223.6     $ 5.5      $  .6    228.5
                               =====================================
             Unaffiliated
              common stocks...   107.4      15.2       15.1    107.5
                               =====================================
           At December 31,
            2000:
             Preferred stocks.   261.7       2.9       25.1    239.5
                               =====================================
             Unaffiliated
              common stocks...   145.7      30.7       14.7    161.7
                               =====================================

The cost or amortized cost of preferred stocks at December 31, 2001 and 2000 has been reduced by adjustments of $14.9 million and $7.6 million, respectively, to decrease amortized cost as a result of write-downs of these investments due to impairment and/or the SVO designating certain investments as low or lower quality.

During 2001, the minimum and maximum lending rates for mortgage loans were 6.3% and 10.0%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 79.5%. At December 31, 2000, the Company held mortgages aggregating $5.0 million with interest overdue beyond 180 days (excluding accrued interest). No interest was past due 180 days or more on mortgages at December 31, 2001. At December 31, 2001 and 2000 impaired loans with a related allowance ($2.5 million and $5.2 million, respectively) for credit losses are $21.7 million and $24.1 million, respectively. The average recorded investment in impaired loans is $23.3 million and $30.l million at December 31, 2001 and 2000, respectively. The Company recognized interest income of $2.8 million during the period the loans were impaired for each of the years ended December 31, 2001 and 2000. At December 31, 2001 and 2000, there was no nonadmitted interest due on these mortgage loans. Mortgage loans balances do not include any taxes, assessments or amounts advanced as of December 31, 2001 or 2000. There are no impaired mortgage loans without an allowance for credit losses at December 31, 2001 or 2000.

All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

The total recorded investment in restructured mortgage loans, at December 31, 2001 and 2000 is $5.2 million and $4.1 million, respectively. The realized capital losses related to these loans were $.7 million and $.5 million at December 31, 2001 and 2000, respectively. The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 90 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

The Lincoln National Life Insurance Company

Components of the Company's investments in real estate are summarized as follows:

                                                    December 31
                                                   2001    2000
                                                  --------------
                                                   (in millions)
                                                  --------------
              Properties occupied by the Company:
                Land............................. $  1.8  $  2.5
                Buildings........................    4.9    10.5
                Less accumulated depreciation....    (.5)   (2.5)
                                                  ------  ------
                                                     6.2    10.5
              Properties held for sale:
                Land.............................   41.3    45.8
                Buildings........................  219.3   238.3
                Other............................   19.9    16.3
                Less accumulated depreciation....  (36.9)  (39.2)
                                                  ------  ------
                                                   243.6   261.2
                                                  ------  ------
              Total real estate.................. $249.8  $271.7
                                                  ======  ======

The major categories of net investment income are as follows:

                                              Year ended December 31
                                              2001     2000     1999
                                            --------------------------
                                                  (in millions)
                                            --------------------------
         Income:
           Bonds........................... $1,724.3 $1,744.3 $1,840.6
           Preferred stocks................     22.0     21.3     20.3
           Unaffiliated common stocks......      2.4      4.9      6.3
           Affiliated common stocks........     79.8     10.2      7.8
           Mortgage loans on real estate...    326.5    328.1    321.0
           Real estate.....................     42.3     41.4     57.8
           Policy loans....................    111.0    109.8    101.7
           Other investments...............     70.5     58.7     50.6
           Cash and short-term investments.     58.2     77.9     95.9
                                            -------- -------- --------
         Total investment income...........  2,437.0  2,396.6  2,502.0
         Expenses:
           Depreciation....................     10.5     12.8     14.4
           Other...........................    298.1    258.3    284.4
                                            -------- -------- --------
         Total investment expenses.........    308.6    271.1    298.8
                                            -------- -------- --------
         Net investment income............. $2,128.4 $2,125.5 $2,203.2
                                            ======== ======== ========

Nonadmitted accrued investment income at December 31, 2001 amounted to $9.9 million and consists principally of investment income on bonds that is over 90 days past due. No accrued investment income was nonadmitted at December 31, 2000.

Net realized capital gains (losses) on investments are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                                                                      2001     2000    1999
                                                                                                     -----------------------
                                                                                                          (in millions)
                                                                                                     -----------------------
Net realized capital gains (losses) on investments.................................................. $(235.1) $(60.3) $ 20.8
Less amount transferred to IMR (net of related taxes (credits) of $4.3, ($16.0) and ($31.4) in 2001,
 2000 and 1999, respectively).......................................................................     7.9   (29.7)  (58.3)
                                                                                                     -------  ------  ------
                                                                                                      (243.0)  (30.6)   79.1
Less federal income taxes (credits) on realized gains (losses)......................................    17.3   (58.5)  (35.3)
                                                                                                     -------  ------  ------
Net realized capital gains (losses) net of income tax expense and excluding net transfers to the IMR $(260.3) $ 27.9  $114.4
                                                                                                     =======  ======  ======

The Lincoln National Life Insurance Company

4. Subsidiaries


At December 31, 2001, the Company owned 100% of the outstanding common stock of two insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn") and Lincoln Life & Annuity Company of New York ("LNY"). At December 31, 2000, the Company also owned 100% of the outstanding common stock of two other insurance subsidiaries, Lincoln National Health &
Casualty Insurance Company and Lincoln National Reassurance Company, which were sold during 2001. A realized loss of $12.5 million was realized on these sales. The Company owns 100% of the outstanding common stock of five non-insurance company subsidiaries: Lincoln National Insurance Associates ("LNIA"), Lincoln Financial Distributors, Inc. ("LFD"), which was formerly known as Sagemark Consulting, Inc., Wakefield Tower Alpha Limited ("Wakefield"), Lincoln Realty Capital Corporation ("LRCC") and Lincoln Life & Annuity Distributors, Inc. ("LLAD").

Statutory-basis financial information related to the insurance subsidiaries is summarized as follows (in millions):

                                 December 31, 2001 December 31, 2000
                                 -----------------------------------
                                  First             First
                                  Penn      LNY     Penn      LNY
                                 -----------------------------------
           Cash and invested
            assets.............. $1,487.4 $1,945.7 $1,376.9 $1,947.0
           Other assets.........     81.1     42.4     41.6     41.7
           Separate account
            asset...............       --    356.4       --    329.8
                                 -------- -------- -------- --------
           Total admitted
            assets.............. $1,568.5 $2,344.5 $1,418.5 $2,318.5
                                 ======== ======== ======== ========
           Insurance reserves... $1,415.1 $1,760.7 $1,305.3 $1,772.1
           Other liabilities....     76.4     36.8     41.8     48.0
           Separate account
            liabilities.........       --    356.4       --    329.8
           Capital and surplus..     77.0    190.6     71.4    168.6
                                 -------- -------- -------- --------
           Total liabilities and
            capital and
            surplus............. $1,568.5 $2,344.5 $1,418.5 $2,318.5
                                 ======== ======== ======== ========

                                               Year ended
                                   December 31, 2001 December 31, 2000
                                   ----------------------------------
                                    First             First
                                    Penn       LNY    Penn       LNY
                                   ------    ------- --------  -------
             Revenues............. $349.7    $395.0  $327.6    $389.8
             Benefits and expenses  343.2     363.4   322.2     341.8
             Net realized losses..   (8.2)    (12.2)     --      (2.2)
                                   ------    ------   ------   ------
             Net income (loss).... $ (1.7)   $ 19.4  $  5.4    $ 45.8
                                   ======    ======   ======   ======

LNIA was purchased in 1998 for $.6 million and has an admitted asset value of $2.0 million at December 31, 2001. LFD is a broker dealer that was acquired in connection with a reinsurance transaction completed in 1998 and has an admitted asset value of $7.0 million at December 31, 2001. Wakefield was formed in 1999 to engage in the ownership and management of investments and has an admitted asset value of $280.6 million at December 31, 2001. Wakefield's assets as of December 31, 2001 consist entirely of investments in bonds. LRCC was formed in 1999 to engage in the management of certain real estate investments. It was capitalized with cash and three real estate investments of $12.7 million and has an admitted asset value of $26.3 million at December 31, 2001. LLAD was formed in 2000 to distribute the Company's products to its customers and has an admitted asset value of $40.0 million at December 31, 2001.

The carrying value of all affiliated common stocks, was $623.5 and $743.0 million at December 31, 2001 and 2000, respectively. The cost basis of investments in subsidiaries as of December 31, 2001 and 2000 was $750.2 million and $1.1 billion, respectively. Included in the change in differences in cost and admitted investment amounts in the Statement of Changes in Capital and Surplus is a net decrease in the unrealized loss on investments in subsidiaries for the year ended December 31, 2001 of $61.7 million, related to the change in carrying values of the Company's investments in its subsidiaries and affiliates.

During 2001, 2000 and 1999, the subsidiaries paid dividends to the Company of $74.6 million, $11 million and $5.2 million, respectively.

The Company has no investments in subsidiaries, controlled entities, affiliated entities, joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets.

The Company did not recognize any impairment write-downs for its investments in subsidiaries during the statement period.

The Lincoln National Life Insurance Company

5. Federal Income Taxes


Income before federal income taxes differs from taxable income in 2001 principally due to tax expense on the deferred gain from the sale of the reinsurance operations (see Note 9), offset by tax-exempt investment income and dividends-received tax deductions. In 2000 and 1999, income before federal income taxes differs from taxable income principally due to tax exempt investment income and dividends-received tax deductions.

Capital gains (losses) of $63.7 million, ($174.0 million) and ($151.7 million), were recognized in 2001, 2000 and 1999, respectively. The losses were carried back to recover taxes paid in prior years.

The Company paid (received) $9.6 million, ($42.6 million) and $45.3 million to
(from) LNC in 2001, 2000 and 1999, respectively, for federal income taxes.

The components of the net deferred tax asset are as follows:

                                             December 31, January 1,
                                                 2001        2001
                                             ----------------------
                                                  (in millions)
                                             ----------------------
            Gross deferred tax assets.......   $ 797.5     $ 721.8
            Gross deferred tax liabilities..    (156.1)     (250.2)
            Deferred tax assets non-admitted    (461.2)     (360.8)
                                               -------     -------
            Net deferred tax asset..........   $ 180.2     $ 110.8
                                               =======     =======

The components of income tax expense are as follows:

                                                2001     2000    1999
                                               -----------------------
                                                    (in millions)
                                               -----------------------
         Current federal income tax:
           Federal income tax expense on
            operations........................  $456.5  $ 94.9  $ 85.4
           Federal income tax expense
            (credit) on realized gains
            (losses)..........................    17.3   (58.5)  (35.3)
                                               -------  ------  ------
         Total current federal income tax in
          net income..........................   473.8    36.4    50.1
         Change in deferred tax:
           Change in deferred tax assets......   (75.7)     --      --
           Change in deferred tax liabilities.   (94.1)     --      --
           Change in non-admitted deferred
            tax asset.........................   100.4      --      --
                                               -------  ------  ------
         Net change in net deferred tax asset.   (69.4)     --      --
                                               -------  ------  ------
         Total federal income tax............. $ 404.4  $ 36.4  $ 50.1
                                               =======  ======  ======

The Company's income tax expense differs from the amount obtained by applying the federal statutory rate of 35% to Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                2001    2000    1999
                                               ----------------------
                                                    (in millions)
                                               ----------------------
          Expected federal income tax
           expense............................ $313.5  $222.9  $169.4
          Gain from sale of reinsurance
           agreements.........................  310.0    (2.8)   25.1
          Tax preferred investment income.....  (99.5)  (71.9)  (60.9)
          Income tax credits..................  (39.0)  (17.5)  (16.7)
          Amortization of capitalized software  (14.5)  (13.6)  (11.8)
          (Payment) accrual of contingency
           items..............................  (14.3)   15.7    21.8
          Other amounts.......................    0.3   (37.9)  (41.5)
                                               ------  ------  ------
          Tax expense on net income before
           realized capital gains (losses)....  456.5    94.9    85.4
          Tax on realized capital gains.......   17.3   (58.5)  (35.3)
                                               ------  ------  ------
          Total income tax expense............ $473.8  $ 36.4  $ 50.1
                                               ======  ======  ======

Under prior income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." The Company has approximately $187 million of untaxed "Policyholders' Surplus" on which no payment of federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related tax liability has been recognized. If the entire balance of the account became taxable under the current federal income tax rate, the tax would be approximately $65.5 million. No deferred tax liabilities are recognized related to the Policyholders' Surplus Account.
--------------------------------------------------------------------------------
6. Reserves and Reinsurance
The balance sheet caption "Reinsurance recoverable" includes amounts recoverable from other insurers for claims paid by the Company of $183.1 and $123.5 million at December 31, 2001 and 2000, respectively.

The balance sheet caption, "Total policy and contract liabilities," has been reduced for insurance ceded in the amounts of $6.6 billion and $5.2 billion as of December 31, 2001 and 2000, respectively.

Reinsurance transactions, excluding assumption reinsurance, included in the income statement captions, "Life and annuity premiums" and "Accident and health premiums" are as follows:

                                         Year ended December 31
                                         2001      2000     1999
                                       --------  -------- --------
                                              (in millions)
                                       ---------------------------
              Insurance assumed....... $2,630.9  $3,952.9 $2,606.5
              Insurance ceded.........  3,200.8   2,766.6  1,675.1
                                       --------  -------- --------
              Net reinsurance premiums $ (569.9) $1,186.3 $  931.4
                                       ========  ======== ========

The Lincoln National Life Insurance Company

The income statement caption, "Benefits and settlement expenses," is net of reinsurance recoveries of $3.3 billion, $1.9 billion and $2.6 billion for 2001, 2000 and 1999, respectively.

Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and fees in course of collection," are as follows:

                                          December 31, 2001
                                       ----------------------
                                                       Net of
                                       Gross   Loading Loading
                                       ------  ------- -------
                                            (in millions)
                                       ----------------------
                 Ordinary new business $  5.4   $(7.0) $ (1.6)
                 Ordinary renewal.....  (73.5)   (2.5)  (76.0)
                 Group life...........    6.9     1.0     7.9
                                       ------   -----  ------
                                       $(61.2)  $(8.5) $(69.7)
                                       ======   =====  ======

                                          December 31, 2000
                                       ------------------------
                                                        Net of
                                       Gross  Loading  Loading
                                       ------ -------- --------
                                            (in millions)
                                       ------------------------
                 Ordinary new business $ 13.0 $    8.1 $    4.9
                 Ordinary renewal.....   57.9     15.7     42.2
                 Group life...........    9.7       .2      9.5
                                       ------ -------- --------
                                       $ 80.6 $   24.0 $   56.6
                                       ====== ======== ========

At December 31, 2001, the Company's annuity reserves and deposit fund liabilities, including separate accounts, which are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                                      Amount   Percent
                                                     --------- -------
                                                       (in millions)
                                                     ----------------
         Subject to discretionary withdrawal with
          adjustment:
           With market value adjustment.............  $2,367.0     4%
           At book value, less surrender charge.....   2,457.5     5%
           At market value..........................  36,344.6    64%
                                                     ---------   ---
         Total......................................  41,169.1    73%
         Subject to discretionary withdrawal
          without adjustment at book value
          with minimal or no charge or
          adjustment................................  12,594.2    22%
         Not subject to discretionary withdrawal....   2,906.3     5%
                                                     ---------   ---
         Total annuity reserves and deposit fund....  56,669.6   100%
                                                     =========   ===
         Less reinsurance ceded.....................   1,225.3
                                                     ---------
         Net annuity reserves and deposit fund
           liabilities, including separate accounts. $55,444.3
                                                     =========

At December 31, 2001, the Company had variable annuity policies and variable universal life policies with guaranteed minimum death benefits as follows:

                                          Amount of
                               Subjected Reserve Held Reinsurance
                                Account    (Net of      Reserve
                                 Value   Reinsurance)   Credit
                               --------- ------------ -----------
                                         (in millions)
                               ----------------------------------
              Variable annuity $37,843.8    $46.7        $9.2
              Variable life...     114.7     23.8          --
                               ---------    -----        ----
              Total........... $37,958.5    $70.5        $9.2
                               =========    =====        ====

--------------------------------------------------------------------------------
7. Capital and Surplus

In 1998, the Company issued two surplus notes to LNC in return for cash of $1.25 billion. The first note, for $500.0 million, issued to LNC, calls for the Company to pay the principal amount of the notes on or before March 31, 2028, with interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2.3 billion at December 31, 2001), and subject to approval by the Indiana Insurance Commissioner.

The second note for $750.0 million, issued to LNC, calls for the Company to pay the principal amount of the notes on or before December 31, 2028, with interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2.4 billion at December 31, 2001), and subject to approval by the Indiana Insurance Commissioner.

The Lincoln National Life Insurance Company

A summary of the terms of these surplus notes follows (in millions):

                                   Principal
                                  Outstanding  Current  Inception   Accrued
                                       at        Year    to Date  Interest at
                     Principal    December 31, Interest Interest  December 31,
 Date Issued       Amount of Note     2001       Paid     Paid        2001
 -----------       -------------- ------------ -------- --------- ------------
 January 5, 1998..    $  500.0      $  500.0    $41.0    $130.7          --
 December 18, 1998       750.0         750.0     56.5     137.2          --
                      --------      --------    -----    ------     -------
 Total............    $1,250.0      $1,250.0    $97.5    $267.9          --
                      ========      ========    =====    ======     =======

Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 2001, the Company exceeds the RBC requirements.

The payment of dividends by the Company to LNC is limited and cannot be made except from earned profits of the Company and, in certain circumstances, without prior approval of the Indiana Insurance Commissioner. Ordinary dividends to LNC are restricted to the greater of 2001 statutory basis net income or 10% of statutory basis capital and surplus at December 31, 2001. In 2002, the Company can pay dividends of $300.6 million without the prior approval of the Indiana Insurance Commissioner, based on unassigned surplus available as stated in the December 31, 2001 Annual Statement filed with the Insurance Department (see Note 14).

Total assets have been decreased by $813.6 million for non-admitted assets as required by statutory guidance.

The Company is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the State of Indiana, the Company is also subject to the regulatory requirements that the State of
New York imposes upon accredited reinsurers.
--------------------------------------------------------------------------------
8. Employee Benefit Plans

LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans, supplemental retirement plans, a salary continuation plan, supplemental executive retirement plan and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis Statements of Operations or Balance Sheets for any of the periods shown.

LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death. Options granted prior to 1992 are exercisable one year after the date of grant and options issued subsequent to 1991 become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

In 2000, as a result of changes in the interpretation of the existing accounting rules for stock options, LNC and the Company decided not to continue issuing stock options to agents that do not meet the stringent definition of a common law employee. In the first quarter of 2000, LNC adopted a stock appreciation right ("SAR") program as a replacement to the agent stock option program. The first awards under this program were also made in the first quarter of 2000. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

LNC recognizes compensation expense for the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR liability is marked-to-market through net income. This accounting treatment causes volatility in income as a result of changes in the market value of LNC stock. LNC hedges this volatility by purchasing call options on LNC stock. Call options hedging the vested SARs are also marked-to-market through net income. The compensation expense and hedge income (expense) do not affect the statutory-basis financial statements of the Company.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
8. Employee Benefit Plans (continued)


As of December 31, 2001, there were 4,277,588 and 1,277,275 shares of LNC common stock subject to options granted to Company employees and agents, respectively, under the stock option incentive plans of which 2,718,859 and 806,307, respectively, were exercisable on that date. The exercise prices of the outstanding options range from $13.86 to $56.75. During 2001, 2000 and 1999, 3,175,782, 935,986 and 1,044,078 options became exercisable, respectively, 946,843, 190,100 and 318,421 options were exercised, respectively, and 227,141, 383,364 and 82,024 options forfeited, respectively.

As of December 31, 2001, there were 8,475 and 1,111,467 shares of LNC common stock subject to SARs granted to Company employees and agents, respectively, under the SAR pro gram. Of the SARs granted, 102,297 granted to agents, were exercisable as of that date. The exercise prices of the outstanding SARs range from $24.72 to $48.19. During 2001 and 2000, 177,485 and 8,500 SARs became exercisable, respectively, 15,200 and 5,100 SARs were forfeited, respectively and in 2001, 63,388 SARs were exercised. No SARs were exercised in 2000.

Effective July 1, 1999, the Company's agent postretirement plan was changed to require agents retiring on or after that date to pay the full premium costs. This change to the Plan resulted in a one-time curtailment gain of $1.4 million in 1999.
--------------------------------------------------------------------------------
9. Restrictions, Commitments and Contingencies

Marketing and Compliance Matters
Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

Group Pension Annuities
The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

Leases
The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods. Rental expense on these leases was $28.4 million in 2001. The company receives rental income from affiliates for their use of a portion of the home office properties, which partially offsets rental expense. Such rental income amounted to $3.2 million in 2001. Total rental expense on other operating leases in 2001 was $12.0 million. Total rental expense on all operating leases in 2000 and 1999 was $45.6 million and $44.5 million, respectively. At December 31, 2001, future minimum rental commitments are as follows (in millions):

                               2002...... $ 37.9
                               2003......   35.0
                               2004......   34.1
                               2005......   33.1
                               2006......   33.4
                               Thereafter   64.8
                                          ------
                                          $238.3
                                          ======

Information Technology Commitment
In February 1998, the Company signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. Total costs incurred in 2001, 2000 and 1999 were $62.8 million, $65.1 million and $67.4 million respectively. Future minimum annual costs range from $40.9 million to $56.8 million, however future costs are dependent on usage and could exceed these amounts.

Reinsurance Contingencies
On December 7, 2001, Swiss Re Life & Health America, Inc. ("Swiss Re") acquired LNC's reinsurance operation for $2.0 billion. In addition, LNC retained approximately $500.0 million of statutory capital supporting the reinsurance operation. The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised the LNC's reinsurance operation. Two of the stock companies sold, Lincoln National Health & Casualty Insurance Company and Lincoln National Reassurance Company, were wholly-owned subsidiaries of the Company. As a result, and because a significant amount of the reinsurance business subject to the indemnity reinsurance transactions was written through the Company, the Company

The Lincoln National Life Insurance Company received $1.84 billion of the $2.0 billion proceeds and retained approximately $250.0 million of the statutory capital.

A pre-tax loss of $12.5 million was recognized by the Company on the sale of the subsidiaries. A statutory gain of $1.5 billion was generated under the indemnity reinsurance agreements. This gain was reported as a direct adjustment to unassigned surplus (net of related income taxes) and recognition of the surplus increase as income will be reported on a net-of-tax basis as earnings emerge from the business reinsured, in accordance with the requirements of Statement on Statutory Accounting Principles No. 61, Life, Deposit-Type, and Accident and Health Reinsurance. During 2001, the Company recognized as income $8.0 million of the deferred gain.

LNC and Swiss Re have not agreed upon the final closing financial statements associated with the December 7, 2001 transactions. There are currently disputed matters of approximately $500.0 million, which relate primarily to personal accident business reserves and recoverables. LNC's ongoing indemnification to Swiss Re on the underlying reinsurance business is limited to the personal accident business. Pursuant to the purchase agreement, LNC's exposure is capped at $100.0 million for net future payments under the personal accident programs in excess of $148.0 million, which represents the personal accident liabilities, net of the assets held for reinsurance recoverable at December 31, 2000. Up to $200.0 million of net payments in excess of the net liabilities will be shared on a 50/50 basis between LNC and Swiss Re. LNC has no continuing indemnification risk to Swiss Re on other reinsurance lines of business.

Under the timeframe provided for within the acquisition agreement for dispute resolution, it is probable that the earliest point that these matters will be agreed upon would be the second quarter of 2002. If the parties are unable to reach agreement, and these matters go to arbitration, an ultimate resolution of these matters may take several additional months. Upon reaching agreement as to the final closing financial statements, it is possible that the Company could record adjustments to the realized loss on the sale of subsidiaries, to income, or to the amount of gain reported as a direct adjustment to unassigned surplus. Another aspect of a potential dispute resolution could result in LNC and the Company agreeing to transfer assets to Swiss Re until the adequacy of certain reserves and related recoverables can be determined. In that event, LNC and the Company's future investment income would be reduced to the extent that any such dispute resolution would result in Swiss Re's retention of the related investment income during the timeframe that Swiss Re would hold the invested assets. While uncertainty exists as to how these disputed matters will finally be resolved, at the present time the Company believes the amounts reported within the Company's statutory-basis financial statements as of and for the year ended December 31, 2001 represent the best estimate of the ultimate outcome of Swiss Re's acquisition of the Company's reinsurance business.

Other Insurance Ceded and Assumed
On November 1, 1999, the Company closed its previously announced agreement to transfer a block of disability income business to MetLife. Under this indemnity reinsurance agree- ment, the Company transferred $490.8 million of cash to MetLife representing the statutory reserves transferred on this business less $17.8 million of purchase price consideration. In accordance with statutory accounting rules on indemnity reinsurance, the gain on sale was reported on a net-of-tax basis as a direct adjustment to surplus. At December 31, 2001, the surplus component of the gain ($64.8 million) related to this transaction is included in the total surplus gain component associated with the aquisition of LNC's reinsurance operations by Swiss Re and is being recognized in income at the rate that earnings are expected to emerge on this reinsurance business.

The Company cedes insurance to other companies. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. The Company limits its maximum coverage that it retains on an individual to $10 million. Portions of the Company's deferred annuity business have also been coinsured with other companies to limit its exposure to interest rate risks. At December 31, 2001, the reserves associated with these reinsurance arrangements totaled $1.1 billion. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and reserves for policy benefits, net of insurance ceded. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

Proceeds from the sale of common stock of American States Financial Corporation ("American States") and proceeds from the January 5, 1998 surplus note, were used to finance an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance and annuity business from CIGNA. In 1999, the Company and CIGNA reached an agreement through arbitration on the final statutory-basis values of the assets and liabilities reinsured. As a result, the Company's ceding commission for this transaction was reduced by $58.6 million in 1999.

The Company assumes insurance from other companies, including certain affiliates. At December 31, 2001, the Company provided $75.3 million of statutory-basis surplus relief to other insurance companies under reinsurance transactions. The Company retroceded 100% of this accepted surplus relief to its off-shore reinsurance affiliates. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $76.1 million and $16.7 million at December 31, 2001 and 2000, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2001, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's surplus.

The Lincoln National Life Insurance Company

In 2001 and 2000, the Company did not commute any ceded reinsurance. During 2001, the Company recorded reinsurance credits on existing policies of $656.9 million as a result of new or amended reinsurance agreements.

Neither the Company nor any of its affiliates control any non-affiliated reinsurers with which they do business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2001 there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

Surplus would be reduced by $402.4 million at December 31, 2001 if all reinsurance agreements were cancelled. In 2001, the Company established provisions for uncollectible reinsurance on personal accident reinsurance programs in the amount of $105.4 million and the Company wrote off ceded reinsurance balances in the amount of $89.0 million, related to personal accident reinsurance programs based on a refined analysis of the underlying information.

Vulnerability from Concentrations
At December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2001, 30% of such mortgages, or $1.2 billion, involved properties located in Texas and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $38.7 million.

At December 31, 2001, the Company did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business; or 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial con- dition. Although the Company does not have any significant concentration of customers, the Company's annuities division has a long-standing distribution relationship with American Funds Distributors that is significant to the Company. In 2001, the American Legacy Variable Annuity sold through American Funds Distributors accounted for approximately 21% of the Company's total gross annuity deposits. The relationship with American Funds Distributors is highly valued by the Company. Both the Company and American Funds Distributors are continuously seeking ways to increase sales and to retain the existing business.

Other Contingency Matters
The Company is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for certain claims in excess of $5.0 million. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

During the fourth quarter of 2000, the Company reached an agreement in principle to settle all class action lawsuits alleging fraud in the sale of non-variable universal life and participating whole life insurance policies. It requires that the Company provide benefits and a claim process to policyholders who purchased non-variable universal life and participating whole life policies between January 1, 1981 and December 31, 1998. The settlement covers approximately 431,000 policies. Owners of approximately 4,300 policies have excluded themselves (opted-out) from the settlement and, with respect to these policies, will not be bound by the settlement. Total charges recorded during 2000 for this settlement were $64.7 million. With the court's approval of the settlement in the second quarter of 2001 and the expiration in the third quarter of 2001 of the time to file an appeal, the case was concluded for all policyholders not previously opting out. During the third quarter of 2001, settlement was reached with some of the owners of policies who opted-out of the original settlement. Overall, the third quarter developments relating to these matters were slightly favorable when compared to the assumptions underlying the estimates made in 2000 when the related charges were taken; however, there is continuing uncertainty as to the ultimate costs of settling the remaining opt-out cases. It is management's opinion that such future developments will not materially affect the consolidated financial position of the Company.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

Derivatives
The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. government obligations and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts. The contract or notional amounts of these instruments reflect the extent of involvement in the various types of financial instruments. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

The Lincoln National Life Insurance Company

                                                              Assets
                                                   -----------------------------
                                   Notional or     Carrying Fair  Carrying Fair
                                Contracts/Amounts   Value   Value  Value   Value
                                ------------------------------------------------
                                   December 31      December 31    December 31
                                ------------------------------------------------
                                  2001      2000     2001   2001    2000   2000
                                ------------------------------------------------
                                                 (in millions)
                                ------------------------------------------------
Interest rate derivatives:
  Interest rate cap agreements.  $1,258.8 $1,558.8   $ .6   $  .6  $ 2.7   $ 0.4
  Swaptions....................   1,752.0  1,752.0     .1      .1    8.2     0.9
  Interest rate swaps..........     335.1    708.2     --    21.0     --    38.1
                                --------- --------   ----   -----  -----   -----
                                  3,345.9  4,019.0     .7    21.7   10.9    39.4
Foreign currency derivatives:
  Foreign currency swaps.......      94.6     37.5    3.8     5.9    2.6     2.5
                                --------- --------   ----   -----  -----   -----
                                $ 3,440.5 $4,056.5   $4.5   $27.6  $13.5   $41.9
                                ========= ========   ====   =====  =====   =====

A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is as follows:

                                   Interest Rate Caps      Swaptions
                                   -------------------------------------
                                     2001      2000      2001     2000
                                   -------------------------------------
                                               (in millions)
                                   -------------------------------------
      Balance at beginning of year $1,558.8  $2,508.8  $1,752.0 $1,837.5
      Terminations and maturities.   (300.0)   (950.0)       --    (85.5)
                                   --------  --------  -------- --------
      Balance at end of year...... $1,258.8  $1,558.8  $1,752.0 $1,752.0
                                   ========  ========  ======== ========

                                                                    Financial
                                Interest Rate Swaps Spread-Locks     Futures
                                ----------------------------------------------
                                  2001       2000   2001  2000    2001  2000
                                ----------------------------------------------
   Balance at beginning of year $ 708.2    $ 630.9  $ -- $    --  $ -- $    --
   New contracts...............      --      652.2    --   100.0    --   267.2
   Terminations and maturities.  (373.1)    (574.9)   --  (100.0)   --  (267.2)
                                -------    -------  ---- -------  ---- -------
   Balance at end of year...... $ 335.1    $ 708.2  $ -- $    --  $ -- $    --
                                =======    =======  ==== =======  ==== =======

The Lincoln National Life Insurance Company

                                                         Foreign
                                         Put Options  Currency Swaps
                                         ----------------------------
                                         2001  2000    2001   2000
                                         ---------------------------
            Balance at beginning of year $ -- $ 21.3  $ 37.5  $44.2
            New contracts...............   --     --    80.9     --
            Terminations and maturities.   --  (21.3)  (23.8)  (6.7)
                                         ---- ------  ------  -----
            Balance at end of year...... $ -- $   --  $ 94.6  $37.5
                                         ==== ======  ======  =====

Interest Rate Cap Agreements
The interest rate cap agreements, which expire in 2002 through 2006, entitle the Company to receive payments from the counterparties on specified future dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a strike rate specified in the cap agreement multiplied by the notional amount. The purpose of the Company's interest rate cap agreement program is to hedge against the negative impact of a significant and sustained rise in interest rates in its fixed annuity line of business. At December 31, 2001, the interest rate caps are recorded at market value ($.6 million) in other investments on the balance sheet. All changes in market value are recorded in net realized gain (loss) on investments in the statement of operations. At December 31, 2000, the premiums paid for the interest rate caps were included in other investments (amortized cost of $2.7 million) and were being amortized over the terms of the agreements.

Swaptions
Swaptions, which expire in 2002 and 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate specified in the swaption agreement multiplied by the notional amount. The purpose of the Company's swaption program is to hedge against the negative impact of a significant and sustained rise in interest rates in its fixed annuity line of business. At December 31, 2001 the swaptions are recorded at market value ($.1 million) in other investments on the Balance Sheet. All changes in market value are recorded in net realized gain (loss) on investments in the Statement of Operations. At December 31, 2000, the premiums paid for the swaptions were included in other investments (amortized cost of $8.2 million) and were being amortized over the terms of the agreements. Amortization was included in net investment income.

Interest Rate Swap Agreements
The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price, level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net re ceipts/payments from interest rate swaps are recorded in net investment income. The Company also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the forecasted purchase of assets to support newly acquired blocks of business and certain other portfolios of assets. Once the assets are purchased, the gains (losses) resulting from the termination of the swap agreements are applied to the basis of the assets. The gains (losses) are recognized in earnings over the life of the assets. The interest rate swap agreements for forecasted purchase of assets outstanding at December 31, 2000, related to certain asset portfolio purchases completed in 2001. As a result, no interest rate swap positions hedging forecasted purchases were outstanding at December 31, 2001. Interest rate swaps are valued at amortized cost and recorded in other investments on the balance sheet. All such derivatives instruments owned at December 31, 2001 and 2000 were entered into "at-the-market" and therefore have an amortized cost basis of zero.

Spread-Lock Agreements
Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified government security is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock agreements program is to protect against widening of spreads. While spread-lock agreements are used periodically, there are no spread-lock agreements outstanding at December 31, 2001 or 2000.

Financial Futures Contracts
The Company used exchange-traded financial futures contracts to hedge against interest rate risks on a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily. There are no financial futures contracts outstanding at December 31, 2001 or 2000.

Put Options
The Company used put options, combined with various perpetual fixed income securities, and interest rate swaps to replicate fixed income, fixed maturity investments. The risk hedged is a drop in bond prices due to credit concerns with international bond issuers. The put options allowed the Company to put the bonds back to the counterparties at original par. The put options were sold in 2000.

The Lincoln National Life Insurance Company

Foreign Currency Swaps
The Company uses foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a rate of exchange in the future. The carrying value of the Company's foreign currency swaps ($3.8 million) represents fluctuations in the spot exchange rate from the trade date to December 31, 2001 and is included in other investments on the balance sheet.

Additional Derivative Information
Expenses for the agreements and contracts described above amounted to $3.5 million, $7.3 million and $6.2 million in 2001, 2000 and 1999, respectively. Deferred gains of $31.2 million as of December 31, 2001 were primarily the result of terminated interest rate swaps. The deferred gains are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of the securities to which the respective hedges applied.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). To limit exposure associated with counterparty nonperformance, the Company enters into master netting agreements with its counterparties.

The Company is required to put up collateral for any futures contracts that are entered into. The amount of collateral that is required is determined by the exchange on which the contract is traded. The Company currently puts up cash and U.S. Treasury Bonds to satisfy this collateral requirement.

The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. All of the net credit exposure for the Company from derivative contracts is with investment grade counterparties.
--------------------------------------------------------------------------------
10. Fair Value of Financial Instruments
The following methodologies and assumptions were used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

Bonds
Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments.

Unaffiliated Common Stock and Preferred Stock
Fair values of unaffiliated common and preferred stock are based on quoted market prices, where available. For stock not actively traded, fair values are based on values of issues of comparable yield and quality.

Mortgage Loans on Real Estate
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans
The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.

Other Investments and Cash and Short-Term Investments
The carrying values for assets classified as other investments, cash and cash equivalents and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

Investment-Type Insurance Contracts
The balance sheet caption "policy and contract liabilities" includes contracts that are considered to be investment-type contracts for GAAP purposes (i.e., universal life, annuity and guaranteed interest contracts). The fair values for the majority of these contracts are based on their approximate surrender values. The fair values for the certain guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet caption "policy and contract liabilities" that do not fit the definition of "investment-type insurance contracts" for GAAP are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and fair values have not been determined by the Company. It is the Company's position that the disclosure

The Lincoln National Life Insurance Company of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Short-Term Debt
The carrying value of short-term debt approximates fair value.

Surplus Notes due to LNC
Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.

Derivatives
The Company employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the financial futures contracts and industry standard models that are commercially available for all other derivatives.

Investment Commitments
Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts
Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets. Seed money deposited into the separate account by the Company is included as a separate account asset, but not as a separate account liability.

The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                                                 December 31
                                                                        2001                    2000
                                                               ----------------------  -----------------------
                                                                Carrying                Carrying
Assets (Liabilities)                                             Value     Fair Value    Value     Fair Value
--------------------------------------------------------------------------------------------------------------
                                                                                (in millions)
                                                               ----------------------------------------------
Bonds......................................................... $ 23,421.0  $ 23,780.4  $ 21,852.5  $ 21,866.6
Preferred stocks..............................................      223.6       228.5       261.7       239.5
Unaffiliated common stocks....................................      107.6       107.6       161.7       161.7
Mortgage loans on real estate.................................    4,098.7     4,241.0     4,102.0     4,132.8
Policy loans..................................................    1,708.7     1,849.2     1,723.5     1,845.0
Other investments.............................................      466.6       466.6       485.0       485.0
Cash and short-term investments...............................    2,697.5     2,697.5     1,448.4     1,448.4
Investment-type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.  (17,545.0)  (17,257.7)  (16,126.3)  (15,850.5)
  Remaining guaranteed interest and similar contracts.........     (122.3)     (128.6)     (243.8)     (247.9)
Short-term debt...............................................     (200.0)     (200.0)     (199.5)     (199.5)
Surplus notes due to LNC......................................   (1,250.0)   (1,160.7)   (1,250.0)   (1,074.5)
Derivatives...................................................        4.5        27.6        13.5        41.9
Investment commitments........................................         --        (5.4)         --        (2.2)
Separate account assets.......................................   38,636.5    38,636.5    43,904.6    43,904.6
Separate account liabilities..................................  (38,634.0)  (38,634.0)  (43,904.6)  (43,904.6)

--------------------------------------------------------------------------------
11. Transactions With Affiliates

LLAD has a nearly exclusive general agent's contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LLAD override commissions of $52.0 million, $57.5 million and $60.4 million in 2001, 2000 and 1999, respectively. LLAD incurred expenses of $34.9 million, $112.9 million and $113.4 million in 2001, 2000 and 1999, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse.

Cash and short-term investments at December 31, 2001 and 2000 include the Company's participation in a short-term cash management program with LNC of $297.9 million and $377.7 million, respectively. Related investment income amounted to $13.9 million, $24.0 million and $16.7 million in 2001, 2000 and 1999, respectively. The short-term loan payable to parent company at December 31, 2001 and 2000 represents notes payable to LNC.

The Company provides services to and receives services from affiliated companies, which resulted in a net payment of $78.0

The Lincoln National Life Insurance Company million, $65.7 million and $49.4 million in 2001, 2000 and 1999, respectively, which is included in underwriting, acquisition, insurance and other expenses.

The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                                      Year ended December 31
                                       2001    2000    1999
                                      ------ -------- ------
                                          (in millions)
                                      ----------------------
                    Insurance assumed $ 46.4 $   21.2 $ 19.7
                    Insurance ceded..  950.7  2,192.1  777.6

The balance sheets include reinsurance balances with affiliated companies as follows:

                                                      December 31
                                                     2001     2000
                                                   -------- --------
                                                     (in millions)
                                                   -----------------
           Policy and contract liabilities assumed $  331.1 $  584.4
           Policy and contract liabilities ceded..  1,311.5  1,682.8
           Amounts recoverable on paid and
            unpaid losses.........................    229.3    286.9
           Reinsurance payable on paid losses.....     20.4      9.3
           Funds held under reinsurance treaties--
            net liability.........................  1,588.3  3,294.6

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, which totaled $1.0 billion and $814.6 million at December 31, 2001 and 2000, respectively, and is the beneficiary on letters of credit aggregating to $156.6 million and $709.5 million at December 31, 2001 and 2000, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 2001 and 2000, LNC guaranteed $156.6 million and $709.5 million, respectively, of these letters of credit. At December 31, 2001 and 2000, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $75.3 million and $133.7 million, respectively, for statutory surplus relief received under financial reinsurance ceded agreements.
--------------------------------------------------------------------------------
12. Separate Accounts
Separate account assets held by the Company consist primarily of mutual funds, long-term bonds, common stocks and short-term investments and are carried at fair value. Substantially none of the separate accounts have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Separate account premiums and annuity considerations amounted to $4.4 billion, $5.7 billion and $4.6 billion in 2001, 2000 and 1999, respectively. Reserves for separate accounts with assets at fair value were $37.6 billion and $42.9 billion at December 31, 2001 and 2000, respectively. All reserves are subject to discretionary withdrawal at market value.

A reconciliation of transfers to the Company from the separate accounts is as follows:

                                           Year ended December 31
                                        2001       2000       1999
                                      ---------  ---------  ---------
                                               (in millions)
                                      -------------------------------
         Transfers as reported in the
          Summary of Operations
          of the separate accounts:
           Transfers to separate
            accounts................. $ 4,440.7  $ 5,719.2  $ 4,573.2
           Transfers from separate
            accounts.................  (4,500.8)  (5,830.0)  (4,933.8)
                                      ---------  ---------  ---------
         Net transfers from separate
          accounts as reported in
          the Summary of
          Operations in
          underwriting acquisition
          and other expenses......... $   (60.1) $  (110.8) $  (360.6)
                                      =========  =========  =========

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
13. Sales, Transfers and Servicing of Financial Assets


As part of the Company's asset management program, securities are sold and reacquired within 30 days of the sale date to enhance the Company's yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2001 and reacquired within 30 days of the sale date are:

                                        Book
                                      Value of    Cost of
                         Number of   Securities Securities   Gain
                        Transactions    Sold    Repurchased (Loss)
                        ------------ ---------- ----------- ------
                                      (in millions)
                        -----------------------------------------
              Bonds:
                NAIC 3.     83.0       $155.8     $151.9    $ (.1)
                NAIC 4.    249.0        355.9      370.3     (3.7)
                NAIC 5.       --           --       27.3     (0.2)
                NR.....     21.0         41.8      549.4     (4.0)

--------------------------------------------------------------------------------
14. Reconciliation to Statutory Annual Statement

In connection with the indemnity reinsurance agreements, the Company and Swiss Re also entered into an administrative services agreement whereby Swiss Re provides administrative services, including accounting services to the Company. In connection with the December 31, 2001 statutory financial statements, Swiss Re provided the Company with certain year-end financial information regarding the business that had been reinsured by Swiss Re. Although the Company disagreed with several adjustments made by Swiss Re, the Company was not provided with sufficient information to reverse the effects of these adjustments from the Annual Statement financial statements and related exhibits and schedules. The Company did, however, record an adjustment to reverse the net effect of the disputed items in the Annual Statement filed with the Insurance Department by recognizing miscellaneous revenue and a miscellaneous asset. Because the asset was not specifically identified as an asset within the NAIC APPM, the Company non-admitted the asset in the December 31, 2001 Annual Statement. Subsequent to the Annual Statement filing, the Company obtained additional information regarding the adjustments Swiss Re had made to the statutory financial information provided to the Company. The Company reversed those adjustments prior to completion of the accompanying statutory-basis financial statements. The adjustments that were reversed were principally associated with reinsurance recoverables for paid and unpaid losses.

The following is a reconciliation of amounts previously reported to state regulatory authorities in the 2001 Annual Statement, and as reported in the accompanying statutory-basis financial statements:

                                                                                                     (in millions)
Capital and surplus as reported in the Company's Annual Statement...................................    $3,096.0
Increase in surplus resulting from reversal of Swiss Re entries.....................................       420.0
                                                                                                       ---------
Capital and surplus as reported in the accompanying audited statutory-basis balance sheet...........   $3,516.0
                                                                                                       =========
Statutory net income as reported in the Company's Annual Statement..................................   $    67.7
Increase in net income resulting from reversal of Swiss Re entries..................................       111.3
                                                                                                       ---------
Statutory net income as reported in the accompanying audited statutory-basis statement of operations   $   179.0
                                                                                                       =========

Report of Independent Auditors

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (the "Company"), a wholly-owned subsidiary of Lincoln National Corporation, as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus and cash flow for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Lincoln National Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

As discussed in Note 2 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Indiana Department of Insurance.

/s/ Ernst & Young LLP
February 1, 2002

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  List of Financial Statements

          1. Part A. The Table of Condensed Financial Information is included in Part A of this Registration Statement.

          2. Part B. The following financial statements for the Variable Account are included in Part B of this Registration Statement:

               Statement of Assets and Liabilities - December 31, 2001 Statement of Operations - Year ended December 31, 2001 Statements of Changes in Net Assets - Years ended December 31, 2001 and 2000
               Notes to Financial Statements - December 31, 2001 Report of Ernst & Young LLP, Independent Auditors

          3. Part B. The following statutory-basis financial statements of The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:

               Balance Sheets - Statutory-Basis - Years ended December 31, 2001 and 2000
               Statements of Operations - Statutory Basis - Years ended
               December 31, 2001, 2000 and 1999
               Statements of Changes in Capital and Surplus - Statutory Basis - Years ended December 31, 2001, 2000 and 1999
               Statements of Cash Flows - Statutory Basis - Years ended
               December 31, 2001, 2000 and 1999
               Notes to Statutory-basis Financial Statements - December 31, 2001 Report of Ernst & Young LLP, Independent Auditors


     (b)  Exhibits


               1(a). Resolution adopted by the Board of Directors of The Lincoln
                     National Life Insurance Company on April 29, 1996 establishing the Lincoln National Variable Annuity Account L ("Account L"). incorporated herein by reference to Pre-Effective Amendment No.1 (File No. 333-5827) filed on September 26, 1996.

                (b). Amendment dated December 2, 1996 adopted by the Board of
                     Directors to resolution establishing Account L. incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-4999) filed on
                     April 30, 1998.

               2.    Not applicable.

               3(a). Principal Underwriting Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-
                     5827) filed on September 26, 1996.

                (b). Broker-dealer sales agreement incorporated herein by
                     reference to Pre-Effective Amendment No. 1 (File No. 333-
                     5827) filed on September 26, 1996.

               4(a). Group Variable Annuity I Contract for The Lincoln National
                     Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-5827) filed on April, 26, 2000.

                (b). Group Variable Annuity II Contract for The Lincoln National
                     Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-5827) filed on April, 26, 2000.

                (c). Group Variable Annuity III Contract for The Lincoln
                     National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-
                     5827) filed on April, 26, 2000.

                (d). Endorsement to Group Annuity Contracts incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-5827) filed Amendment No. 21, on April, 26, 2000.

                (e). Group Annuity Amendment to the contract incorporated
                     herein by reference to Post-Effective Amendment No. 7 (File No. 333-5827) filed on April, 26, 2000.

                (f). Endorsement to Certificate incorporated herein by
                     reference to Post-Effective Amendment No. 7 (File No. 333-
                     5827) filed on April, 26, 2000.

                (g). Section 403(b) Annuity Amendment

                (h). Group Annuity Amendment

               5(a). Application for Group Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-5827) filed on April, 26, 2000.

                (b). Participant Enrollment Form incorporated herein by
                     reference to Post-Effective Amendment No. 7 (File No. 333-
                     5827) filed on April, 26, 2000.

               6(a). Articles of Incorporation of The Lincoln National Life
                     Insurance Company incorporated herein by reference to the Registration Statement on Form S-6 (File No. 333-40745) filed on November 21, 1997.

                (b). Bylaws of The Lincoln National Life Insurance Company in-
                     corporated herein by reference to Post-effective Amendment No.1 (File No. 333-40937) filed on November 9, 1998.

               7.    Not applicable.

               8(a)(1)Services Agreement between Delaware Management Holdings,
                     Inc., Delaware Service Company, Inc., and Lincoln National Life Insurance Company incorporated herein by reference to Filing Form N-1A (File No. 2-80741) Amendment No. 21 filed on April 10, 2000.

               8(a)(2)Amendment to Services Agreement between Delaware Manage-
                     ment Holdings, Inc., Delaware Service Company, Inc., and Lincoln National Life Insurance Company incorporated herein by Reference to Post-Effective Amendment No. 5 (File No. 333-43373) filed on April 4, 2002.

               8(b). Fund Participation Agreement/Amendments for American
                     Century.

               8(c). Fund Participation Agreement/Amendments for Baron.

               8(d). Participation Agreement between The Lincoln National Life
                     Insurance Company and Dreyfus Life & Annuity Index Fund, Inc. and Dreyfus Variable Investment Fund./1/

               8(e). Fund Participation Agreement/Amendments for Fidelity.

               8(f). Fund Participation Agreement/Amendments for Janus.

               8(g). Fund Participation Agreement/Amendments for The Lincoln
                     National Aggressive Growth Fund, Inc.

               8(h). Fund Participation Agreement/Amendments for The Lincoln
                     National Social Awareness Fund, Inc.

               8(i). Fund Participation Agreement/Amendments for Neuberger
                     Berman.

               8(j). Participation Agreement between The Lincoln National Life
                     Insurance Company and T. Rowe Price International Services, Inc. and T. Rowe Price Investment Services, Inc./1/

               8(k). Fund Participation Agreement/Amendments for Alliance.

               8(l). Fund Participation Agreement/Amendments for American Funds.

               8(m). Fund Participation Agreement/Amendments for Delaware Group.

               8(n). Fund Participation Agreement/Amendments for The Lincoln
                     National Capital Appreciation Fund, Inc.

               8(o). Fund Participation Agreement/Amendments for The Lincoln
                     National Growth & Income Fund.

               9. Consent and opinion of Jeremy Sachs, Senior Counsel, The Lincoln National Life Insurance Company, as to the legality of the securities being registered. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-
                     5827) filed on September 26, 1996.

              10(a). Consent of Ernst & Young LLP, Independent Auditors

              11.    Not applicable.

              12.    Not applicable.

              13.(a) Schedule for Computation of Performance Quotations incor-
                     porated herein by reference to Post-Effective Amendment No. 1(File No. 333-5827) filed on April 30, 1997.

              13.(b) Supplement to Schedule for Computation of Performance
                     Quotations incorporated herein by reference to Post-Effec-tive Amendment No. 2 (File No. 333-5827) filed on May 1, 1998.

              14.    Not applicable.

              15. Organizational Chart of Lincoln National Life Insurance Holding Company System is incorporated herein by reference to Pre-Effective Amendment No. 1 (file No. 3333-73532) filed on February 8, 2002.

              16.    Powers of Attorney

          /1/ Incorporated herein by reference to Pre-effective Amendment No. 1 on Form N-4 filed by the Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company with The Securities and Exchange Commission on September 26, 1996 (File No. 333-05827).

Item 25. Directors and Officers of the Depositor


The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Account L as well as the Contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.

Name                                Positions and Offices
-----                               ----------------------------------------

Jon A. Boscia**                     President and Director
Lorry J. Stensrud*                  Chief Executive Officer of Annuities, Executive Vice President, and
                                    Director
John H. Gotta***                    Chief Executive Officer of Life Insurance, Executive Vice President, and
                                    Director
Gary W. Parker ***                  Senior Vice President
Charles E. Haldeman, Jr.****        Director
Cynthia A. Rose*                    Secretary and Assistant Vice President
Eldon J. Summers*                   Second Vice President and Treasurer
Richard C. Vaughan**                Director
Janet Chrzan*                       Senior Vice President, Chief Financial Officer and Director
Elizabeth Frederick*                Senior Vice President and General Counsel
Diane Dillman*                      Director of Annuities Compliance
Christine Frederick***              Director of Life Compliance
See Yeng Quek****                   Director
Barbara Kowalczyk**                 Director




* Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506

** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112

***   Principal business address is 350 Church Street, Hartford, CT 06103

**** Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682

Item 26. Persons Controlled by or Under Common Control with The Lincoln National Life Insurance Company ("Lincoln Life") or Lincoln National Variable Annuity Account L

Lincoln National Variable Annuity Account L is a separate account of Lincoln Life and may be deemed to be controlled by Lincoln Life although Lincoln Life will follow voting instructions of Contractholders with respect to voting on certain important matters requiring a vote of Contractholders.


See Exhibit 15: The Organizational Chart of Lincoln National Life Insurance Holding Company System.

Item 27. Number of Contractholders

  As of February 28, 2002, Registrant had 886 Contractholders.

Item 28. Indemnification

Under the Participation Agreements entered into between Lincoln Life and the Dreyfus Life & Annuity Index Fund, Inc., Dreyfus Variable Investment Fund and Dreyfus Corporation, Variable Insurance Products Funds I and II and Fidelity Distributors Corporation, Twentieth Century Management Company, and T. Rowe Price (the "Funds"), Lincoln Life and its directors, officers, employees, agents and control persons have been indemnified by the Funds against any losses, claims or liabilities that arise out of any untrue statement or alleged untrue statement or omission of a material fact in the Funds' registration statements, prospectuses or sales literature. In addition, the Funds will indemnify Lincoln Life against any liability, loss, damages, costs or expenses which Lincoln Life may incur as a result of the Funds' incorrect calculations, incorrect reporting and/or untimely reporting of the Funds' net asset values, dividend rates or capital gain distribution rates.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter




(a) Lincoln Financial Advisors, Inc. is the Principal Underwriter for Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life & Annuity Variable Annuity Account N; LLANY Separate Account R for Flexible Premium Variable Life Insurance; and LLANY Separate Account S for Flexible Premium Variable Life Insurance.

(b) OFFICERS AND DIRECTORS

NAME & TITLE               BUSINESS ADDRESS
J. Michael Hemp*           President and Director
Lucy D. Gase**             Vice President, Assistant Secretary and Director
Matthew Lynch*             Vice President, Chief Financial Officer, and Director
Michael E. McMath*         Senior Vice President
Cynthia A. Rose***         Secretary
C. Gary Shimmin*           Vice President
Eldon J. Summers***        Treasurer

* Principal business address of each person is 350 Church Street, Hartford, CT 06103
** Principal business address of each person is 200 East Berry Street, Fort Wayne, IN 46802-2706
*** Principal business address of each person is 1300 S. Clinton Street, Fort Wayne, IN 46802


(c)  N/A

 Item 30.  Location of Accounts and Records


All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by the depositor, The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802 or the principal underwriter, Lincoln Financial Advisors, ("LFA"), 200 E. Berry Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.


Item 31.  Management Services

None

Item 32.  Undertakings and Representations

The Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


(d) The Registrant intends to rely on the no-action response dated November 28, 1988, from Ms. Angela C. Goelzer of the Commission staff to the American Council of Life Insurance concerning the redeemability of Section 403(b) annuity contracts and the Registrant has complied with the provisions of paragraphs (1)-(4) thereof.


(e) The Registrant intends to offer Contracts to Participants in the Texas Optional Retirement Program. In connection with that offering, Rule 6c-7 of the Investment Company Act of 1940 is being relied upon and paragraphs (a)-
     (d) of that Section will be complied with.


(f) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 9TH day of April, 2002.

                        LINCOLN NATIONAL VARIABLE ANNUITY
                        Account L - Group Variable Annuity
                        (Registrant)

                        By: /s/ Ronald L. Stopher
                            ----------------------------------------------------
                            Ronald L. Stopher
                            Vice President, Lincoln National Life Insurance, Co.

                        THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                        (Depositor)

                        By: /s/ Jeffrey K. Dellinger
                            ----------------------------------------------------
                            Jeffrey K. Dellinger
                            (Signature-Officer of Depositor)
                            Vice President, Lincoln National Life Insurance, Co. (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 9, 2002.



Signature                                                     Title
---------                                                     -----

  *                                                           President and Director
--------------------------------------------------            (Principal Executive Officer)
Jon A. Boscia

  *                                                           Executive Vice President,
--------------------------------------------------            Chief Executive Officer of
Lorry J. Stensrud                                             Annuities, and Director

  *                                                           Senior Vice President, Chief
--------------------------------------------------            Financial Officer and Director
Janet Chrzan                                                  (Principal Accounting Officer and
                                                              Principal Financial Officer)

  *                                                           Director
--------------------------------------------------
Barbara S. Kowalczyk

  *                                                           Executive Vice President,
--------------------------------------------------            Chief Executive Officer of
John H. Gotta                                                 Life Insurance, and Director

  *                                                           Director
--------------------------------------------------
Richard C. Vaughan

  *                                                           Director
--------------------------------------------------
Charles E. Haldeman, Jr.

  *                                                           Chief Investment Officer and Director
--------------------------------------------------
See Yeng Quek

*By  /s/ Steven M. Kluever                                    Pursuant to a Power of Attorney
   -----------------------------------------------
   Steven M. Kluever